UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05398

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: December 31, 2008

Date of reporting period: March 31, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Variable Products Series Fund

Americas Government Income Portfolio

Portfolio of Investments

March 31, 2008 (unaudited)

		Principal Amount (000)	U.S. $ Value
TREASURY BONDS - 54.8%
U.S. Treasury Strips - 20.1%
Zero Coupon, 2/15/16 (a)	US$	2,400	$1,851,982
Zero Coupon, 11/15/21 (a)		11,700	6,424,025

			8,276,007

Canada - 4.1%
Government of Canada
Series VW17
8.00%, 6/01/27 (a)	CAD	1,132	1,705,836

Mexico - 15.5%
Mexican Bonos
Series M 10
7.25%, 12/15/16 (a)	MXN	32,000	3,027,893
Series M 20
8.00%, 12/07/23 (a)		15,500	1,514,840
Series MI10
9.00%, 12/20/12 (a)		18,588	1,859,285

			6,402,018

U.S. Treasury Bonds - 15.1%
6.25%, 5/15/30	US$	4,850	6,199,663

Total Treasury Bonds (cost $20,094,274)			22,583,524

AGENCY DEBENTURES - 18.2%
Federal National Mortgage Association
Series 2001
5.375%, 11/15/11 (a)		5,000	5,437,255
Series 2004
4.125%, 4/15/14 (a)		2,000	2,066,658

Total Agency Debentures (cost $6,828,324)			7,503,913

AGENCY FIXED RATE 30-YEARS - 10.8%
Federal National Mortgage Association
Series 2002
7.00%, 3/01/32 (a)		53	56,706

Government National Mortgage Association
Series 1994
9.00%, 9/15/24 (a)		6	6,399
Series 2006
6.00%, 7/15/36 (a)		4,259	4,402,323

Total Agency Fixed Rate 30-Years (cost $4,291,531)			4,465,428

INFLATION-LINKED SECURITIES - 7.8%
U.S. Treasury Notes - 6.2%
1.625%, 1/15/15 (TIPS)		1,587	1,683,513
2.00%, 1/15/16 (TIPS)		797	864,724

			2,548,237

Canada - 1.6%
Government of Canada
3.00%, 12/01/36 (a)	CAD	66	85,095
Province of Ontario
2.00%, 12/01/36 (a)		600	588,586

			673,681

Total Inflation-Linked Securities (cost $2,895,134)			3,221,918

SOVEREIGN AGENCIES - 5.9%
Canada - 5.9%
Canada Housing Trust No 1
4.55%, 12/15/12 (b) (cost $2,433,966)		2,400	2,445,594

PROVINCIAL BONDS - 0.8%
Canada - 0.8%
Province of Ontario
5.60%, 6/02/35 (a) (cost $256,029)		300	335,815

SHORT-TERM INVESTMENTS - 1.6%
Time Deposit - 1.6%
Bank of New York
1.25%, 4/01/08 (cost $633,000)	US$	633	633,000

Total Investments - 99.9%
(cost $37,432,258)			41,189,192
Other assets less liabilities - 0.1%			30,943

Net Assets - 100.0%			$41,220,135

FORWARD CURRENCY EXCHANGE CONTRACTS

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at March 31, 2008	Unrealized Appreciation/ (Depreciation)
Sale Contracts:
Canadian Dollar settling 4/10/08	413	$404,860	$402,011	$2,849
Mexican Nuevo Peso settling 4/22/08	58,050	5,362,323	5,439,887	(77,564)

(a)	Position, or a portion thereof, has been segregated to collateralize forward currency exchange contracts. The aggregate market value of these securities amounted to $29,362,698.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2008, the market value of this security amounted to $2,445,594 or 5.9% of net assets.

Currency Abbreviations:

CAD	-	Canadian Dollar
MXN	-	Mexican Peso

Glossary:

TIPS	-	Treasury Inflation Protected Security

Country Breakdown *

March 31, 2008 (unaudited)

Summary

70.4%	United States
15.6%	Mexico
12.5%	Canada
1.5%	Short-Term Investments

100.0%	Total Investments

*	All data are as of March 31, 2008. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time.

ABVPS America Government Income Fund

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2008:

Level	Investments in Securities	Other Financial Instruments*
Level 1	$0	$0
Level 2	39,674,352	(74,715)
Level 3	1,514,840	0

Total	$41,189,192	$(74,715)

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments In Securities	Other Financial Instruments
Balance as of 12/31/07	$1,391,042	$0
Accrued discounts /premiums	2,016	0
Realized gain	0
Change in unrealized appreciation/depreciation	121,782
Net purchases (sales)	0
Net transfers in and/or out of Level 3	0	0

Balance as of 3/31/08	$1,514,840	$0
Net change in unrealized appreciation/depreciation from Investments still held as of 3/31/08	$123,798

*	The realized gain (loss) recognized during the period ended 3/31/08 for other financial instruments was $0.

AllianceBernstein Variable Products Series Fund

Balanced Shares Portfolio

Portfolio of Investments

March 31, 2008 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 73.6%
Financials - 15.4%
Capital Markets - 1.8%
Bank of New York Mellon Corp.	18,120	$756,148
Franklin Resources, Inc.	11,700	1,134,783
The Goldman Sachs Group, Inc.	1,600	264,624
Lehman Brothers Holdings, Inc.	12,900	485,556

		2,641,111

Commercial Banks - 0.6%
Wells Fargo & Co.	29,500	858,450

Consumer Finance - 0.1%
American Express Co.	3,000	131,160

Diversified Financial Services - 4.8%
Bank of America Corp.	36,600	1,387,506
Citigroup, Inc.	65,700	1,407,294
JP Morgan Chase & Co.	97,600	4,191,920

		6,986,720

Insurance - 8.1%
ACE Ltd.	65,900	3,628,454
American International Group, Inc.	76,000	3,287,000
Axis Capital Holdings Ltd.	78,400	2,664,032
Hartford Financial Services Group, Inc.	28,000	2,121,560
Willis Group Holdings Ltd.	3,900	131,079

		11,832,125

		22,449,566

Energy - 12.4%
Energy Equipment & Services - 0.7%
Baker Hughes, Inc.	11,310	774,735
Cameron International Corp. (a)	7,000	291,480

		1,066,215

Oil, Gas & Consumable Fuels - 11.7%
Chevron Corp.	35,000	2,987,600
ConocoPhillips	47,400	3,612,354
Exxon Mobil Corp.	53,800	4,550,404
Marathon Oil Corp.	21,000	957,600
Noble Energy, Inc.	21,500	1,565,200
Total SA (Sponsored) (ADR)	45,000	3,330,450

		17,003,608

		18,069,823

Health Care - 11.6%
Health Care Providers & Services - 4.0%
Aetna, Inc.	32,000	1,346,880
UnitedHealth Group, Inc.	59,800	2,054,728
WellPoint, Inc. (a)	54,000	2,383,020

		5,784,628

Pharmaceuticals - 7.6%
Eli Lilly & Co.	76,300	3,936,317
Merck & Co., Inc.	81,700	3,100,515
Pfizer, Inc.	52,800	1,105,104
Schering-Plough Corp.	135,000	1,945,350
Wyeth	23,500	981,360

		11,068,646

		16,853,274

Industrials - 9.9%
Aerospace & Defense - 5.7%
Honeywell International, Inc.	35,000	1,974,700
Lockheed Martin Corp.	32,700	3,247,110
United Technologies Corp.	45,100	3,103,782

		8,325,592

Commercial Services & Supplies - 0.2%
Dun & Bradstreet Corp.	3,200	260,416

Electrical Equipment - 3.0%
Ametek, Inc.	20,000	878,200
Cooper Industries Ltd.-Class A	19,000	762,850
Emerson Electric Co.	53,300	2,742,818

		4,383,868

Industrial Conglomerates - 1.0%
General Electric Co.	37,340	1,381,953

		14,351,829

Information Technology - 9.9%
Communications Equipment - 0.9%
Cisco Systems, Inc. (a)	53,300	1,283,997

Computers & Peripherals - 3.0%
Hewlett-Packard Co.	9,400	429,204
International Business Machines Corp.	11,200	1,289,568
Sun Microsystems, Inc. (a)	166,325	2,583,027

		4,301,799

Electronic Equipment & Instruments - 0.7%
Tyco Electronics Ltd.	30,000	1,029,600

IT Services - 1.0%
Accenture Ltd.-Class A	41,200	1,449,004

Semiconductors & Semiconductor Equipment - 2.5%
Applied Materials, Inc.	21,300	415,563
Broadcom Corp.-Class A (a)	60,700	1,169,689
Integrated Device Technology, Inc. (a)	44,100	393,813
Intel Corp.	15,000	317,700
Nvidia Corp. (a)	65,000	1,286,350

		3,583,115

Software - 1.8%
Adobe Systems, Inc. (a)	13,200	469,788
Microsoft Corp.	78,200	2,219,316

		2,689,104

		14,336,619

Consumer Staples - 5.5%
Food & Staples Retailing - 1.4%
Safeway, Inc.	67,400	1,978,190

Food Products - 0.4%
HJ Heinz Co.	13,700	643,489

Household Products - 1.2%
Procter & Gamble Co.	26,000	1,821,820

Tobacco - 2.5%
Altria Group, Inc.	26,300	583,860
Loews Corp. - Carolina Group	23,300	1,690,415
Philip Morris International, Inc. (a)	26,300	1,330,254

		3,604,529

		8,048,028

Consumer Discretionary - 3.8%
Household Durables - 0.6%
Garmin Ltd.	15,300	826,353

Media - 3.2%
EW Scripps Co.-Class A	6,700	281,467
Gannett Co., Inc.	36,200	1,051,610
News Corp.-Class A	40,900	766,875
Omnicom Group, Inc.	12,000	530,160
Time Warner, Inc.	58,700	822,974
Viacom, Inc.-Class B (a)	30,000	1,188,600

		4,641,686

		5,468,039

Telecommunication Services - 3.6%
Diversified Telecommunication Services - 3.6%
AT&T, Inc.	72,500	2,776,750
CenturyTel, Inc.	17,400	578,376
Verizon Communications, Inc.	50,000	1,822,500

		5,177,626

Materials - 1.3%
Chemicals - 1.3%
Dow Chemical Co.	41,900	1,544,015
Eastman Chemical Co.	5,400	337,230

		1,881,245

Utilities - 0.2%
Electric Utilities - 0.2%
FirstEnergy Corp.	3,900	267,618

Total Common Stocks (cost $107,212,624)		106,903,667

	Principal Amount (000)
CORPORATES - INVESTMENT GRADES - 10.8%
Financial Institutions - 5.8%
Banking - 3.0%
BankAmerica Capital II
Series 2
8.00%, 12/15/26	$44	45,271
Barclays Bank PLC
8.55%, 6/15/11 (b)(c)	50	52,282
The Chuo Mitsui Trust & Banking Co., Ltd.
5.506%, 4/15/15 (b)(c)	300	250,628
Citicorp, Inc.
Series MTNF
6.375%, 11/15/08	20	20,393
Citigroup, Inc.
3.625%, 2/09/09	105	104,725
Fleet National Bank
5.75%, 1/15/09	250	254,246
HBOS PLC
6.413%, 10/01/35 (b)(c)	300	214,859
JP Morgan & Co. Inc/Old
6.00%, 1/15/09	100	101,684
JP Morgan Chase & Co.
6.00%, 2/15/09	100	101,545
Mizuho JGB Investment LLC
9.87%, 6/30/08 (b)(c)	240	240,997
Morgan JP & Co., Inc.
6.25%, 1/15/09	94	95,725
North Fork Bancorporation, Inc.
5.875%, 8/15/12	100	90,319
Popular North America, Inc.
4.25%, 4/01/08	470	470,000
Rabobank Capital Funding II
5.26%, 12/31/13 (b)(c)	230	197,448
RBS Capital Trust III
5.512%, 9/30/14 (c)	125	102,676
Regions Financial Corp
6.375%, 5/15/12	95	96,075

Regions Financing Trust II
6.625%, 5/15/47 (c)	170	114,644
Resona Preferred Global Securities
7.191%, 7/30/15 (b)(c)	268	234,052
Sovereign Bancorp, Inc.
4.80%, 9/01/10	155	153,343
Sumitomo Mitsui Banking Corp.
5.625%, 10/15/15 (b)(c)	135	114,186
UBS Preferred Funding Trust II
7.247%, 6/26/11 (c)	250	238,113
UBS Preferred Funding Trust V
Series 1
6.243%, 5/15/16 (c)	305	255,095
UFJ Finance Aruba AEC
6.75%, 7/15/13	335	372,646
Unicredito Italiano Capital Trust II
9.20%, 10/05/10 (b)(c)	330	325,149
Union Planters Corp.
7.75%, 3/01/11	63	66,235
Wachovia Corp.
6.15%, 3/15/09	100	100,847
Washington Mutual, Inc.
4.20%, 1/15/10	8	6,720

		4,419,903

Brokerage - 0.7%
The Bear Stearns Co., Inc.
5.55%, 1/22/17	115	102,676
7.625%, 12/07/09	95	94,118
The Goldman Sachs Group, Inc.
3.875%, 1/15/09	81	81,148
5.70%, 9/01/12	90	92,392
7.35%, 10/01/09	24	25,233
Lazard Group
6.85%, 6/15/17	160	149,828
Lehman Brothers Holdings, Inc.
7.875%, 11/01/09 - 8/15/10	195	198,901
Merrill Lynch & Co., Inc.
6.00%, 2/17/09	100	100,204
Series MTNC
4.125%, 1/15/09 - 9/10/09	137	134,446

		978,946

Finance - 0.7%
American General Finance Corp.
4.875%, 7/15/12	45	43,413
Capital One Bank
6.50%, 6/13/13	90	84,950

Capital One Financial Corp.
5.50%, 6/01/15	13	11,426
CIT Group Funding Co. of Canada
5.20%, 6/01/15	120	89,758
CIT Group, Inc.
3.375%, 4/01/09	100	86,009
7.625%, 11/30/12	100	83,114
Countrywide Financial Corp.
Series MTN
5.80%, 6/07/12	41	37,146
Countrywide Home Loans, Inc.
Series MTNL
4.00%, 3/22/11	7	6,243
General Electric Capital Corp.
5.875%, 2/15/12	185	196,188
iStar Financial, Inc.
5.15%, 3/01/12	30	22,200
6.00%, 12/15/10	200	156,000
Series B
5.95%, 10/15/13	65	47,450
SLM Corp.
5.125%, 8/27/12	115	88,726
5.375%, 1/15/13	125	95,796

		1,048,419

Insurance - 1.1%
Allied World Assurance Co. Holdings Ltd.
7.50%, 8/01/16	60	61,556
American RE Corp.
Series B
7.45%, 12/15/26	140	145,258
Assurant, Inc.
5.625%, 2/15/14	100	98,219
Genworth Financial, Inc.
4.75%, 6/15/09	38	38,179
5.231%, 5/16/09	35	35,306
Hartford Financial Services Group, Inc.
6.375%, 11/01/08	125	126,832
ING Groep NV
5.775%, 12/08/15 (c)	310	254,321
Liberty Mutual Group, Inc.
5.75%, 3/15/14 (b)	130	134,310
7.80%, 3/15/37 (b)	65	54,585
North Front Pass Through Trust
5.81%, 12/15/24 (b)(c)	500	493,688
Prudential Financial, Inc.
5.15%, 1/15/13	60	59,909

UnitedHealth Group, Inc.
5.25%, 3/15/11	70	71,409
WellPoint, Inc.
5.25%, 1/15/16	50	47,018

		1,620,590

REITS - 0.3%
ERP Operating LP
5.25%, 9/15/14	105	97,425
HCP, Inc.
5.95%, 9/15/11	155	150,276
Regency Centers LP
5.25%, 8/01/15	106	97,832
Simon Property Group LP
5.625%, 8/15/14	78	75,189

		420,722

		8,488,580

Industrial - 3.9%
Basic - 0.7%
BHP Billiton Finance USA Ltd.
7.25%, 3/01/16	68	74,700
The Dow Chemical Co.
7.375%, 11/01/29	10	10,728
Inco Ltd.
7.75%, 5/15/12	215	237,408
International Paper Co.
4.25%, 1/15/09	43	42,985
Lubrizol Corp.
5.50%, 10/01/14	120	117,311
Noranda, Inc.
6.00%, 10/15/15	135	133,311
Packaging Corp. of America
4.375%, 8/01/08	200	200,126
PPG Industries Inc
5.75%, 3/15/13	85	87,688
Weyerhaeuser Co.
7.375%, 3/15/32	110	108,720

		1,012,977

Capital Goods - 0.4%
Hanson Australia Funding Ltd.
5.25%, 3/15/13	120	120,681
Hutchison Whampoa International Ltd.
7.45%, 11/24/33 (b)	100	102,738
John Deere Capital Corp.
4.875%, 3/16/09	100	101,309
Lafarge SA
6.15%, 7/15/11	77	78,551
Tyco International Group SA
6.00%, 11/15/13	115	115,479

		518,758

Communications - Media - 0.5%
British Sky Broadcasting Group PLC
6.875%, 2/23/09	100	102,634
BSKYB Finance UK PLC
5.625%, 10/15/15 (b)	85	84,972
News America Holdings, Inc.
9.25%, 2/01/13	65	75,429
News America, Inc.
5.30%, 12/15/14	125	125,014
RR Donnelley & Sons Co.
5.50%, 5/15/15	120	109,547
Time Warner Entertainment Co.
8.375%, 3/15/23	80	88,648
WPP Finance Corp.
5.875%, 6/15/14	125	124,830

		711,074

Communications - Telecommunications - 0.7%
AT&T Corp.
7.30%, 11/15/11	85	92,066
BellSouth Corp.
5.20%, 9/15/14	94	93,845
Embarq Corp.
7.082%, 6/01/16	98	92,780
Nextel Communications, Inc.
Series F
5.95%, 3/15/14	165	122,100
Qwest Corp.
7.50%, 10/01/14	110	107,250
7.875%, 9/01/11	115	114,713
Sprint Capital Corp.
7.625%, 1/30/11	90	83,250
Telefonos de Mexico SAB de CV
4.50%, 11/19/08	139	139,022
Telus Corp.
8.00%, 6/01/11	65	70,693
Vodafone Group PLC
7.875%, 2/15/30	100	109,913

		1,025,632

Consumer Cyclical - Automotive - 0.0%
Daimler Finance North America LLC
4.875%, 6/15/10	45	45,272

Consumer Cyclical - Other - 0.2%
Starwood Hotels & Resorts Worldwide, Inc.
7.375%, 11/15/15	91	88,545
7.875%, 5/01/12	63	65,785
Toll Brothers Finance Corp.
5.15%, 5/15/15	20	18,090
Wyndham Worldwide Corp.
6.00%, 12/01/16	70	63,932

		236,352

Consumer Cyclical - Retailers - 0.2%
CVS Corp.
6.125%, 8/15/16	100	104,275
Macys Retail Holdings, Inc.
4.80%, 7/15/09	100	98,820
6.30%, 4/01/09	100	100,013

		303,108

Consumer Non-Cyclical - 0.5%
Bunge Ltd Finance Corp.
5.875%, 5/15/13	60	62,544
Cadbury Schweppes US Finance LLC
5.125%, 10/01/13 (b)	125	120,225
Fisher Scientific International, Inc.
6.125%, 7/01/15	92	91,626
Kraft Foods, Inc.
5.25%, 10/01/13	100	99,998
The Kroger Co.
7.25%, 6/01/09	70	72,205
Reynolds American, Inc.
7.25%, 6/01/12	84	88,856
7.625%, 6/01/16	105	110,477
Safeway, Inc.
4.95%, 8/16/10	90	92,078

		738,009

Energy - 0.3%
Canadian Natural Resources Ltd.
5.15%, 2/01/13	30	30,604
Gaz Capital SA
6.212%, 11/22/16 (b)	195	180,710
The Premcor Refining Group, Inc.
7.50%, 6/15/15	74	77,488
Statoilhydro Asa
6.36%, 1/15/09	45	46,080
Valero Energy Corp.
4.75%, 6/15/13	80	79,713
Weatherford International Ltd.
5.15%, 3/15/13	35	35,030
6.00%, 3/15/18	15	15,078

		464,703

Services - 0.1%
The Western Union Co.
5.93%, 10/01/16	90	89,349

Technology - 0.2%
Computer Sciences Corp.
5.50%, 3/15/13 (b)	50	50,168
Electronic Data Systems Corp.
Series B
6.50%, 8/01/13	90	89,206
Motorola, Inc.
6.50%, 9/01/25	105	86,222
7.50%, 5/15/25	20	17,445
7.625%, 11/15/10	44	45,600
Xerox Corp.
7.625%, 6/15/13	25	25,847

		314,488

Transportation - Airlines - 0.1%
Southwest Airlines Co.
5.25%, 10/01/14	92	89,096

Transportation - Railroads - 0.0%
CSX Corp.
5.50%, 8/01/13	35	35,002

Transportation - Services - 0.0%
FedEx Corp.
3.50%, 4/01/09	23	22,865

		5,606,685

Utility - 1.1%
Electric - 0.6%
Consumers Energy Co.
Series D
5.375%, 4/15/13	140	144,392
FirstEnergy Corp.
Series B
6.45%, 11/15/11	115	120,377
FPL Group Capital, Inc.
6.35%, 10/01/66 (c)	55	50,018
6.65%, 6/15/67 (c)	170	156,993
Pacific Gas & Electric Co.
3.60%, 3/01/09	100	99,753
SPI Electricity & Gas Australia Holdings Pty Ltd.
6.15%, 11/15/13 (b)	250	260,583

		832,116

Natural Gas - 0.5%
CenterPoint Energy Resources Corp.
Series B
7.875%, 4/01/13	185	205,511
Enterprise Products Operating LP
Series B
5.60%, 10/15/14	100	100,053
Texas Eastern Transmission Corp.
7.30%, 12/01/10	350	385,486
TransCanada Pipelines Ltd.
6.35%, 5/15/67 (c)	120	106,066

		797,116

		1,629,232

Total Corporates - Investment Grades (cost $16,442,678)		15,724,497

MORTGAGE PASS-THRU’S - 5.7%
Agency Fixed Rate 30-Year - 5.5%
Federal Gold Loan Mortgage Corp.
Series 2006
7.00%, 8/01/36	598	628,021
Federal National Mortgage Association
Series 2006
5.00%, 2/01/36	1,197	1,186,560
6.50%, 9/01/36	321	332,915
Series 2007
4.50%, 1/01/36	1,497	1,445,987
Series 2008
5.50%, 8/01/37	3,665	3,711,958
6.50%, 12/01/37	705	730,782

		8,036,223

Agency ARMS - 0.2%
Federal Home Loan Mortgage Corp.
Series 2007
5.689%, 12/01/37	185	188,243
Series 2008
5.674%, 1/01/38	119	124,726

		312,969

Total Mortgage Pass-Thru’s (cost $8,350,845)		8,349,192

COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.3%
Non-Agency Fixed Rate CMBS - 2.3%
Banc of America Commercial Mortgage, Inc.
Series 2001-PB1, Class A2
5.787%, 5/11/35	902	909,330
Bear Stearns Commercial Mortgage Securities, Inc.
Series 2006-PW12, Class A4
5.711%, 9/11/38	150	148,683
Credit Suisse Mortgage Capital Certificates
Series 2006-C5, Class A3
5.311%, 12/15/39	155	150,557

LB-UBS Commercial Mortgage Trust
Series 2006-C6, Class A4
5.372%, 9/15/39	330	318,088
Series 2007-C7, Class A3
5.866%, 9/15/45	620	611,898
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-3, Class A4
5.414%, 7/12/46	200	193,296
Morgan Stanley Capital I
Series 2005-HQ5, Class A4
5.168%, 1/14/42	1,035	1,017,586

Total Commercial Mortgage-Backed Securities (cost $3,423,212)		3,349,438

GOVERNMENTS - TREASURIES - 1.1%
Treasury Bonds - 1.1%
U.S. Treasury Bonds
4.50%, 2/15/36	950	981,394
U.S. Treasury Notes
3.625%, 12/31/12	565	595,325

Total Governments - Treasuries (cost $1,540,639)		1,576,719

ASSET-BACKED SECURITIES - 0.9%
Home Equity Loans - Floating Rate - 0.6%
Credit-Based Asset Servicing & Securities, Inc.
Series 2005-CB7, Class AF2
5.147%, 11/25/35 (e)	62	61,585
Household Home Equity Loan Trust
Series 2007-1, Class M1
2.916%, 3/20/36 (d)	365	221,623
Newcastle Mortgage Securities Trust
Series 2007-1, Class 2A1
2.729%, 4/25/37 (d)	292	273,811
Option One Mortgage Loan Trust
Series 2007-2, Class M1
2.959%, 3/25/37 (d)	125	25,815
RAAC Series
Series 2006-SP3, Class A1
2.679%, 8/25/36 (d)	49	48,062
Soundview Home Equity Loan Trust
Series 2007-OPT2, Class 2A2
2.729%, 7/25/37 (d)	300	259,359

		890,255

Home Equity Loans - Fixed Rate - 0.3%
Countrywide Asset-Backed Certificates
Series 2007-S1, Class A3
5.81%, 11/25/36	375	251,752

Credit-Based Asset Servicing & Securities, Inc.
Series 2003-CB1, Class AF
3.45%, 1/25/33	184	162,375
Home Equity Mortgage Trust
Series 2005-4, Class A3
4.742%, 1/25/36	52	49,711

		463,838

Autos - Fixed Rate - 0.0%
Capital One Prime Auto Receivables Trust
Series 2005-1, Class A3
4.32%, 8/15/09	12	12,427

Total Asset-Backed Securities (cost $1,769,576)		1,366,520

EMERGING MARKETS - SOVEREIGNS - 0.9%
Non Corporate Sectors - 0.9%
Sovereign - 0.9%
Republic of Argentina
7.00%, 10/03/15	254	192,660
Republic of Brazil
8.25%, 1/20/34	230	275,425
Republic of Indonesia
6.875%, 1/17/18 (b)	60	62,850
Republic of Panama
9.375%, 4/01/29	175	230,125
Republic of Peru
8.75%, 11/21/33	260	337,350
Republic of Philippines
8.25%, 1/15/14	151	172,895
8.875%, 3/17/15	29	34,039

Total Emerging Markets - Sovereigns (cost $1,333,725)		1,305,344

INFLATION-LINKED SECURITIES - 0.9%
U.S. Treasury Notes
2.375%, 4/15/11 (TIPS) (cost $1,171,826)	1,186	1,273,733

	Shares
NON-CONVERTIBLE - PREFERRED STOCKS - 0.7%
Utility - 0.4%
Electric - 0.4%
Dte Energy Trust I
7.80%	20,000	508,400

Financial Institutions - 0.1%
Banking - 0.1%
Royal Bank of Scotland Group PLC
5.75%	10,000	197,000

Industrial - 0.1%
Communications - Telecommunications - 0.1%
Centaur Funding Corp.
9.08% (b)	200	188,562

Non Corporate Sectors - 0.1%
Agencies - Government Sponsored - 0.1%
Federal Home Loan Mortgage Corp.
8.375%	2,225	54,290
Federal National Mortgage Association
8.25%	2,675	64,334

		118,624

Total Non-Convertible - Preferred Stocks (cost $1,105,116)		1,012,586

	Principal Amount (000)
CORPORATES - NON-INVESTMENT GRADES - 0.5%
Industrial - 0.2%
Basic - 0.0%
Freeport-McMoRan Copper & Gold, Inc.
8.25%, 4/01/15	$40	42,200
8.375%, 4/01/17	40	42,450

		84,650

Capital Goods - 0.0%
Owens Corning, Inc.
6.50%, 12/01/16	63	52,227

Communications - Media - 0.1%
Clear Channel Communications, Inc.
5.50%, 9/15/14	100	72,000
Echostar DBS Corp.
6.625%, 10/01/14	13	11,830
7.125%, 2/01/16	32	29,840

		113,670

Consumer Cyclical - Other - 0.1%
Harrah’s Operating Co., Inc.
5.625%, 6/01/15	76	44,080
5.75%, 10/01/17	5	2,775
6.50%, 6/01/16	24	14,220
MGM Mirage
6.75%, 9/01/12	40	37,100

		98,175

		348,722

Financial Institutions - 0.2%
Banking - 0.2%
Northern Rock PLC
5.60%, 4/30/14 (b)(c)	445	235,850

Finance - 0.0%
Countrywide Financial Corp.
6.25%, 5/15/16	92	74,647

		310,497

Utility - 0.1%
Electric - 0.1%
Dynegy Holdings, Inc.
8.375%, 5/01/16	45	44,550
Edison Mission Energy
7.00%, 5/15/17	35	34,825
NRG Energy, Inc.
7.25%, 2/01/14	40	39,500

		118,875

Total Corporates - Non-Investment Grades (cost $1,065,303)		778,094

GOVERNMENTS - SOVEREIGN BONDS - 0.5%
Russian Federation
7.50%, 3/31/30 (b)(e)	542	624,031
United Mexican States
5.625%, 1/15/17	116	121,873

Total Governments - Sovereign Bonds (cost $732,749)		745,904

AGENCIES - 0.4%
Agency Debentures - 0.4%
Fannie Mae
6.25%, 5/15/29	370	436,198
6.625%, 11/15/30	100	123,737

Total Agencies (cost $557,497)		559,935

CMOS - 0.2%
Non-Agency ARMS - 0.1%
Bear Stearns Alt-A Trust
Series 2006-3, Class 22A1
6.213%, 5/25/36 (c)	223	144,708

Non-Agency Fixed Rate - 0.1%
Deutsche Mortgage Securities, Inc.
Series 2005-WF1, Class 1A1
5.078%, 6/26/35 (b)	133	131,513

Non-Agency Floating Rate - 0.0%
Countrywide Alternative Loan Trust
Series 2007-OA3, Class M1
2.909%, 4/25/47 (d)(f)	110	31,858

Total CMOs (cost $465,726)		308,079

GOVERNMENTS - SOVEREIGN AGENCIES - 0.1%
Korea Development Bank
5.75%, 9/10/13 (cost $199,530)	200	210,082

QUASI-SOVEREIGNS - 0.1%
Quasi-Sovereign Bonds -0.1%
Rshb Captl (russ Ag Bk)
6.299%, 5/15/17 (b) (cost $93,018)	100	92,470

SHORT-TERM INVESTMENTS - 0.9%
Time Deposit - 0.9%
The Bank of New York
1.25%, 4/01/08 (cost $1,242,000)	1,242	1,242,000

Total Investments - 99.6% (cost $146,706,064)		144,798,260
Other assets less liabilities - 0.4%		510,248

Net Assets - 100.0%		$145,308,508

(a)	Non-income producing security.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2008, the aggregate market value of these securities amounted to $4,446,856 or 3.1% of net assets.

(c)	Variable rate coupon, rate shown as of March 31, 2008.

(d)	Floating Rate Security. Stated interest rate was in effect at March 31, 2008.

(e)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at March 31, 2008.

(f)	Illiquid security, valued at fair value.

Please note: The equity securities’ sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

The fixed income securities’ classifications presented herein are based on the Lehman Brothers Fixed Income Indices developed by Lehman Brothers. The fund components are divided either into duration, country, bond ratings or corporate sectors as classified by Lehman Brothers.

The fund currently owns investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of March 31, 2008, the fund’s total exposure to subprime investments was 1.05%. These investments are valued in accordance with the fund’s Valuation Policies.

Glossary:

ADR	-	American Depositary Receipt
TIPS	-	Treasury Inflation Protected Security

ABVPS Balanced Shares Fund

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2008:

Level	Investments in Securities	Other Financial Instruments*
Level 1	$107,916,253	$0
Level 2	33,021,532	0
Level 3	3,860,475	0

Total	$144,798,260	$0

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments In Securities	Other Financial Instruments
Balance as of 12/31/07	$6,187,085	$0
Accrued discounts /premiums	2,992	0
Realized gain	(1,073)
Change in unrealized appreciation/depreciation	(314,467)
Net purchases (sales)	(2,014,062)
Net transfers in and/or out of Level 3	0	0

Balance as of 3/31/08	$3,860,475
Net change in unrealized appreciation/depreciation from Investments still held as of 3/31/08	$(314,467)

*	The realized gain (loss) recognized during the period ended 3/31/08 for other financial instruments was $0.

AllianceBernstein Variable Products Series Fund

Balanced Wealth Strategy Portfolio

Portfolio of Investments

March 31, 2008 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 63.3%
Financials - 21.2%
Capital Markets - 2.2%
3i Group PLC	12,000	$197,707
Ameriprise Financial, Inc.	2,800	145,180
The Blackstone Group LP	10,175	161,579
Credit Suisse Group	6,500	330,966
Deutsche Bank AG	3,200	363,169
Franklin Resources, Inc.	10,075	977,174
The Goldman Sachs Group, Inc.	4,125	682,234
ICAP PLC	15,319	173,117
Julius Baer Holding AG	3,967	292,823
Macquarie Group Ltd.	3,042	146,844
Man Group PLC	52,129	573,826
Merrill Lynch & Co., Inc.	5,000	203,700
Morgan Stanley	11,200	511,840

		4,760,159

Commercial Banks - 2.3%
Banco Santander Central Hispano SA	6,981	139,076
Bank Leumi Le-Israel	14,400	62,024
Barclays PLC	39,500	356,355
BNP Paribas SA	3,100	312,581
Comerica, Inc.	3,800	133,304
Credit Agricole SA	12,681	392,071
Fifth Third Bancorp	5,400	112,968
Hana Financial Group, Inc.	2,100	86,073
HBOS PLC	48,340	537,777
Keycorp	4,100	89,995
Kookmin Bank	1,200	67,353
Mitsubishi UFJ Financial Group, Inc.	42,800	374,407
National Bank of Greece SA	1,420	74,759
National City Corp.	2,200	21,890
Royal Bank of Scotland Group PLC (London Virt-X)	55,031	368,661
Societe Generale-New (a)	765	73,612
Societe Generale	3,060	299,419
Standard Chartered PLC	11,238	384,289
Sumitomo Mitsui Financial Group, Inc.	50	332,141

SunTrust Banks, Inc.	2,150	118,551
U.S. Bancorp	4,600	148,856
Wachovia Corp.	15,800	426,600
Wells Fargo & Co.	9,200	267,720

		5,180,482

Consumer Finance - 0.2%
Discover Financial Services	16,600	271,742
ORIX Corp.	1,480	204,116

		475,858

Diversified Financial Services - 3.1%
Bank of America Corp.	29,400	1,114,554
CIT Group, Inc.	5,700	67,545
Citigroup, Inc.	41,700	893,214
CME Group, Inc.-Class A	3,690	1,730,979
Deutsche Boerse AG	3,776	612,385
Fortis (Euronext Brussels)	16,666	418,771
ING Groep NV	15,900	594,431
JP Morgan Chase & Co.	27,400	1,176,830
NYSE Euronext	5,800	357,918

		6,966,627

Insurance - 3.0%
ACE Ltd.	5,300	291,818
Allianz SE	3,100	614,447
Allstate Corp.	7,800	374,868
American International Group, Inc.	18,600	804,450
AON Corp.	2,900	116,580
Assicurazioni Generali SpA	3,258	146,638
Aviva PLC	15,154	185,809
Chubb Corp.	6,700	331,516
Everest Re Group Ltd.	1,900	170,107
Fidelity National Financial, Inc.-Class A	6,200	113,646
Fondiaria-Sai SpA (ordinary shares)	2,300	95,352
Fondiaria-Sai SpA (saving shares)	700	18,961
Genworth Financial, Inc.-Class A	12,500	283,000
Hartford Financial Services Group, Inc.	4,500	340,965
Marsh & McLennan Cos, Inc.	9,400	228,890
MetLife, Inc.	6,500	391,690
Muenchener Rueckversicherungs AG	1,700	333,450
Old Republic International Corp.	7,900	101,989
PartnerRe Ltd.	2,800	213,640
The Progressive Corp.	14,500	233,015
Prudential Corp. PLC	7,008	92,529
QBE Insurance Group Ltd.	8,257	168,941
Safeco Corp.	2,400	105,312
Torchmark Corp.	1,875	112,706
The Travelers Cos, Inc.	8,100	387,585
Unum Group	9,900	217,899
XL Capital Ltd.-Class A	3,500	103,425

		6,579,228

Property - Casualty Insurance - 0.1%
RenaissanceRe Holdings Ltd.	3,300	171,303

Real Estate Investment Trusts (REITs) - 7.0%
Alexandria Real Estate Equities, Inc.	1,125	104,310
Allied Properties Real Estate Investment Trust	8,496	160,989
Apartment Investment & Management Co.-Class A	2,202	78,854
Ascendas Real Estate Investment Trust	153,000	268,312
Ashford Hospitality Trust, Inc.	14,300	81,224
AvalonBay Communities, Inc.	900	86,868
BioMed Realty Trust, Inc.	4,400	105,116
Boardwalk Real Estate Investment Trust	2,688	99,507
Boston Properties, Inc.	1,700	156,519
British Land Co. PLC	20,544	374,179
Canadian Real Estate Investment Trust	8,470	221,982
CapitaMall Trust	183,600	464,633
Cominar Real Estate Investment Trust	4,730	93,997
Corio NV	1,200	104,966
DB RREEF Trust	277,831	429,605
Derwent Valley Holdings PLC	7,450	224,409
DiamondRock Hospitality Co.	7,300	92,491
Digital Realty Trust, Inc.	9,000	319,500
Dundee Real Estate Investment Trust	3,601	113,945
Entertainment Properties Trust	5,650	278,714
Equity Residential	7,900	327,771
Essex Property Trust, Inc.	825	94,033
Extra Space Storage, Inc.	6,100	98,759
Federal Realty Investment Trust	1,350	105,232
First Industrial Realty Trust, Inc.	3,600	111,204
Fonciere Des Murs	3,600	136,204
General Growth Properties, Inc.	9,500	362,615
Great Portland Estates PLC	15,400	161,925
H&R Real Estate Investment	5,201	99,006
Hammerson PLC	13,450	297,433
HCP, Inc.	6,200	209,622
Health Care REIT, Inc.	4,600	207,598
Highwoods Properties, Inc.	4,400	136,708
Home Properties, Inc.	2,800	134,372
Host Hotels & Resorts, Inc.	11,229	178,766
ING Office Fund	131,600	159,911
Japan Real Estate Investment Corp.-Class A	30	352,060
Kimco Realty Corp.	5,650	221,311
Klepierre	10,995	674,880
Land Securities Group PLC	15,742	471,602

Liberty International PLC	10,400	201,638
Macerich Co.	1,550	108,919
Macquarie CountryWide Trust	69,300	74,554
Mid-America Apartment Communities, Inc.	3,250	161,980
Mirvac Group	26,182	96,665
Morguard Real Estate Investment Trust	8,700	108,067
National Retail Properties, Inc.	6,600	145,530
Nationwide Health Properties, Inc.	6,700	226,125
Nippon Building Fund, Inc.-Class A	21	267,610
Nomura Real Estate Office Fund, Inc.-Class A	19	154,777
Omega Healthcare Investors, Inc.	7,400	128,464
Plum Creek Timber Co., Inc. (REIT)	2,300	93,610
Primaris Retail Real Estate Investment Trust	7,183	116,450
Prologis	7,275	428,207
Public Storage	3,500	310,170
Rayonier, Inc.	7,200	312,768
Segro PLC	14,169	142,766
Simon Property Group, Inc.	7,500	696,825
SL Green Realty Corp.	1,000	81,470
Stockland	19,901	127,798
Stockland-New	631	3,581
Strategic Hotels & Resorts, Inc.	4,400	57,772
Sunstone Hotel Investors, Inc.	5,500	88,055
Tanger Factory Outlet Centers	6,250	240,438
Taubman Centers, Inc.	4,000	208,400
UDR, Inc.	5,200	127,504
Unibail	4,178	1,074,256
Ventas, Inc.	7,700	345,807
Vornado Realty Trust	3,300	284,493
Westfield Group	38,289	627,112
Westfield Group-new (a)	1,104	17,354

		15,460,297

Real Estate Management & Development - 2.8%
Beni Stabili SpA	76,800	96,384
Brookfield Properties Corp.	11,625	224,479
Castellum AB	8,700	106,242
Citycon Oyj	45,642	279,450
Hang Lung Properties Ltd.	157,000	563,748
Henderson Land Development Co., Ltd.	53,000	381,895
IVG Immobilien AG	3,900	109,809
Kerry Properties Ltd.	106,131	647,621
Lend Lease Corp. Ltd.	34,900	424,182
Mitsubishi Estate Co., Ltd.	20,000	490,176
Mitsui Fudosan Co., Ltd.	13,100	263,530
New World Development Co., Ltd.	183,051	450,269

Norwegian Property ASA	28,300	245,200
NTT Urban Development Corp. (b)	410	594,801
Sino Land Co.	54,060	118,202
Sumitomo Realty & Development	6,000	106,894
Sun Hung Kai Properties Ltd.	56,700	895,422
Tokyu Land Corp.	16,000	101,898

		6,100,202

Thrifts & Mortgage Finance - 0.5%
Federal Home Loan Mortgage Corp.	12,000	303,840
Federal National Mortgage Association	25,700	676,424
Washington Mutual, Inc.	6,600	67,980

		1,048,244

		46,742,400

Information Technology - 7.5%
Communications Equipment - 2.1%
Cisco Systems, Inc. (a)	70,350	1,694,732
Nokia OYJ	10,851	342,572
Nokia OYJ (Sponsored)-Class A (ADR)	29,300	932,619
Research In Motion Ltd. (a)	14,025	1,574,026

		4,543,949

Computers & Peripherals - 2.4%
Apple, Inc. (a)	18,015	2,585,152
Asustek Computer, Inc.	61,000	179,688
Compal Electronics, Inc.	56,280	54,117
Dell, Inc. (a)	6,600	131,472
Fujitsu Ltd.	38,000	251,311
Hewlett-Packard Co.	36,400	1,662,024
International Business Machines Corp.	1,000	115,140
Lexmark International, Inc.-Class A (a)	4,100	125,952
Toshiba Corp.	26,000	174,739

		5,279,595

Electronic Equipment & Instruments - 0.3%
Arrow Electronics, Inc. (a)	5,600	188,440
AU Optronics Corp.	692	1,195
Avnet, Inc. (a)	6,100	199,653
Flextronics International Ltd. (a)	1,300	12,207
Ingram Micro, Inc.-Class A (a)	6,400	101,312
Sanmina-SCI Corp. (a)	9,400	15,228
Tech Data Corp. (a)	2,600	85,280
Tyco Electronics Ltd.	1,250	42,900
Vishay Intertechnology, Inc. (a)	7,900	71,574

		717,789

Internet Software & Services - 1.1%
Google, Inc.-Class A (a)	5,475	2,411,573

IT Services - 0.1%
Electronic Data Systems Corp.	12,200	203,130

Semiconductors & Semiconductor Equipment - 1.0%
Broadcom Corp.-Class A (a)	14,400	277,488
Hynix Semiconductor, Inc. (a)	5,900	166,370
MEMC Electronic Materials, Inc. (a)	7,900	560,110
Nvidia Corp. (a)	34,625	685,229
Samsung Electronics Co., Ltd.	140	88,529
Texas Instruments, Inc.	6,300	178,101
United Microelectronics Corp.	398,207	242,584

		2,198,411

Software - 0.5%
Adobe Systems, Inc. (a)	5,300	188,627
Microsoft Corp.	14,300	405,834
Nintendo Co. Ltd.	900	470,884
VMware, Inc.-Class A (a)	3,150	134,883

		1,200,228

		16,554,675

Health Care - 6.6%
Biotechnology - 1.8%
Celgene Corp. (a)	19,550	1,198,219
CSL Ltd./Australia	4,236	143,594
Genentech, Inc. (a)	11,900	966,042
Gilead Sciences, Inc. (a)	33,850	1,744,291

		4,052,146

Health Care Equipment & Supplies - 1.1%
Alcon, Inc.	9,325	1,326,481
Becton Dickinson & Co.	1,900	163,115
Covidien Ltd.	1,250	55,313
Essilor International SA	4,832	315,794
Hologic, Inc. (a)	7,900	439,240
Smith & Nephew PLC	10,549	139,692

		2,439,635

Health Care Providers & Services - 0.8%
AmerisourceBergen Corp.-Class A	5,000	204,900
Cardinal Health, Inc.	4,100	215,291
McKesson Corp.	3,200	167,584
Medco Health Solutions, Inc. (a)	25,150	1,101,318
WellPoint, Inc. (a)	800	35,304

		1,724,397

Pharmaceuticals - 2.9%
Abbott Laboratories	27,900	1,538,685
AstraZeneca PLC	1,900	71,269
Eli Lilly & Co.	5,900	304,381
GlaxoSmithKline PLC	11,600	245,364
Johnson & Johnson	8,400	544,908
Merck & Co., Inc.	6,500	246,675
Pfizer, Inc.	54,700	1,144,871
Roche Holding AG	1,016	191,485

Sanofi-Aventis SA	3,200	240,010
Schering-Plough Corp.	12,200	175,802
Teva Pharmaceutical Industries Ltd. (Sponsored) (ADR)	28,350	1,309,487
Wyeth	8,900	371,664

		6,384,601

		14,600,779

Energy - 6.0%
Energy Equipment & Services - 1.2%
Baker Hughes, Inc.	5,150	352,775
Cameron International Corp. (a)	9,750	405,990
Helmerich & Payne, Inc.	1,600	74,992
Schlumberger Ltd.	17,600	1,531,200
Technip SA	2,480	193,185

		2,558,142

Oil, Gas & Consumable Fuels - 4.8%
Anadarko Petroleum Corp.	6,200	390,786
BG Group PLC	3,885	90,020
Chevron Corp.	15,800	1,348,688
China Petroleum & Chemical Corp.-Class H	212,000	183,392
China Shenhua Energy Co. Ltd.-Class H	20,000	80,993
ConocoPhillips	13,100	998,351
ENI SpA	9,800	333,586
EOG Resources, Inc.	9,350	1,122,000
Exxon Mobil Corp.	28,300	2,393,614
Gazprom OAO (Sponsored) (ADR)	5,384	274,584
LUKOIL (Sponsored) (ADR)	2,500	213,750
Marathon Oil Corp.	8,300	378,480
Occidental Petroleum Corp.	2,500	182,925
Petro-Canada	5,700	248,336
Petroleo Brasileiro SA (ADR)	3,400	347,174
Royal Dutch Shell PLC-Class A	14,800	510,442
Royal Dutch Shell PLC (Euronext Amsterdam)-Class A	9,107	313,570
StatoilHydro ASA	11,950	358,512
Total SA	8,341	617,937
Valero Energy Corp.	5,000	245,550

		10,632,690

		13,190,832

Industrials - 5.3%
Aerospace & Defense - 1.1%
BAE Systems PLC	51,462	496,240
Honeywell International, Inc.	22,700	1,280,734
Lockheed Martin Corp.	1,000	99,300
Northrop Grumman Corp.	3,900	303,459
Spirit Aerosystems Holdings, Inc.-Class A (a)	8,100	179,658

		2,359,391

Airlines - 0.1%
Air France-KLM	3,200	90,024
Deutsche Lufthansa AG	4,600	124,936

		214,960

Commercial Services & Supplies - 0.1%
Allied Waste Industries, Inc. (a)	16,100	174,041
Pitney Bowes, Inc.	3,800	133,076

		307,117

Construction & Engineering - 0.3%
Fluor Corp.	4,900	691,684

Electrical Equipment - 0.4%
ABB Ltd.	21,444	577,962
ABB Ltd. (Sponsored) (ADR)	2,400	64,608
Emerson Electric Co.	5,450	280,457

		923,027

Industrial Conglomerates - 1.4%
3M Co.	1,800	142,470
General Electric Co.	49,500	1,831,995
Siemens AG	1,698	185,599
Textron, Inc.	11,000	609,620
Tyco International Ltd.	8,100	356,805

		3,126,489

Machinery - 1.1%
Caterpillar, Inc.	2,900	227,041
Cummins, Inc.	2,800	131,096
Deere & Co.	11,800	949,192
Dover Corp.	5,800	242,324
Illinois Tool Works, Inc.	1,700	81,991
PACCAR, Inc.	3,600	162,000
Parker Hannifin Corp.	4,000	277,080
SPX Corp.	1,425	149,483
Terex Corp. (a)	3,500	218,750

		2,438,957

Marine - 0.2%
Mitsui OSK Lines Ltd.	14,000	171,278
Nippon Yusen KK (b)	16,000	151,708

		322,986

Road & Rail - 0.0%
Avis Budget Group, Inc. (a)	3,600	38,232

Trading Companies & Distributors - 0.6%
Mitsubishi Corp.	12,400	379,391
Mitsui & Co. Ltd.	35,000	718,221
WW Grainger, Inc.	1,400	106,946

		1,204,558

		11,627,401

Consumer Staples - 5.1%
Beverages - 0.8%
The Coca-Cola Co.	9,000	547,830
Coca-Cola Enterprises, Inc.	8,300	200,860
Molson Coors Brewing Co.-Class B	3,800	199,766
Pepsi Bottling Group, Inc.	4,200	142,422
PepsiCo, Inc.	9,650	696,730

		1,787,608

Food & Staples Retailing - 0.9%
Costco Wholesale Corp.	8,300	539,251
Koninklijke Ahold NV	21,260	315,599
The Kroger Co.	5,200	132,080
Safeway, Inc.	5,600	164,360
Supervalu, Inc.	8,700	260,826
Tesco PLC	24,316	183,259
Wal-Mart Stores, Inc.	8,700	458,316

		2,053,691

Food Products - 1.5%
Associated British Foods PLC	9,400	163,275
ConAgra Foods, Inc.	4,100	98,195
Del Monte Foods Co.	9,100	86,723
General Mills, Inc.	2,425	145,209
Kellogg Co.	3,100	162,936
Kraft Foods, Inc.-Class A	2,300	71,323
Nestle SA	1,457	728,271
Sara Lee Corp.	12,700	177,546
Tyson Foods, Inc.-Class A	9,300	148,335
Unilever PLC	11,814	399,599
WM Wrigley Jr Co.	15,950	1,002,298

		3,183,710

Household Products - 1.1%
Colgate-Palmolive Co.	7,700	599,907
Procter & Gamble Co.	21,100	1,478,477
Reckitt Benckiser PLC	7,558	419,115

		2,497,499

Personal Products - 0.1%
L’Oreal SA	1,829	232,219

Tobacco - 0.7%
Altria Group, Inc.	14,710	326,562
British American Tobacco PLC	10,559	396,593
Philip Morris International, Inc. (a)	14,710	744,032

		1,467,187

		11,221,914

Materials - 4.5%
Chemicals - 2.2%
Air Products & Chemicals, Inc.	7,400	680,800
Ashland, Inc.	2,600	122,980
BASF SE	4,700	634,638
Bayer AG	4,637	371,701
Dow Chemical Co.	11,900	438,515
E.I. Du Pont de Nemours & Co.	8,700	406,812
Incitec Pivot Ltd.	730	94,384
Lubrizol Corp.	1,525	84,653
Mitsubishi Chemical Holdings Corp.	36,000	239,774
Mitsui Chemicals, Inc. (b)	12,400	83,137
Monsanto Co.	14,180	1,581,070
Syngenta AG	316	92,318

		4,830,782

Construction Materials - 0.0%
Buzzi Unicem SpA	3,000	74,835

Containers & Packaging - 0.3%
Ball Corp.	5,000	229,700
Bemis, Inc.	2,700	68,661
Owens-Illinois, Inc. (a)	3,300	186,219
Smurfit-Stone Container Corp. (a)	7,000	53,900
Sonoco Products Co.	3,500	100,205

		638,685

Metals & Mining - 1.9%
Alcoa, Inc.	11,900	429,114
Anglo American PLC	4,208	252,232
Antofagasta PLC	11,100	154,541
BHP Billiton PLC	8,617	253,802
Cia Vale do Rio Doce (ADR)	9,700	336,008
Cia Vale do Rio Doce (Sponsored) (ADR)	6,100	177,815
Freeport-McMoRan Copper & Gold, Inc.-Class B	1,600	153,952
JFE Holdings, Inc.	10,000	447,308
Kazakhmys PLC	2,800	88,789
MMC Norilsk Nickel (ADR)	4,650	131,827
Nippon Steel Corp.	49,000	250,528
POSCO	200	95,740
Rio Tinto PLC	7,341	762,920
Xstrata PLC	11,206	784,877

		4,319,453

Paper & Forest Products - 0.1%
Stora Enso Oyj-Class R	11,300	130,673

		9,994,428

Consumer Discretionary - 3.2%
Auto Components - 0.4%
Autoliv, Inc.	2,300	115,460
BorgWarner, Inc.	2,750	118,332
Compagnie Generale des Etablissements Michelin-Class B	1,700	178,034
Denso Corp.	5,000	163,003
Hyundai Mobis	2,250	176,010
Johnson Controls, Inc.	3,300	111,540
Lear Corp. (a)	3,100	80,321
TRW Automotive Holdings Corp. (a)	1,900	44,403

		987,103

Automobiles - 0.7%
General Motors Corp.	11,500	219,075
Nissan Motor Co. Ltd.	49,600	415,836
Porsche Automobil Holding SE	1,927	353,337
Renault SA	4,500	498,109

		1,486,357

Hotels, Restaurants & Leisure - 0.3%
McDonald’s Corp.	7,400	412,698
Starwood Hotels & Resorts Worldwide, Inc.	625	32,344
Yum! Brands, Inc.	3,250	120,932

		565,974

Household Durables - 0.3%
Black & Decker Corp.	1,400	92,540
Centex Corp.	4,800	116,208
KB Home	5,000	123,650
Newell Rubbermaid, Inc.	1,900	43,453
Sharp Corp.	11,000	188,803

		564,654

Leisure Equipment & Products - 0.0%
Brunswick Corp.	6,200	99,014

Media - 0.7%
CBS Corp.-Class B	7,800	172,224
Gannett Co., Inc.	7,700	223,685
Idearc, Inc.	5,800	21,112
Lagardere SCA	2,200	164,864
Time Warner, Inc.	33,500	469,670
Viacom, Inc.-Class B (a)	4,700	186,214
The Walt Disney Co.	11,400	357,732

		1,595,501

Multiline Retail - 0.3%
Dollar Tree, Inc. (a)	900	24,831
Family Dollar Stores, Inc.	4,800	93,600
Kohl’s Corp. (a)	3,425	146,898
Macy’s, Inc.	7,500	172,950
New World Department Store China Ltd. (a)	872	1,024
Target Corp.	2,150	108,962

		548,265

Specialty Retail - 0.4%
AutoNation, Inc. (a)	7,500	112,275
Esprit Holdings Ltd.	14,500	175,948
The Gap, Inc.	8,400	165,312
Home Depot, Inc.	10,100	282,497
Lowe’s Cos, Inc.	5,800	133,052
Office Depot, Inc. (a)	6,300	69,615

		938,699

Textiles Apparel & Luxury Goods - 0.1%
Jones Apparel Group, Inc.	12,600	169,092
Nike, Inc.-Class B	1,900	129,200

		298,292

		7,083,859

Telecommunication Services - 2.2%
Diversified Telecommunication Services - 1.6%
AT&T, Inc.	44,900	1,719,670
China Netcom Group Corp. Ltd.	59,000	170,407
Nippon Telegraph & Telephone Corp. (b)	31	134,280
Telefonica SA	24,064	691,410
Verizon Communications, Inc.	23,000	838,350

		3,554,117

Wireless Telecommunication Services - 0.6%
America Movil SAB de CV Series L (ADR)	4,600	292,974
Sprint Nextel Corp.	33,900	226,791
Vodafone Group PLC	308,045	915,636

		1,435,401

		4,989,518

Utilities - 1.4%
Electric Utilities - 0.7%
American Electric Power Co., Inc.	5,300	220,639
CEZ	1,391	106,503
E.ON AG	4,050	755,366
Entergy Corp.	900	98,172
Pinnacle West Capital Corp.	3,600	126,288
The Tokyo Electric Power Co.	9,900	266,307

		1,573,275

Independent Power Producers & Energy Traders - 0.3%
Constellation Energy Group, Inc.	2,200	194,194
Iberdrola Renovables (a)	25,867	180,094
International Power PLC	25,900	204,789

		579,077

Multi-Utilities - 0.4%
Ameren Corp.	4,100	180,564
CMS Energy Corp.	3,000	40,620
RWE AG	1,380	170,458
Suez SA	5,514	361,428
Wisconsin Energy Corp.	2,350	103,376

		856,446

		3,008,798

Industrial - 0.1%
Steel - 0.1%
ArcelorMittal	4,068	331,716

Construction & Housing - 0.1%
Real Estate - 0.1%
Canadian Apartment Properties	1	15
RioCan Real Estate Investment Trust	9,941	200,473

		200,488

Consumer Services - 0.1%
Broadcasting & Cable - 0.1%
SES Global (FDR)	6,197	131,883

Technology/Electronics - 0.0%
Data Processing - 0.0%
Capita Group PLC	6,426	86,582

Total Common Stocks (cost $140,723,762)		139,765,273

	Principal Amount (000)

MORTGAGE PASS-THRU’S - 8.1%
Agency Fixed Rate 30-Year - 7.2%
Federal Gold Loan Mortgage Corp.
Series 2005
4.50%, 8/01/35	$236	227,352
Series 2007
5.50%, 7/01/35	247	250,422
7.00%, 2/01/37	117	122,634
Federal Home Loan Mortgage Corp.
Series 2007
7.00%, 2/01/37	512	537,689
Federal National Mortgage Association
Series 2003
5.00%, 11/01/33	672	666,981
Series 2004
5.50%, 2/01/34 - 11/01/34	1,043	1,055,570
6.00%, 9/01/34	560	575,837
Series 2005
4.50%, 8/01/35	709	684,375
Series 2006
5.00%, 2/01/36	905	897,440
6.50%, 9/01/36	2,261	2,344,198
Series 2007
4.50%, 9/01/35 - 8/01/37	1,728	1,669,074
5.00%, 11/01/35 - 7/01/36	726	719,815
5.50%, 11/01/36 - 8/01/37	3,782	3,834,045
Series 2008
5.50%, 3/01/37	2,383	2,413,708

		15,999,140

Agency ARMS - 0.9%
Federal Home Loan Mortgage Corp.
Series 2006
5.829%, 12/01/36 (c)	1,170	1,201,956
Series 2007
5.689%, 12/01/37 (c)	273	277,411
Federal National Mortgage Association
Series 2006
5.85%, 11/01/36 (c)	113	116,807
Series 2007
6.04%, 3/01/37 (c)	287	295,800

		1,891,974

Total Mortgage Pass-Thru’s (cost $17,474,089)		17,891,114

CORPORATES - INVESTMENT GRADES - 7.9%
Financial Institutions - 3.7%
Banking - 1.5%
Bank of America Corp.
3.375%, 2/17/09	70	70,029
4.50%, 8/01/10	100	102,003
BankAmerica Capital II
Series 2
8.00%, 12/15/26	50	51,445
Citicorp, Inc.
Series MTNF
6.375%, 11/15/08	31	31,609
Citigroup, Inc.
3.13%, 6/09/09 (c)	20	19,765
3.625%, 2/09/09	135	134,647
4.625%, 8/03/10	75	74,954
Compass Bank
5.50%, 4/01/20	215	191,030
JP Morgan Chase & Co.
6.00%, 2/15/09	170	172,627
6.75%, 2/01/11	80	84,944
JP Morgan Chase Capital
Series Y
6.80%, 10/01/37	51	46,597
M&I Marshall & Ilsley Bank
4.85%, 6/16/15	250	228,750
Marshall & Ilsley Bank
5.00%, 1/17/17	205	182,463
Mellon Funding Corp
3.25%, 4/01/09	105	104,557
Morgan JP & Co., Inc.
6.25%, 1/15/09	157	159,882

National City Bank of Pennsylvania
6.25%, 3/15/11	250	240,007
Regions Financial Corp.
6.375%, 5/15/12	180	182,036
Royal Bank of Scotland Group PLC
6.40%, 4/01/09	108	110,625
SouthTrust Corp.
5.80%, 6/15/14	175	184,378
UBS Preferred Funding Trust I
8.622%, 10/01/10 (d)	40	39,707
Union Bank of California
5.95%, 5/11/16	250	244,183
Union Planters Corp.
7.75%, 3/01/11	120	126,161
US Bancorp
5.30%, 4/28/09	185	188,430
Wachovia Corp.
5.625%, 12/15/08	46	46,381
Washington Mutual, Inc.
4.20%, 1/15/10	14	11,760
Wells Fargo & Co.
3.125%, 4/01/09	190	188,001
4.20%, 1/15/10	35	35,584
Zions Bancorporation
5.50%, 11/16/15	35	31,323

		3,283,878

Brokerage - 0.7%
The Bear Stearns Co., Inc.
5.55%, 1/22/17	165	147,318
5.70%, 11/15/14	145	139,506
7.625%, 12/07/09	98	97,090
The Goldman Sachs Group, Inc.
3.875%, 1/15/09	134	134,245
4.75%, 7/15/13	115	111,824
6.65%, 5/15/09	105	107,765
7.35%, 10/01/09	36	37,850
Lehman Brothers Holdings, Inc.
5.00%, 1/14/11	60	56,798
6.20%, 9/26/14	33	32,549
6.50%, 7/19/17	54	51,281
7.875%, 11/01/09	175	177,786
Series MTNG
4.80%, 3/13/14	42	36,498
Merrill Lynch & Co., Inc.
4.79%, 8/04/10	105	104,667
6.00%, 2/17/09	167	167,340
6.05%, 5/16/16	145	137,594
Series MTNC
4.125%, 1/15/09	52	51,358

		1,591,469

Finance - 0.8%
American General Finance Corp.
4.625%, 5/15/09	191	189,468
Capital One Bank
4.25%, 12/01/08	160	157,697
Capital One Financial Corp.
4.80%, 2/21/12	155	140,624
5.50%, 6/01/15	20	17,579
6.75%, 9/15/17	43	40,789
CIT Group, Inc.
5.00%, 2/01/15	75	58,750
5.125%, 9/30/14	40	30,444
5.85%, 9/15/16	150	115,304
7.625%, 11/30/12	135	112,203
Countrywide Financial Corp.
Series MTN
5.80%, 6/07/12	55	49,829
Countrywide Home Loans, Inc.
Series MTNL
4.00%, 3/22/11	52	46,376
General Electric Capital Corp.
4.375%, 11/21/11	25	25,441
6.75%, 3/15/32	135	144,195
Household Finance Corp.
4.125%, 12/15/08	90	89,891
HSBC Finance Corp.
6.50%, 11/15/08	80	80,955
7.00%, 5/15/12	85	88,163
iStar Financial, Inc.
5.15%, 3/01/12	50	37,000
5.65%, 9/15/11	95	72,200
SLM Corp.
5.375%, 1/15/13 - 5/15/14	375	284,050

		1,780,958

Insurance - 0.3%
Allied World Assurance Co. Holdings Ltd.
7.50%, 8/01/16	75	76,945
Assurant, Inc.
5.625%, 2/15/14	35	34,377

Berkshire Hathaway Finance Corp.
4.20%, 12/15/10	50	51,514
Genworth Financial, Inc.
4.75%, 6/15/09	70	70,330
5.231%, 5/16/09	62	62,542
Liberty Mutual Group, Inc.
5.75%, 3/15/14 (e)	35	36,160
Prudential Financial, Inc.
5.15%, 1/15/13	110	109,833
UnitedHealth Group, Inc.
4.125%, 8/15/09	67	66,398
5.25%, 3/15/11	165	168,321
WellPoint, Inc.
4.25%, 12/15/09	80	79,869

		756,289

REITS - 0.4%
HCP, Inc.
5.95%, 9/15/11	185	179,362
Healthcare Realty Trust
8.125%, 5/01/11	175	187,188
Healthcare Realty Trust, Inc.
5.125%, 4/01/14	101	93,814
Mack-Cali Realty LP
7.25%, 3/15/09	35	35,429
Nationwide Health Properties, Inc.
6.50%, 7/15/11	180	187,790
Simon Property Group LP
5.625%, 8/15/14	139	133,990

		817,573

		8,230,167

Industrial - 3.6%
Basic - 0.5%
BHP Billiton Finance USA Ltd.
7.25%, 3/01/16	135	148,301
The Dow Chemical Co.
7.375%, 11/01/29	10	10,728
International Paper Co.
4.25%, 1/15/09	75	74,973
5.30%, 4/01/15	149	138,756
International Steel Group, Inc.
6.50%, 4/15/14	60	61,775
Lubrizol Corp.
4.625%, 10/01/09	20	20,073
Packaging Corp. of America
5.75%, 8/01/13	30	30,248
PPG Industries Inc.
5.75%, 3/15/13	165	170,218

Stora Enso Oyj
7.375%, 5/15/11	175	178,166
United States Steel Corp.
5.65%, 6/01/13	166	160,771
6.05%, 6/01/17	10	9,250
Westvaco Corp.
8.20%, 1/15/30	15	15,417
Weyerhaeuser Co.
5.95%, 11/01/08	96	97,465

		1,116,141

Capital Goods - 0.3%
Boeing Capital Corp.
4.75%, 8/25/08	35	35,341
Caterpillar Financial Services
4.50%, 6/15/09	46	46,513
John Deere Capital Corp.
4.875%, 3/16/09	185	187,421
Lafarge SA
6.15%, 7/15/11	95	96,914
Mohawk Industries, Inc.
6.125%, 1/15/16	195	191,416
Tyco International Group SA
6.00%, 11/15/13	85	85,354
Waste Management, Inc.
6.875%, 5/15/09	40	41,035

		683,994

Communications - Media - 0.4%
British Sky Broadcasting Group PLC
6.875%, 2/23/09	180	184,742
8.20%, 7/15/09	20	20,569
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22	55	66,939
Comcast Cable Communications LLC
6.875%, 6/15/09	50	51,631
Comcast Cable Communications, Inc.
6.20%, 11/15/08	66	66,789
Comcast Corp.
5.30%, 1/15/14	40	39,256
5.50%, 3/15/11	50	50,379
Cox Enterprises, Inc.
4.375%, 5/01/08 (e)	40	40,013
News America Holdings, Inc.
6.55%, 3/15/33	45	44,132
9.25%, 2/01/13	59	68,466

RR Donnelley & Sons Co.
4.95%, 4/01/14	25	22,984
Time Warner Entertainment Co.
8.375%, 3/15/23	171	189,485
WPP Finance Corp.
5.875%, 6/15/14	25	24,966

		870,351

Communications - Telecommunications - 0.8%
AT&T Corp.
7.30%, 11/15/11	40	43,325
8.00%, 11/15/31	15	17,528
British Telecommunications PLC
8.625%, 12/15/10	100	109,976
Embarq Corp.
6.738%, 6/01/13	5	4,835
7.082%, 6/01/16	240	227,217
New Cingular Wireless Services, Inc.
7.875%, 3/01/11	95	103,332
8.75%, 3/01/31	50	60,680
Nextel Communications, Inc.
Series E
6.875%, 10/31/13	45	35,550
Qwest Corp.
5.625%, 11/15/08	110	109,450
7.875%, 9/01/11	150	149,625
8.875%, 3/15/12	110	112,200
Sprint Capital Corp.
8.375%, 3/15/12	120	111,000
Telecom Italia Capital SA
4.00%, 1/15/10	120	117,718
6.00%, 9/30/34	65	54,937
Telefonos de Mexico SAB de CV
4.50%, 11/19/08	157	157,025
Verizon Communications, Inc.
4.90%, 9/15/15	78	75,493
Verizon New Jersey, Inc.
Series A
5.875%, 1/17/12	109	112,367
Vodafone Group PLC
5.50%, 6/15/11	60	61,018

		1,663,276

Consumer Cyclical - Automotive - 0.0%
Daimler Finance North America LLC
4.875%, 6/15/10	25	25,151

Consumer Cyclical - Other - 0.2%
MDC Holdings, Inc.
5.50%, 5/15/13	140	133,278
Starwood Hotels & Resorts Worldwide, Inc.
7.375%, 11/15/15	81	78,815
7.875%, 5/01/12	84	87,713
Toll Brothers Finance Corp.
5.15%, 5/15/15	20	18,090
6.875%, 11/15/12	40	40,160

		358,056

Consumer Cyclical - Retailers - 0.0%
Limited Brands, Inc.
6.90%, 7/15/17	25	22,271

Consumer Non-Cyclical - 0.7%
Abbott Laboratories
3.50%, 2/17/09	185	185,583
Bunge Ltd Finance Corp.
5.10%, 7/15/15	69	68,427
5.875%, 5/15/13	120	125,087
Cadbury Schweppes US Finance LLC
5.125%, 10/01/13 (e)	135	129,843
ConAgra Foods, Inc.
7.875%, 9/15/10	19	20,757
Fisher Scientific International, Inc.
6.125%, 7/01/15	19	18,923
6.75%, 8/15/14	29	29,579
Kraft Foods, Inc.
4.125%, 11/12/09	115	115,216
5.25%, 10/01/13	69	68,999
The Kroger Co.
7.25%, 6/01/09	180	185,671
Reynolds American, Inc.
7.25%, 6/01/13	150	158,874
7.625%, 6/01/16	145	152,564
Safeway, Inc.
4.125%, 11/01/08	18	18,062
6.50%, 3/01/11	15	15,945
Tyson Foods, Inc.
6.85%, 4/01/16	150	150,181
Wyeth
5.50%, 2/01/14	40	41,432

		1,485,143

Energy - 0.5%
Amerada Hess Corp.
7.875%, 10/01/29	55	65,271
Canadian Natural Resources Ltd.
5.15%, 2/01/13	55	56,106
Chevrontexaco Corp.
5.50%, 1/15/09	185	187,911

Conoco, Inc.
6.95%, 4/15/29	66	75,153
ConocoPhillips
6.375%, 3/30/09	180	184,963
Gaz Capital SA
6.212%, 11/22/16 (e)	315	291,917
The Premcor Refining Group, Inc.
7.50%, 6/15/15	87	91,101
Valero Energy Corp.
6.875%, 4/15/12	45	48,372
Weatherford International Ltd.
5.15%, 3/15/13	70	70,061
6.00%, 3/15/18	35	35,182

		1,106,037

Technology - 0.2%
Computer Sciences Corp.
5.50%, 3/15/13 (e)	100	100,336
Electronic Data Systems Corp.
Series B
6.50%, 8/01/13	145	143,721
International Business Machines Corp.
4.375%, 6/01/09	20	20,420
Motorola, Inc.
6.50%, 9/01/25	70	57,481
7.50%, 5/15/25	15	13,083
7.625%, 11/15/10	5	5,182
Xerox Corp.
7.625%, 6/15/13	30	31,016
9.75%, 1/15/09	111	115,329

		486,568

Transportation - Airlines - 0.0%
United Air Lines, Inc.
6.636%, 7/02/22	83	75,454

Transportation - Services - 0.0%
FedEx Corp.
3.50%, 4/01/09	28	27,836

		7,920,278

Utility - 0.6%
Electric - 0.5%
Carolina Power & Light Co.
6.50%, 7/15/12	65	70,013
Consumers Energy Co.
Series C
4.25%, 4/15/08	25	25,000
Exelon Corp.
6.75%, 5/01/11	25	26,380

FirstEnergy Corp.
Series B
6.45%, 11/15/11	65	68,039
Series C
7.375%, 11/15/31	85	92,463
MidAmerican Energy Holdings Co.
5.875%, 10/01/12	30	31,701
Nisource Finance Corp.
7.875%, 11/15/10	40	43,482
Pacific Gas & Electric Co.
3.60%, 3/01/09	190	189,530
4.80%, 3/01/14	65	65,563
6.05%, 3/01/34	38	37,253
Progress Energy, Inc.
7.10%, 3/01/11	19	20,452
Public Service Company of Colorado
Series 10
7.875%, 10/01/12	30	34,582
SPI Electricity & Gas Australia Holdings Pty Ltd.
6.15%, 11/15/13 (e)	238	248,075

		952,533

Natural Gas - 0.1%
Duke Energy Field Services Corp.
7.875%, 8/16/10	15	16,081
Enterprise Products Operating LP
Series B
5.60%, 10/15/14	25	25,013
Sempra Energy
4.75%, 5/15/09	185	186,662
Williams Cos, Inc.
7.875%, 9/01/21	40	43,350

		271,106

		1,223,639

Total Corporates - Investment Grades (cost $17,761,090)		17,374,084

AGENCIES - 5.5%
Agency Debentures - 5.5%
Fannie Mae
3.25%, 4/09/13		1,660	1,657,966
6.25%, 5/15/29		740	872,396
6.625%, 11/15/30		110	136,111
Federal Home Loan Bank
4.625%, 10/10/12		470	498,439
5.00%, 11/17/17		3,120	3,351,311
Federal Home Loan Mortgage Corp.
5.125%, 11/17/17		2,670	2,863,839
Federal National Mortgage Association
Series 2005
3.875%, 2/15/10		200	205,912
Freddie Mac
4.125%, 12/21/12		1,660	1,723,950
5.50%, 8/23/17		755	836,562

Total Agencies (cost $11,807,618)			12,146,486

GOVERNMENTS - TREASURIES - 4.6%
Treasuries - 4.6%
Government of Poland
Series 1110
6.00%, 11/24/10	PLN	1,745	780,156
Mexican Bonos
Series MI10
8.00%, 12/19/13 (b)	MXN	14,185	1,369,731
U.S. Treasury Bonds
4.50%, 2/15/36		$1,895	1,957,624
U.S. Treasury Notes
2.125%, 1/31/10		885	892,537
3.625%, 12/31/12		3,950	4,162,004
4.25%, 11/15/17		832	887,705

Total Governments - Treasuries (cost $9,635,007)			10,049,757

COMMERCIAL MORTGAGE-BACKED SECURITIES - 3.7%
Non-Agency Fixed Rate CMBS - 3.7%
Banc of America Commercial Mortgage, Inc.
Series 2001-PB1, Class A2
5.787%, 5/11/35		163	164,054
Series 2004-4, Class A3
4.128%, 7/10/42		200	200,000
Series 2004-6, Class A2
4.161%, 12/10/42		140	137,623
Series 2005-6, Class A4
5.181%, 9/10/47		315	311,314
Series 2006-5, Class A4
5.414%, 9/10/47		355	343,820
Bear Stearns Commercial Mortgage Securities, Inc.
Series 2006-PW12, Class A4
5.711%, 9/11/38		100	99,122
Series 2007-PW18, Class A4
5.70%, 6/11/50		365	366,700
Citigroup Commercial Mortgage Trust
Series 2004-C1, Class A4
5.356%, 4/15/40		110	110,621

Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-CK2, Class A2
3.861%, 3/15/36	7	7,115
Series 2004-C1, Class A4
4.75%, 1/15/37	70	68,101
Credit Suisse Mortgage Capital Certificates
Series 2006-C3, Class A3
5.827%, 6/15/38	90	89,475
Series 2006-C4, Class A3
5.467%, 9/15/39	235	227,856
Series 2006-C5, Class A3
5.311%, 12/15/39	190	184,554
GE Capital Commercial Mortgage Corp.
Series 2005-C3, Class A3FX
4.863%, 7/10/45	360	353,720
Greenwich Capital Commercial Funding Corp.
Series 2007-GG9, Class A4
5.444%, 3/10/39	215	209,184
GS Mortgage Securities Corp. II
Series 2001-ROCK, Class C
6.878%, 5/03/18 (e)	605	678,950
Series 2004-GG2, Class A6
5.396%, 8/10/38	80	79,959
Series 2007-GG10, Class A2
5.778%, 8/10/45	490	480,751
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2004-C1, Class A2
4.302%, 1/15/38	60	59,350
Series 2005-CB11, Class A4
5.335%, 8/12/37	170	168,104
Series 2005-LDP3, Class A2
4.851%, 8/15/42	100	97,990
Series 2005-LDP4, Class A2
4.79%, 10/15/42	210	205,678
Series 2005-LDP5, Class A2
5.198%, 12/15/44	60	58,975
Series 2006-CB14, Class A4
5.481%, 12/12/44	50	49,437
Series 2006-CB15, Class A4
5.814%, 6/12/43	110	109,345
Series 2006-CB16, Class A4
5.552%, 5/12/45	200	195,088
Series 2006-CB17, Class A4
5.429%, 12/12/43	350	342,909

LB-UBS Commercial Mortgage Trust
Series 2003-C3, Class A4
4.166%, 5/15/32	150	143,465
Series 2004-C4, Class A4
5.125%, 6/15/29	40	40,253
Series 2004-C8, Class A2
4.201%, 12/15/29	125	122,861
Series 2005-C1, Class A4
4.742%, 2/15/30	120	115,260
Series 2005-C7, Class A4
5.197%, 11/15/30	50	49,414
Series 2006-C3, Class A4
5.661%, 3/15/39	285	286,513
Series 2006-C4, Class A4
5.883%, 6/15/38	275	276,235
Series 2006-C6, Class A4
5.372%, 9/15/39	330	318,088
Series 2007-C6, Class A4
5.858%, 7/15/40	210	207,469
Merrill Lynch Mortgage Trust
Series 2005-CKI1, Class A6
5.244%, 11/12/37	40	39,967
Series 2005-MKB2, Class A2
4.806%, 9/12/42	320	317,104
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-2, Class A4
5.909%, 6/12/46	110	110,182
Series 2006-3, Class A4
5.414%, 7/12/46	280	270,614
Morgan Stanley Capital I
Series 2004-HQ4, Class A5
4.59%, 4/14/40	190	188,768
Series 2007-T27, Class A4
5.65%, 6/13/42	210	205,535

		8,091,523

Non-Agency Floating Rate CMBS - 0.0%
GS Mortgage Securities Corp. II
Series 2007-EOP, Class E
3.52%, 3/06/20 (c)(e)	75	69,000

Total Commercial Mortgage-Backed Securities (cost $8,171,131)		8,160,523

EMERGING MARKETS - SOVEREIGNS - 0.9%
Non Corporate Sectors - 0.9%
Sovereign - 0.9%
Republic of Argentina
7.00%, 10/03/15	430	326,496
Republic of Brazil
8.25%, 1/20/34 (b)	295	353,262
Republic of Indonesia
6.875%, 1/17/18 (e)	207	216,832
Republic of Panama
9.375%, 4/01/29 (b)	200	263,000
Republic of Peru
7.35%, 7/21/25 (b)	215	241,875
8.75%, 11/21/33	185	240,038
Republic of Philippines
8.25%, 1/15/14	261	298,845
8.875%, 3/17/15	46	53,993

Total Emerging Markets - Sovereigns (cost $1,971,907)		1,994,341

CMOS - 0.5%
Non-Agency ARMS - 0.3%
Bear Stearns Alt-A Trust
Series 2006-1, Class 22A1
5.395%, 2/25/36 (d)	208	145,452
Series 2006-3, Class 22A1
6.213%, 5/25/36 (d)	62	40,073
Series 2007-1, Class 21A1
5.731%, 1/25/47 (d)	65	45,396
Citigroup Mortgage Loan Trust, Inc.
Series 2005-2, Class 1A4
5.11%, 5/25/35 (d)	129	124,006
Series 2006-AR1, Class 3A1
5.50%, 3/25/36 (c)	139	108,959
Indymac Index Mortgage Loan Trust
Series 2006-AR7, Class 4A1
6.22%, 5/25/36 (d)	85	58,063
Residential Funding Mortgage Securities, Inc.
Series 2005-SA3, Class 3A
5.242%, 8/25/35 (d)	133	128,640

		650,589

Non-Agency Floating Rate - 0.1%
Countrywide Alternative Loan Trust
Series 2005-62, Class 2A1
5.236%, 12/25/35 (c)	58	39,529
Series 2006-OA14, Class 3A1
5.086%, 11/25/46 (c)	189	122,161
Series 2007-OA3, Class M1
2.909%, 4/25/47 (c)(f)	75	21,721
Lehman XS Trust
Series 2007-4N, Class M1
3.049%, 3/25/47 (c)(f)	265	95,400

		278,811

Non-Agency Fixed Rate - 0.1%
Deutsche Mortgage Securities, Inc.
Series 2005-WF1, Class 1A1
5.078%, 6/26/35 (e)	131	129,284
Merrill Lynch Mortgage Investors, Inc.
Series 2005-A8, Class A1C1
5.25%, 8/25/36	102	97,885

		227,169

Total CMOs (cost $1,633,709)		1,156,569

ASSET-BACKED SECURITIES - 0.5%
Home Equity Loans - Floating Rate - 0.4%
Bear Stearns Asset Backed Securities, Inc.
Series 2005-SD1, Class 1A1
2.749%, 4/25/22 (c)	0	25
Series 2007-HE3, Class M1
3.049%, 4/25/37 (c)	100	23,202
Credit-Based Asset Servicing & Securities, Inc.
Series 2005-CB7, Class AF2
5.147%, 11/25/35 (g)	66	65,434
Home Equity Asset Trust
Series 2007-3, Class M1
2.949%, 8/25/37 (c)	275	81,708
Home Equity Mortgage Trust
Series 2006-1, Class A2
5.30%, 5/25/36 (g)	30	9,603
HSI Asset Securitization Corp. Trust
Series 2006-OPT2, Class 2A1
2.679%, 1/25/36 (c)	7	7,451
Indymac Residential Asset Backed Trust
Series 2006-D, Class 2A2
2.709%, 11/25/36 (c)	295	276,470
IXIS Real Estate Capital Trust
Series 2006-HE3, Class A2
2.699%, 1/25/37 (c)	195	180,545
RAAC Series
Series 2006-SP3, Class A1
2.679%, 8/25/36 (c)	104	100,930
Residential Asset Securities Corp.
Series 2003-KS3, Class A2
3.199%, 5/25/33 (c)	2	1,947

Specialty Underwriting & Residential Finance
Series 2006-BC1, Class A2A
2.679%, 12/25/36 (c)	5	5,447

		752,762

Home Equity Loans - Fixed Rate - 0.1%
Countrywide Asset-Backed Certificates
Series 2007-S1, Class A3
5.81%, 11/25/36	275	184,618
Credit-Based Asset Servicing & Securities, Inc.
Series 2003-CB1, Class AF
3.45%, 1/25/33	35	31,342
Home Equity Mortgage Trust
Series 2005-4, Class A3
4.742%, 1/25/36	27	25,528
Residential Funding Mortgage Securities II, Inc.
Series 2005-HI2, Class A3
4.46%, 5/25/35	50	50,130

		291,618

Credit Cards - Fixed Rate - 0.0%
MBNA Credit Card Master Note Trust
Series 2003-A6, Class A6
2.75%, 10/15/10	85	84,992

Autos - Fixed Rate - 0.0%
Capital One Prime Auto Receivables Trust
Series 2005-1, Class A3
4.32%, 8/15/09	4	3,600

Total Asset-Backed Securities (cost $1,547,224)		1,132,972

CORPORATES - NON-INVESTMENT GRADES - 0.5%
Industrial - 0.4%
Basic - 0.0%
Ineos Group Holdings PLC
8.50%, 2/15/16 (e)	75	58,313

Capital Goods - 0.1%
Owens Corning, Inc.
6.50%, 12/01/16	115	95,336

Communications - Media - 0.1%
Cablevision Systems Corp.
Series B
8.00%, 4/15/12	45	43,762
Clear Channel Communications, Inc.
5.50%, 9/15/14	85	61,200
DirecTV Holdings LLC
6.375%, 6/15/15	40	37,300
Echostar DBS Corp.
6.625%, 10/01/14	17	15,470
7.125%, 2/01/16	48	44,760

		202,492

Communications - Telecommunications - 0.0%
Qwest Communications International, Inc.
7.50%, 2/15/14	25	23,500
Series B
7.50%, 2/15/14	15	14,100

		37,600

Consumer Cyclical - Automotive - 0.1%
Ford Motor Credit Co.
7.375%, 10/28/09	160	145,781
General Motors Corp.
8.25%, 7/15/23	70	49,000

		194,781

Consumer Cyclical - Other - 0.1%
Centex Corp.
5.45%, 8/15/12	164	138,580
Harrah’s Operating Co., Inc.
5.625%, 6/01/15	30	17,400
5.75%, 10/01/17	11	6,105
6.50%, 6/01/16	39	23,107
MGM Mirage
8.375%, 2/01/11	40	40,100

		225,292

Transportation - Services - 0.0%
Hertz Corp.
8.875%, 1/01/14	35	33,163

		846,977

Utility - 0.1%
Electric - 0.1%
Dynegy Holdings, Inc.
8.375%, 5/01/16	70	69,300
Edison Mission Energy
7.00%, 5/15/17	60	59,700
NRG Energy, Inc.
7.25%, 2/01/14	65	64,187
7.375%, 2/01/16	35	34,300

		227,487

Financial Institutions - 0.0%
REITS - 0.0%
American Real Estate Partners LP
7.125%, 2/15/13	45	40,838

Total Corporates - Non-Investment Grades (cost $1,240,525)		1,115,302

GOVERNMENT-RELATED - NON-U.S. ISSUERS - 0.3%
Sovereigns - 0.3%
Russian Federation
7.50%, 3/31/30 (b)(e) (cost $716,449)	650	748,837

	Shares
NON-CONVERTIBLE - PREFERRED STOCKS - 0.1%
Non-Corporate Sector - 0.0%
Agencies - Government Sponsored - 0.0%
Federal Home Loan Mortgage Corp.
8.375%	2,525	61,610
Federal National Mortgage Association
8.25%	3,075	73,954

		135,564

Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Samsung Electronics Co., Ltd.	200	90,628

Total Non-Convertible - Preferred Stocks (cost $232,993)		226,192

	Principal Amount (000)
SUPRANATIONALS - 0.1%
European Investment Bank
5.125%, 5/30/17 (cost $180,428)	$175	190,805

QUASI-SOVEREIGNS - 0.1%
Quasi-Sovereign Bonds - 0.1%
Rshb Captl (russ Ag Bk)
6.299%, 5/15/17 (e) (cost $181,385)	195	180,316

SHORT-TERM INVESTMENTS - 4.1%
Time Deposit - 4.1%
The Bank of New York
1.25%, 4/01/08 (cost $9,122,000)	9,122	9,122,000

Total Investments - 100.2% (cost $222,399,317)		221,254,571
Other assets less liabilities - (0.2)%		(437,179)

Net Assets - 100.0%		$220,817,392

FINANCIAL FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at March 31, 2008	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
EURO STOXX 50 Index	9	June 2008	$485,579	$504,271	$18,691

FORWARD CURRENCY EXCHANGE CONTRACTS

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at March 31, 2008	Unrealized Appreciation/ (Depreciation)
Sale Contracts:
Mexican Nuevo Peso
settling 6/09/08	14,654	$1,357,571	$1,364,855	$(7,284)
Mexican Nuevo Peso
settling 6/09/08	338	31,279	31,448	(169)
Polish Zloty
settling 5/13/08	87	38,908	39,040	(132)
Polish Zloty
settling 5/13/08	1,747	749,050	782,219	(33,169)

(a)	Non-income producing security.

(b)	Position, or a portion thereof, has been segregated to collateralize forward currency exchange contracts. The aggregate market value of these securities amounted to $2,980,870.

(c)	Floating Rate Security. Stated interest rate was in effect at March 31, 2008.

(d)	Variable rate coupon, rate shown as of March 31, 2008.

(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2008, the aggregate market value of these securities amounted to $2,927,876 or 1.3% of net assets.

(f)	Illiquid security, valued at fair value.

(g)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at March 31, 2008.

Please note: The equity securities’ sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

The fixed income securities’ classifications presented herein are based on the Lehman Brothers Fixed Income Indices developed by Lehman Brothers. The fund components are divided either into duration, country, bond ratings or corporate sectors as classified by Lehman Brothers.

The fund currently owns investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of March 31, 2008, the fund’s total exposure to subprime investments was 0.88%. These investments are valued in accordance with the fund’s Valuation Policies.

Currency Abbreviations:

MXN	-	Mexican Peso
PLN	-	Polish Zloty

Glossary:

ADR	-	American Depositary Receipt
FDR	-	Fiduciary Depositary Receipt

ABVPS Balance Wealth Strategy Fund

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2008:

Level	Investments in Securities	Other Financial Instruments*
Level 1	$95,077,059	$18,691
Level 2	120,356,721	(40,754)
Level 3	5,820,791	0

Total	$221,254,571	$(22,063)

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments In Securities	Other Financial Instruments
Balance as of 12/31/07	$6,201,501	$0
Accrued discounts /premiums	245	0
Realized gain	42,545	0	*
Change in unrealized appreciation/depreciation	(574,413)	0
Net purchases (sales)	150,913
Net transfers in and/or out of Level 3	-0-	0

Balance as of 3/31/08	$5,820,791	$0
Net change in unrealized appreciation/depreciation from Investments still held as of 3/31/08	$(574,413)

*	The realized gain (loss) recognized during the period ended 3/31/08 for other financial instruments was $0.

AllianceBernstein Variable Products Series Fund

Global Bond Portfolio

Portfolio of Investments

March 31, 2008 (unaudited)

		Principal Amount (000)	U.S. $ Value
GOVERNMENTS - TREASURIES - 64.0%
Treasury Bonds - 64.0%
Bundesrepublik Deutschland
Series 03
4.75%, 7/04/34 (a)	EUR	240	$389,378
Series 97
6.50%, 7/04/27 (a)		379	749,833
France Government Bond OAT
3.75%, 4/25/21 (a)		2,041	3,036,125
Government of Japan Ten Year Bond
Series 252
1.00%, 6/20/13 (a)	JPY	55,750	566,868
Series 268
1.50%, 3/20/15 (a)		169,700	1,773,282
Series 288
1.70%, 9/20/17 (a)		318,000	3,329,694
Government of Japan Twenty Year Bond
Series 41
1.50%, 3/20/19 (a)		137,150	1,388,585
Government of Sweden
Series 1040
6.50%, 5/05/08 (a)	SEK	5,090	858,177
Kingdom of Belgium
Series 31
5.50%, 3/28/28 (a)	EUR	495	857,624
Mexican Bonos
Series M 10
7.25%, 12/15/16 (a)	MXN	17,000	1,608,568
Netherlands Government Bond
3.75%, 1/15/23 (a)	EUR	1,565	2,287,893
4.00%, 7/15/16 (a)		1,506	2,382,624
Singapore Government Bond
4.625%, 7/01/10 (a)	SGD	572	449,259
U.S. Treasury Bonds
4.75%, 2/15/37 (a)	US$	970	1,043,281
4.75%, 8/15/17		2,470	2,732,823

U.S. Treasury Notes
4.125%, 8/15/10 (a)		1,483	1,568,735
4.50%, 5/15/17 (a)		944	1,025,863
4.625%, 11/15/16 - 2/15/17 (a)		3,832	4,222,117

Total Governments - Treasuries (cost $27,453,722)			30,270,729

GOVERNMENTS - SOVEREIGN AGENCIES - 7.6%
Development Bank of Japan
2.30%, 3/19/26 (a)	JPY	120,000	1,247,940
Landwirtschaftliche Rentenbank
1.375%, 4/25/13 (a)		229,000	2,343,489

Total Governments - Sovereign Agencies (cost $3,077,087)			3,591,429

AGENCIES - 4.0%
Agency Debentures - 4.0%
Federal Home Loan Mortgage Corp.
4.75%, 1/19/16 (a) (cost $1,783,999)	US$	1,810	1,910,180

CORPORATES - INVESTMENT GRADES - 2.8%
Financial Institutions - 1.9%
Banking - 0.7%
Barclays Bank PLC
5.75%, 9/14/26 (a)	GBP	75	127,084
Citigroup, Inc.
4.625%, 8/03/10 (a)	US$	107	106,935
National Westminster Bank
6.50%, 9/07/21 (a)	GBP	50	92,872

			326,891

Brokerage - 0.2%
The Goldman Sachs Group, Inc.
3.875%, 1/15/09 (a)	US$	53	53,097
7.35%, 10/01/09 (a)		47	49,415

			102,512

Finance - 0.7%
International Lease Finance Corp.
3.50%, 4/01/09 (a)		350	344,746

Insurance - 0.3%
Genworth Financial, Inc.
1.60%, 6/20/11 (a)	JPY	15,000	141,514

			915,663

Industrial - 0.9%
Consumer Cyclical - Other - 0.4%
Starwood Hotels & Resorts Worldwide, Inc.
7.375%, 11/15/15 (a)	US$	200	194,605

Consumer Non-Cyclical - 0.5%
Pfizer, Inc.
Series INTL
1.80%, 2/22/16 (a)	JPY	20,000	202,085

			396,690

Total Corporates - Investment Grades (cost $1,307,442)			1,312,353

INFLATION-LINKED SECURITIES - 1.4%
U.S. Treasury Notes
2.00%, 1/15/16 (TIPS) (a) (cost $583,564)	US$	593	643,355

SHORT-TERM INVESTMENTS - 14.0%
Time Deposit - 14.0%
Bank of New York
1.25%, 4/01/08		639	639,000
Societe Generale
2.71%, 4/01/08		6,000	6,000,000

			6,639,000

Treasury Bills - 4.9%
Canada Treasury Bills
Zero Coupon, 6/26/08 (a)	CAD	986	956,308
Norway Treasury Bills
Zero Coupon, 6/18/08	NOK	7,040	1,368,378

			2,324,686

Total Short-Term Investments (cost $8,963,421)			8,963,686

Total Investments - 98.7%
(cost $43,169,235)			46,691,732
Other assets less liabilities - 1.3%			592,450

Net Assets - 100.0%			$47,284,182

FORWARD CURRENCY EXCHANGE CONTRACTS

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at March 31, 2008	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Australian Dollar settling 4/10/08	567	$520,281	$517,958	$(2,323)
Canadian Dollar settling 4/10/08	457	449,419	445,306	(4,112)
Canadian Dollar settling 4/10/08	799	784,496	778,563	(5,933)
Danish Krone settling 4/10/08	1,420	300,437	300,521	84

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at March 31, 2008	Unrealized Appreciation/ (Depreciation)
Buy Contracts: (continued)
Euro settling 4/10/08	5,633	$8,887,245	$8,889,919	$2,674
Great British Pound settling 4/10/08	1,243	2,498,172	2,465,305	(32,867)
Japanese Yen settling 4/10/08	9,063	90,972	90,973	1
Japanese Yen settling 4/10/08	19,635	196,952	197,079	127
Japanese Yen settling 4/10/08	248,365	2,489,800	2,492,906	3,106
Japanese Yen settling 4/16/08	124,174	1,244,189	1,246,846	2,657
Norwegian Krone settling 4/10/08	77	15,128	15,122	(6)
Norwegian Krone settling 4/10/08	684	133,309	134,243	934
Singapore Dollar settling 4/10/08	205	148,383	148,736	353
Swedish Krona settling 4/10/08	2,626	440,730	441,770	1,040
Swedish Krona settling 4/10/08	4,992	785,442	839,865	54,423
Swedish Krona settling 4/10/08	3,045	472,607	512,198	39,591
Swiss Franc settling 4/10/08	265	266,917	267,031	114
Sale Contracts:
Australian Dollar settling 4/10/08	403	371,718	367,947	3,771
Canadian Dollar settling 4/10/08	532	521,951	518,060	3,891
Japanese Yen settling 4/16/08	124,174	1,160,199	1,246,846	(86,647)
Mexican Nuevo Peso settling 4/22/08	15,752	1,455,307	1,476,153	(20,846)
Swedish Krona settling 4/10/08	1,434	239,857	241,285	(1,428)
Swedish Krona settling 4/10/08	8,037	1,245,887	1,352,062	(106,175)

(a)	Position, or a portion thereof, has been segregated to collateralize forward currency exchange contracts. The aggregate market value of these securities amounted to $34,784,840.

Currency Abbreviations:

CAD	-	Canadian Dollar
EUR	-	Euro Dollar
GBP	-	Great British Pound
JPY	-	Japanese Yen
MXN	-	Mexican Peso
NOK	-	Norwegian Krone
SEK	-	Swedish Krona
SGD	-	Singapore Dollar

Glossary:

TIPS	-	Treasury Inflation Protected Security

Country Breakdown *

March 31, 2008 (unaudited)

Summary

30.5%	United States
17.8%	Japan
10.0%	Netherlands
7.5%	Germany
6.5%	France
3.4%	Mexico
2.9%	Norway
2.1%	Canada
1.8%	Sweden
1.8%	Belgium
1.0%	Singapore
0.5%	United Kingdom
14.2%	Short-Term Investments

100.0%	Total Investments

*	All data are as of March 31, 2008. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time.

ABVPS Global Bond Fund

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2008:

Level	Investments in Securities	Other Financial Instruments*
Level 1	$0	$0
Level 2	46,691,732	(147,571)
Level 3	0	0

Total	$46,691,732	$(147,571)

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments In Securities	Other Financial Instruments
Balance as of 12/31/07	$856,915	$0
Accrued discounts /premiums	(36)
Realized gain	8,979
Change in unrealized appreciation/depreciation	(18)
Net purchases (sales)	(865,840)
Net transfers in and/or out of Level 3	0	0

Balance as of 3/31/08	$0
Net change in unrealized appreciation/depreciation from Investments still held as of 3/31/08	$(18)

*	The realized gain (loss) recognized during the period ended 3/31/08 for other financial instruments was $0.

AllianceBernstein Variable Products Series

Fund

Global Dollar Government Portfolio

Portfolio of Investments

March 31, 2008 (unaudited)

		Principal Amount (000)	U.S. $ Value
SOVEREIGN BONDS - 80.3%
Argentina - 4.0%
Republic of Argentina
3.092%, 8/03/12 (a)	US	$230	$194,351
7.00%, 10/03/15		250	190,000
8.28%, 12/31/33		632	518,390
Series Series V
7.00%, 3/28/11		70	63,387

			966,128

Brazil - 14.2%
Republic of Brazil
6.00%, 1/17/17		611	622,609
7.125%, 1/20/37		823	884,725
8.25%, 1/20/34		349	417,928
8.75%, 2/04/25		126	154,350
8.875%, 10/14/19 - 4/15/24		946	1,169,107
11.00%, 8/17/40		141	188,764

			3,437,483

Colombia - 2.6%
Republic of Colombia
7.375%, 1/27/17 - 9/18/37		345	372,262
10.75%, 1/15/13		88	108,790
11.75%, 2/25/20		94	138,533

			619,585

Costa Rica - 0.5%
Republic of Costa Rica
8.05%, 1/31/13 (b)		53	58,300
8.11%, 2/01/12 (b)		51	56,100

			114,400

Dominican Republic - 0.4%
Dominican Republic
8.625%, 4/20/27 (a)(b)		100	106,500

Ecuador - 2.1%
Republic of Ecuador
9.375%, 12/15/15 (b)		244	247,050
10.00%, 8/15/30 (b)(c)		267	258,990

			506,040

El Salvador - 1.3%
Republic of El Salvador
7.625%, 9/21/34 (b)	72	78,120
7.65%, 6/15/35 (b)	112	118,160
8.50%, 7/25/11 (b)	100	111,210

		307,490

Indonesia - 3.8%
Republic of Indonesia
6.625%, 2/17/37 (b)	100	93,000
6.75%, 3/10/14 (b)	260	273,000
6.875%, 1/17/18 (b)	119	124,653
7.25%, 4/20/15 (b)	59	63,351
7.50%, 1/15/16 (b)	100	108,625
8.50%, 10/12/35 (b)	222	251,415

		914,044

Jamaica - 0.5%
Government of Jamaica
10.625%, 6/20/17	95	112,812

Lebanon - 1.2%
Lebanese Republic
7.875%, 5/20/11 (b)	75	73,312
10.125%, 8/06/08 (b)	207	209,033

		282,345

Malaysia - 2.2%
Malaysia
7.50%, 7/15/11	303	339,003
8.75%, 6/01/09	180	191,123

		530,126

Mexico - 7.7%
United Mexican States
11.375%, 9/15/16	272	394,400
Series A
8.00%, 9/24/22	1,158	1,472,397

		1,866,797

Pakistan - 0.5%
Republic of Pakistan
6.875%, 6/01/17 (b)	146	125,560

Panama - 4.6%
Republic of Panama
6.70%, 1/26/36	299	307,222
7.125%, 1/29/26	173	186,840
8.875%, 9/30/27	97	123,190
9.375%, 7/23/12 - 4/01/29	398	502,490

		1,119,742

Peru - 4.1%
Republic of Peru
8.375%, 5/03/16	399	475,309
8.75%, 11/21/33	393	509,917

		985,226

Philippines - 8.9%
Republic of Philippines
7.50%, 9/25/24	305	337,025
7.75%, 1/14/31	262	292,444
8.25%, 1/15/14	376	430,520
8.875%, 3/17/15	246	288,743
9.50%, 2/02/30	79	103,095
9.875%, 1/15/19	237	302,767
10.625%, 3/16/25	280	390,950

		2,145,544

Russia - 7.3%
Russian Federation
7.50%, 3/31/30 (b)(c)	1,088	1,253,735
11.00%, 7/24/18 (b)	240	348,912
Russian Ministry of Finance
Series VII
3.00%, 5/14/11	160	153,440

		1,756,087

South Africa - 1.0%
Republic of South Africa
5.875%, 5/30/22	100	92,000
7.375%, 4/25/12	142	153,715

		245,715

Turkey - 4.3%
Republic of Turkey
6.875%, 3/17/36	577	514,973
7.00%, 6/05/20	350	347,375
7.375%, 2/05/25	176	174,680

		1,037,028

Ukraine - 1.3%
Government of Ukraine
6.58%, 11/21/16 (b)	144	142,380
6.75%, 11/14/17 (b)	100	98,500
7.65%, 6/11/13 (b)	80	85,100

		325,980

Uruguay - 2.0%
Republic of Uruguay
7.875%, 1/15/33 (d)	138	144,549
8.00%, 11/18/22	308	329,560

		474,109

Venezuela - 5.8%
Republic of Venezuela
5.75%, 2/26/16	444	346,320
7.00%, 12/01/18 (b)	481	389,610
7.65%, 4/21/25	265	212,663

8.50%, 10/08/14	42	38,876
9.25%, 9/15/27	133	126,350
9.375%, 1/13/34	169	156,325
13.625%, 8/15/18	120	145,800

		1,415,944

Total Sovereign Bonds (cost $18,380,223)		19,394,685

CORPORATE BONDS - 10.1%
Brazil - 1.5%
Banco Bmg SA
9.15%, 1/15/16 (b)	100	99,750
Usiminas Commercial Ltd
7.25%, 1/18/18 (b)	124	128,650
Vale Overseas Ltd.
6.875%, 11/21/36	134	130,746

		359,146

El Salvador - 0.4%
Mmg Fiduc (aes El Salv)
6.75%, 2/01/16 (b)	100	101,652

Hong Kong - 0.8%
Chaoda Modern Agriculture
7.75%, 2/08/10 (b)	115	109,250
Noble Group Ltd.
6.625%, 3/17/15 (b)	100	85,918

		195,168

Jamaica - 0.4%
Digicel Ltd.
9.25%, 9/01/12 (b)	100	99,250

Kazakhstan - 0.7%
ALB Finance BV
9.25%, 9/25/13 (b)	100	81,000
Kazkommerts International BV
8.50%, 4/16/13 (b)	100	87,970

		168,970

Peru - 0.4%
Southern Copper Corp.
7.50%, 7/27/35	100	102,542

Russia - 5.9%
Alfa Bond Issuance PLC
8.625%, 12/09/15 (e)	100	95,244
Citigroup (JSC Severstal)
9.25%, 4/19/14 (b)	68	72,400
Evraz Group SA
8.25%, 11/10/15 (b)	100	98,000
Gallery Capital SA
10.125%, 5/15/13 (b)	100	81,000

Gaz Capital SA
6.51%, 3/07/22 (b)	857	766,265
RS Finance (RSB)
7.50%, 10/07/10 (b)	100	90,225
TNK-BP Finance SA
7.50%, 7/18/16 (b)	100	92,875
VTB Capital SA
6.609%, 10/31/12 (b)	135	131,186

		1,427,195

Total Corporate Bonds (cost $2,636,740)		2,453,923

QUASI-SOVEREIGN BONDS - 2.9%
Malaysia - 2.0%
Petronas Capital Ltd.
7.00%, 5/22/12 (b)	426	477,205

Mexico - 0.4%
Pemex Project Funding Master Trust
5.75%, 3/01/18 (b)	90	91,575

Russia - 0.5%
RSHB Capital SA for OJSC Russian Agricultural Bank
6.299%, 5/15/17 (b)	147	136,051

Total Quasi-Sovereign Bonds (cost $689,830)		704,831

SOVEREIGNS - 0.9%
Venezuela - 0.9%
Republic of Venezuela
6.00%, 12/09/20 (cost $236,963)	297	213,480

SHORT-TERM INVESTMENTS - 5.2%
Time Deposit - 5.2%
The Bank of New York
1.25%, 4/01/08 (cost $1,247,000)	1,247	1,247,000

Total Investments - 99.4% (cost $23,190,756)	24,013,919
Other assets less liabilities - 0.6%	142,900

Net Assets - 100.0%	$24,156,819

CREDIT DEFAULT SWAP CONTRACTS

Swap Counterparty & Referenced Obligation	Notional Amount (000)	Interest Rate	Termination Date	Unrealized Appreciation/ (Depreciation)
Sale Contracts:
Lehman Brothers (Republic of Venezuela 9.25% 9/15/27)	$280	0.69%	4/20/08		$(13)

(a)	Floating Rate Security. Stated interest rate was in effect at March 31, 2008.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2008, the aggregate market value of these securities amounted to $7,504,838 or 31.1% of net assets.

(c)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at March 31, 2008.

(d)	Pay-In-Kind Payments (PIK).

(e)	Variable rate coupon, rate shown as of March 31, 2008.

Country Breakdown *

March 31, 2008 (unaudited)

Summary

15.8%	Brazil
13.8%	Russia
8.9%	Philippines
8.2%	Mexico
6.8%	Venezuela
4.7%	Panama
4.5%	Peru
4.3%	Turkey
4.2%	Malaysia
4.0%	Argentina
3.8%	Indonesia
2.6%	Colombia
2.1%	Ecuador
11.1%	Other
5.2%	Short-Term Investments

100.0%	Total Investments

*	All data are as of March 31, 2008. The Fund's country breakdown is expressed as a percentage of total investments and may vary over time. 'Other' country weightings represents 2.1% or less in the following countries: Costa Rica, Dominican Republic, El Salvador, Hong Kong, Jamaica, Kazakhstan, Lebanon, Pakistan, South Africa, Ukraine, Uruguay.

ABVPS Global Dollar Government Fund

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 –significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2008:

Level	Investments in Securities	Other Financial Instruments*
Level 1	$0	$0
Level 2	18,455,398	(882)
Level 3	5,558,521	0

Total	$24,013,919	$(882)

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments In Securities	Other Financial Instruments
Balance as of 12/31/07	$5,574,397	$0
Accrued discounts /premiums	(1,639)	0
Realized gain	5,629	0	*
Change in unrealized appreciation/depreciation	(33,626)	0
Net purchases (sales)	13,760	0
Net transfers in and/or out of Level 3	0	0

Balance as of 3/31/08	$5,558,521	$0
Net change in unrealized appreciation/depreciation from Investments still held as of 3/31/08	$5,629

*	The realized gain (loss) recognized during the period ended 3/31/08 for other financial instruments was $0.

AllianceBernstein Variable Products Series Fund

Global Research Growth Portfolio

Portfolio of Investments

March 31, 2008 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 94.3%
Financials - 17.8%
Capital Markets - 11.8%
3i Group PLC	3,836	$63,201
The Blackstone Group LP	10,150	161,182
Credit Suisse Group	5,127	261,056
Janus Capital Group, Inc.	2,500	58,175
Lehman Brothers Holdings, Inc.	6,280	236,379
Macquarie Group Ltd.	1,850	89,304
Man Group PLC	12,550	138,148
Merrill Lynch & Co., Inc.	3,715	151,349
MF Global Ltd. (a)	2,600	25,766
UBS AG (Swiss Virt-X)	8,681	252,774

		1,437,334

Commercial Banks - 1.0%
Banco Itau Holding Financeira SA	2,690	61,306
Banco Santander Central Hispano SA	3,295	65,643

		126,949

Diversified Financial Services - 2.3%
Bolsa De Mercadorias E Futuros	2,200	19,822
CME Group, Inc.-Class A	371	174,036
NYSE Euronext	1,400	86,394

		280,252

Insurance - 1.9%
American International Group, Inc.	2,270	98,177
MBIA, Inc.	4,400	53,768
QBE Insurance Group Ltd.	3,662	74,926

		226,871

Thrifts & Mortgage Finance - 0.8%
Federal National Mortgage Association	3,900	102,648

		2,174,054

Information Technology - 14.0%
Communications Equipment - 3.0%
Ciena Corp. (a)	300	9,249
Cisco Systems, Inc. (a)	5,345	128,761
Juniper Networks, Inc. (a)	1,705	42,625
Nokia OYJ	3,629	114,570
Research In Motion Ltd. (a)	600	67,338

		362,543

Computers & Peripherals - 3.3%
Apple, Inc. (a)	780	111,930
EMC Corp. (a)	2,753	39,478
Hewlett-Packard Co.	2,200	100,452
InnoLux Display Corp.	7,159	19,134
International Business Machines Corp.	1,150	132,411

		403,405

Electronic Equipment & Instruments - 0.7%
Amphenol Corp.-Class A	700	26,075
HON HAI Precision Industry Co. Ltd. (GDR) (b)	1,208	13,838
Tyco Electronics Ltd.	1,275	43,758

		83,671

Internet Software & Services - 1.7%
Alibaba.com Ltd. (a)	4,500	9,320
Ebay, Inc. (a)	2,820	84,149
Google, Inc.-Class A (a)	274	120,689

		214,158

Semiconductors & Semiconductor Equipment - 2.6%
Applied Materials, Inc.	2,500	48,775
Broadcom Corp.-Class A (a)	1,830	35,264
Intel Corp.	5,250	111,195
Linear Technology Corp.	500	15,345
MEMC Electronic Materials, Inc. (a)	400	28,360
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	4,101	42,117
Tokyo Electron Ltd.	600	36,774

		317,830

Software - 2.7%
Adobe Systems, Inc. (a)	1,075	38,259
Microsoft Corp.	4,800	136,224
Nintendo Co. Ltd.	100	52,321
Oracle Corp. (a)	1,820	35,599
Salesforce.com, Inc. (a)	600	34,722
Shanda Interactive Entertainment Ltd. (Sponsored) (ADR) (a)	730	21,243
VMware, Inc.-Class A (a)	400	17,128

		335,496

		1,717,103

Industrials - 12.2%
Aerospace & Defense - 3.5%
BAE Systems PLC	15,861	152,945
Honeywell International, Inc.	1,400	78,988
Lockheed Martin Corp.	940	93,342
United Technologies Corp.	1,450	99,789

		425,064

Air Freight & Logistics - 0.5%
United Parcel Service, Inc.-Class B	900	65,718

Construction & Engineering - 0.8%
China Communications Construction Co. Ltd.-Class H	10,000	22,395
Fluor Corp.	500	70,580

		92,975

Electrical Equipment - 1.5%
ABB Ltd.	2,760	74,388
Emerson Electric Co.	2,055	105,750

		180,138

Industrial Conglomerates - 2.0%
General Electric Co.	3,875	143,414
Siemens AG	925	101,106

		244,520

Machinery - 2.0%
Atlas Copco AB-Class A	3,958	67,518
Caterpillar, Inc.	800	62,632
Danaher Corp.	440	33,453
Deere & Co.	600	48,264
Eaton Corp.	500	39,835

		251,702

Trading Companies & Distributors - 1.9%
Mitsubishi Corp.	3,500	107,086
Mitsui & Co. Ltd.	6,000	123,124

		230,210

		1,490,327

Consumer Staples - 11.1%
Beverages - 1.0%
Central European Distribution Corp. (a)	300	17,457
The Coca-Cola Co.	1,800	109,566

		127,023

Food & Staples Retailing - 2.8%
Safeway, Inc.	1,170	34,339
Tesco PLC	3,892	29,332
Wal-Mart de Mexico SAB de CV Series V	33,292	140,391
Wal-Mart Stores, Inc.	2,200	115,896
X 5 Retail Group NV (GDR) (a)(b)	516	15,284

		335,242

Food Products - 4.8%
Archer-Daniels-Midland Co.	2,650	109,074
Bunge Ltd.	1,325	115,116
Nestle SA	425	212,433
WM Wrigley Jr Co.	2,445	153,644

		590,267

Personal Products - 1.2%
The Estee Lauder Cos, Inc.-Class A	900	41,265
L’Oreal SA	660	83,797
Oriflame Cosmetics SA (SDR)	350	23,267

		148,329

Tobacco - 1.3%
Altria Group, Inc.	1,520	33,744
ITC Ltd.	8,860	45,584
Philip Morris International, Inc. (a)	1,520	76,881

		156,209

		1,357,070

Health Care - 9.9%
Biotechnology - 1.7%
Amylin Pharmaceuticals, Inc. (a)	300	8,763
Basilea Pharmaceutica (a)	99	14,410
Genentech, Inc. (a)	1,000	81,180
Gilead Sciences, Inc. (a)	2,050	105,637

		209,990

Health Care Equipment & Supplies - 2.2%
Alcon, Inc.	755	107,399
Becton Dickinson & Co.	750	64,387
Hologic, Inc. (a)	800	44,480
Nobel Biocare Holding AG	224	52,165

		268,431

Health Care Providers & Services - 1.5%
Aetna, Inc.	2,200	92,598
Medco Health Solutions, Inc. (a)	1,720	75,319
WellPoint, Inc. (a)	450	19,858

		187,775

Pharmaceuticals - 4.5%
Abbott Laboratories	1,750	96,513
Allergan, Inc.	500	28,195
Eli Lilly & Co.	1,205	62,166
Merck & Co., Inc.	1,875	71,156
Novartis AG	599	30,737
Roche Holding AG	677	127,594
Teva Pharmaceutical Industries Ltd. (Sponsored) (ADR)	2,925	135,106

		551,467

		1,217,663

Energy - 9.6%
Energy Equipment & Services - 3.8%
Baker Hughes, Inc.	3,085	211,322
Cameron International Corp. (a)	3,000	124,920
Technip SA	1,676	130,556

		466,798

Oil, Gas & Consumable Fuels - 5.8%
Addax Petroleum Corp.	1,530	60,741
China Shenhua Energy Co. Ltd.-Class H	11,500	46,571
EOG Resources, Inc.	2,460	295,200
Noble Energy, Inc.	2,596	188,989
Petroleo Brasileiro SA (Sponsored) (ADR)	800	67,752
Sasol Ltd.	991	47,727

		706,980

		1,173,778

Materials - 9.3%
Chemicals - 3.1%
Air Products & Chemicals, Inc.	2,050	188,600
Monsanto Co.	1,660	185,090

		373,690

Metals & Mining - 6.2%
Cia Vale do Rio Doce (ADR)	5,775	200,046
Cia Vale do Rio Doce (Sponsored) (ADR)	2,900	84,535
Rio Tinto PLC	2,356	244,850
Sterlite Industries India Ltd. (ADR) (a)	2,870	51,143
Xstrata PLC	2,585	181,055

		761,629

		1,135,319

Consumer Discretionary - 5.9%
Auto Components - 0.5%
Denso Corp.	1,810	59,007

Automobiles - 0.4%
Fiat SpA	2,277	52,761

Distributors - 0.3%
Li & Fung Ltd.	8,000	29,966

Diversified Consumer Services - 0.5%
Apollo Group, Inc.-Class A (a)	1,470	63,504

Hotels, Restaurants & Leisure - 0.8%
Ctrip.com International Ltd. (ADR)	500	26,510
Wyndham Worldwide Corp.	3,500	72,380

		98,890

Household Durables - 0.1%
Garmin Ltd.	300	16,203

Media - 0.7%
Eutelsat Communications	203	5,548
SES Global (FDR)	425	9,044
Viacom, Inc.-Class B (a)	1,800	71,316

		85,908

Multiline Retail - 1.3%
Kohl’s Corp. (a)	2,385	102,293
Lotte Shopping Co. Ltd.	185	56,285

		158,578

Specialty Retail - 0.7%
Esprit Holdings Ltd.	600	7,281
Lowe’s Cos, Inc.	3,200	73,408

		80,689

Textiles, Apparel & Luxury Goods - 0.6%
Adidas AG	1,161	76,771

		722,277

Utilities - 2.7%
Electric Utilities - 0.5%
E.ON AG	306	57,072

Independent Power Producers & Energy Traders - 1.8%
Iberdrola Renovables (a)	15,679	109,162
International Power PLC	13,579	107,368

		216,530

Multi-Utilities - 0.4%
Veolia Environnement	764	53,315

		326,917

Telecommunication Services - 1.8%
Diversified Telecommunication Services - 0.8%
AT&T, Inc.	600	22,980
Telefonica SA	853	24,509
Time Warner Telecom, Inc.-Class A (a)	1,200	18,588
Verizon Communications, Inc.	760	27,702

		93,779

Wireless Telecommunication Services - 1.0%
America Movil SAB de CV Series L (ADR)	590	37,577
MTN Group Ltd.	1,059	16,098
Turkcell Iletisim Hizmet AS	1,421	11,774
Vimpel-Communications (ADR)	700	20,923
Vodafone Group PLC	12,188	36,228

		122,600

		216,379

Total Common Stocks (cost $11,200,034)		11,530,887

WARRANTS - 1.3%
Utilities - 0.8%
Independent Power Producers & Energy Traders - 0.8%
NTPC Ltd., expiring 2/06/17 (a)(b)	20,471	100,533

Financials - 0.5%
Thrifts & Mortgage Finance - 0.5%
Housing Development Finance Corp., expiring 1/18/11 (a)	899	53,448

Total Warrants (cost $130,467)		153,981

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 3.5%
Time Deposit - 3.5%
Bank of New York
1.25%, 4/01/08 (cost $434,000)	$434	434,000

Total Investments - 99.1% (cost $11,764,501)		12,118,868
Other assets less liabilities - 0.9%		108,996

Net Assets - 100.0%		$12,227,864

(a)	Non-income producing security.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2008, the aggregate market value of these securities amounted to $129,655 or 1.1% of net assets.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR	-	American Depositary Receipt
FDR	-	Fiduciary Depositary Receipt
GDR	-	Global Depositary Receipt
SDR	-	Swedish Depositary Receipt

Country Breakdown *

March 31, 2008 (unaudited)

Summary

52.7%	United States
9.3%	Switzerland
7.9%	United Kingdom
3.6%	Brazil
3.1%	Japan
2.2%	France
2.1%	India
1.9%	Germany
1.6%	Spain
1.5%	Mexico
1.4%	Australia
1.2%	Bermuda
1.1%	Israel
6.8%	Other
3.6%	Short-Term Investments

100.0%	Total Investments

*	All data are as of March 31, 2008. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. ‘Other’ country weightings represents 1.1% or less in the following countries: Canada, Cayman Islands, China, Finland, Hong Kong, Italy, Luxembourg, Netherlands, Russia, South Africa, South Korea, Sweden, Taiwan, Turkey.

ABVPS Global Research Growth Fund

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2008:

Level	Investments in Securities	Other Financial Instruments*
Level 1	$7,925,472	$0
Level 2	4,039,415	0
Level 3	153,981	0

Total	$12,118,868	$0

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments In Securities	Other Financial Instruments
Balance as of 12/31/07	$198,716	$0
Accrued discounts /premiums	0	0
Realized gain	2,952	0	*
Change in unrealized appreciation/depreciation	(40,786)	0
Net purchases (sales)	(6,901)	0
Net transfers in and/or out of Level 3	0	0

Balance as of 3/31/08	$153,981	$0
Net change in unrealized appreciation/depreciation from Investments still held as of 3/31/08	$(40,786)	$0

*	The realized gain (loss) recognized during the period ended 3/31/08 for other financial instruments was $0.

AllianceBernstein Variable Products Series Fund

Global Technology Portfolio

Portfolio of Investments

March 31, 2008 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 95.2%
Technology Hardware & Equipment - 43.2%
Communications Equipment - 19.9%
Ciena Corp. (a)	54,800	$1,689,484
Cisco Systems, Inc. (a)	588,500	14,176,965
Juniper Networks, Inc. (a)	196,700	4,917,500
Nokia OYJ	355,215	11,214,332
QUALCOMM, Inc.	111,500	4,571,500
Research In Motion Ltd. (a)	66,700	7,485,741

		44,055,522

Computers & Peripherals - 20.3%
3PAR, Inc. (a)	15,000	101,400
Apple, Inc. (a)	86,400	12,398,400
EMC Corp. (a)	309,200	4,433,928
Hewlett-Packard Co.	283,100	12,926,346
InnoLux Display Corp.	538,039	1,438,005
International Business Machines Corp.	120,100	13,828,314

		45,126,393

Electronic Equipment & Instruments - 3.0%
Amphenol Corp.-Class A	60,000	2,235,000
Tyco Electronics Ltd.	130,400	4,475,328

		6,710,328

		95,892,243

Software & Services - 23.9%
Internet Software & Services - 5.9%
Akamai Technologies, Inc. (a)	39,100	1,101,056
Alibaba.com Ltd. (a)	412,500	854,401
Google, Inc.-Class A (a)	22,140	9,752,006
Omniture, Inc. (a)	62,300	1,445,983

		13,153,446

IT Services - 0.8%
Alliance Data Systems Corp. (a)	15,000	712,650
Global Payments, Inc.	23,300	963,688

		1,676,338

Software - 17.2%
Adobe Systems, Inc. (a)	110,000	3,914,900
McAfee, Inc. (a)	65,700	2,174,013
Microsoft Corp.	377,100	10,702,098

Nintendo Co. Ltd.	11,900	6,226,135
Oracle Corp. (a)	217,600	4,256,256
Red Hat, Inc. (a)	104,400	1,919,916
Salesforce.com, Inc. (a)	64,600	3,738,402
SAP AG	27,781	1,376,779
Shanda Interactive Entertainment Ltd. (Sponsored) (ADR) (a)	69,300	2,016,630
VMware, Inc.-Class A (a)	45,800	1,961,156

		38,286,285

		53,116,069

Semiconductors & Semiconductor Equipment - 15.4%
Semiconductors & Semiconductor Equipment - 15.4%
Applied Materials, Inc.	259,500	5,062,845
ASML Holding NV (a)	44,749	1,103,354
Broadcom Corp.-Class A (a)	182,950	3,525,446
Intel Corp.	527,000	11,161,860
Intersil Corp.-Class A	35,700	916,419
Linear Technology Corp.	59,100	1,813,779
MEMC Electronic Materials, Inc. (a)	29,700	2,105,730
Nvidia Corp. (a)	56,850	1,125,062
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	382,100	3,924,167
Tokyo Electron Ltd.	56,300	3,450,622

		34,189,284

Telecommunication Services - 9.2%
Diversified Telecommunication Services - 3.8%
AT&T, Inc.	59,700	2,286,510
Telefonica SA	68,275	1,961,687
Time Warner Telecom, Inc.-Class A (a)	116,500	1,804,585
Verizon Communications, Inc.	64,600	2,354,670

		8,407,452

Wireless Telecommunication Services - 5.4%
America Movil SAB de CV Series L (ADR)	61,700	3,929,673
MTN Group Ltd.	115,715	1,759,033
Turkcell Iletisim Hizmet AS (ADR)	63,600	1,328,604
Vimpel-Communications (ADR)	77,100	2,304,519
Vodafone Group PLC	882,059	2,621,841

		11,943,670

		20,351,122

Consumer Services - 1.5%
Hotels Restaurants & Leisure - 1.5%
Ctrip.com International Ltd. (ADR)	62,400	3,308,448

Media - 1.3%
Media - 1.3%
Eutelsat Communications	18,159	496,263
Focus Media Holding Ltd. (ADR) (a)	46,400	1,630,960
SES Global (FDR)	39,082	831,734

		2,958,957

Consumer Durables & Apparel - 0.5%
Household Durables - 0.5%
Garmin Ltd.	20,000	1,080,200

Capital Goods - 0.2%
Electrical Equipment - 0.2%
EnerSys (a)	21,800	521,456

Total Common Stocks (cost $205,077,676)		211,417,779

WARRANTS - 0.5%
Technology Hardware & Equipment - 0.5%
Electronic Equipment & Instruments - 0.5%
HON HAI Precision Industry Co., Ltd. Citigroup Global Markets, expiring 1/17/12 (b) (cost $1,263,069)	195,296	1,112,796

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 2.8%
Time Deposit - 2.8%
Bank of New York
1.25%, 4/01/08 (cost $6,351,000)	$6,351	6,351,000

Total Investments - 98.5%
(cost $212,691,745)		218,881,575
Other assets less liabilities - 1.5%		3,280,226

Net Assets - 100.0%		$222,161,801

(a)	Non-income producing security.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2008, the market value of this security amounted to $1,112,796 or 0.5% of net assets.

Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

Glossary:

ADR	-	American Depositary Receipt
FDR	-	Fiduciary Depositary Receipt

Country Breakdown *

March 31, 2008 (unaudited)

Summary

69.5%	United States
5.1%	Finland
4.4%	Japan
3.6%	China
3.4%	Canada
3.0%	Taiwan
1.8%	Mexico
1.2%	United Kingdom
1.1%	Russia
0.9%	Spain
0.8%	South Africa
0.6%	Germany
0.6%	Turkey
1.1%	Other
2.9%	Short-Term Investments

100.0%	Total Investments

*	All data are as of March 31, 2008. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. ‘Other’ country weightings represents 0.6% or less in the following countries: France, Luxembourg, Netherlands.

ABVPS Global Technology Fund

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2008:

Level	Investments in Securities	Other Financial Instruments*
Level 1	$180,050,790	$0
Level 2	38,830,785	0
Level 3	0	0

Total	$218,881,575	$0

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments In Securities	Other Financial Instruments
Balance as of 12/31/07	$0	$0
Accrued discounts /premiums	0	0
Realized gain (loss)	0	0	*
Change in unrealized appreciation/depreciation	0	0
Net purchases (sales)	0	0
Net transfers in and/or out of Level 3	0	0

Balance as of 3/31/08	$0	$0
Net change in unrealized appreciation/depreciation from Investments still held as of 3/31/08	$0	$0

*	The realized gain (loss) recognized during the period ended 3/31/08 for other financial instruments was $0.

AllianceBernstein Variable Products Series Fund

Growth & Income Portfolio

Portfolio of Investments

March 31, 2008 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 99.2%
Financials - 20.5%
Capital Markets - 4.1%
Bank of New York Mellon Corp.	231,200	$9,647,976
Franklin Resources, Inc.	179,600	17,419,404
Merrill Lynch & Co., Inc.	720,000	29,332,800
MF Global Ltd. (a)	302,300	2,995,793
Morgan Stanley	143,000	6,535,100
Northern Trust Corp.	100,000	6,647,000

		72,578,073

Commercial Banks - 0.3%
Wells Fargo & Co.	185,000	5,383,500

Consumer Finance - 0.3%
American Express Co.	135,000	5,902,200

Diversified Financial Services - 3.2%
Bank of America Corp.	344,000	13,041,040
Citigroup, Inc.	717,200	15,362,424
JPMorgan Chase & Co.	649,700	27,904,615

		56,308,079

Insurance - 12.6%
ACE Ltd.	955,000	52,582,300
American International Group, Inc.	1,014,400	43,872,800
Axis Capital Holdings Ltd.	1,578,900	53,651,022
Hartford Financial Services Group, Inc.	427,500	32,391,675
Loews Corp.	315,000	12,669,300
MetLife, Inc.	280,700	16,914,982
Prudential Financial, Inc.	177,100	13,858,075

		225,940,154

		366,112,006

Industrials - 15.1%
Aerospace & Defense - 8.2%
Honeywell International, Inc.	1,008,400	56,893,928
Lockheed Martin Corp.	500,000	49,650,000
United Technologies Corp.	600,000	41,292,000

		147,835,928

Electrical Equipment - 4.9%
Ametek, Inc.	350,600	15,394,846
Cooper Industries Ltd.-Class A	200,000	8,030,000

Emerson Electric Co.	1,100,000	56,606,000
EnerSys (a)	320,300	7,661,576

		87,692,422

Industrial Conglomerates - 1.1%
General Electric Co.	530,100	19,619,001

Machinery - 0.9%
Eaton Corp.	193,500	15,416,145

		270,563,496

Health Care - 14.6%
Health Care Providers & Services - 6.2%
Aetna, Inc.	1,025,000	43,142,250
UnitedHealth Group, Inc.	1,000,000	34,360,000
WellPoint, Inc. (a)	754,200	33,282,846

		110,785,096

Pharmaceuticals - 8.4%
Bristol-Myers Squibb Co.	200,000	4,260,000
Eli Lilly & Co.	800,000	41,272,000
Merck & Co., Inc.	1,434,100	54,424,095
Schering-Plough Corp.	3,114,600	44,881,386
Wyeth	135,000	5,637,600

		150,475,081

		261,260,177

Information Technology - 12.7%
Communications Equipment - 0.8%
ADC Telecommunications, Inc. (a)	237,600	2,870,208
Juniper Networks, Inc. (a)	455,500	11,387,500

		14,257,708

Computers & Peripherals - 3.0%
Sun Microsystems, Inc. (a)	3,425,800	53,202,674

Electronic Equipment & Instruments - 0.8%
Tyco Electronics Ltd.	415,900	14,273,688

IT Services - 1.9%
Accenture Ltd.-Class A	950,000	33,411,500

Semiconductors & Semiconductor Equipment - 4.5%
Broadcom Corp.-Class A (a)	828,500	15,965,195
Integrated Device Technology, Inc. (a)	1,532,900	13,688,797
Lam Research Corp. (a)	300,000	11,466,000
MEMC Electronic Materials, Inc. (a)	167,300	11,861,570
Nvidia Corp. (a)	1,436,400	28,426,356

		81,407,918

Software - 1.7%
Adobe Systems, Inc. (a)	454,100	16,161,419
Microsoft Corp.	507,400	14,400,012
		30,561,431

		227,114,919

Energy - 12.3%
Energy Equipment & Services - 0.6%
Baker Hughes, Inc.	60,000	4,110,000
National Oilwell Varco, Inc. (a)	125,000	7,297,500

		11,407,500

Oil, Gas & Consumable Fuels - 11.7%
Apache Corp.	47,300	5,714,786
Chevron Corp.	368,300	31,438,088
ConocoPhillips	605,900	46,175,639
Exxon Mobil Corp.	608,800	51,492,304
Marathon Oil Corp.	241,300	11,003,280
Noble Energy, Inc.	94,900	6,908,720
Total SA (ADR)	700,000	51,807,000
Valero Energy Corp.	80,300	3,943,533

		208,483,350

		219,890,850

Consumer Staples - 10.0%
Food & Staples Retailing - 2.8%
Safeway, Inc.	1,700,000	49,895,000

Household Products - 1.5%
Procter & Gamble Co.	400,000	28,028,000

Tobacco - 5.7%
Altria Group, Inc.	657,400	14,594,280
Loews Corp. - Carolina Group	743,800	53,962,690
Philip Morris International, Inc. (a)	657,400	33,251,292

		101,808,262

		179,731,262

Telecommunication Services - 5.7%
Diversified Telecommunication Services - 5.7%
AT&T, Inc.	1,027,000	39,334,100
CenturyTel, Inc.	1,000,000	33,240,000
Verizon Communications, Inc.	830,400	30,268,080

		102,842,180

Consumer Discretionary - 5.7%
Hotels, Restaurants & Leisure - 0.3%
Wyndham Worldwide Corp.	275,000	5,687,000

Household Durables - 0.8%
Garmin Ltd.	215,900	11,660,759
Lennar Corp.-Class A	90,900	1,709,829

		13,370,588

Internet & Catalog Retail - 0.5%
Expedia, Inc. (a)	400,000	8,756,000

Media - 4.1%
CBS Corp.-Class B	748,700	16,531,296
EW Scripps Co.-Class A	108,761	4,569,050
Gannett Co., Inc.	666,100	19,350,205
Omnicom Group, Inc.	385,000	17,009,300

Viacom, Inc.-Class B (a)	421,665	16,706,367

		74,166,218

		101,979,806

Utilities - 1.6%
Electric Utilities - 0.6%
FirstEnergy Corp.	155,000	10,636,100

Gas Utilities - 0.5%
Oneok, Inc.	192,800	8,604,664

Multi-Utilities - 0.5%
Sempra Energy	175,000	9,324,000

		28,564,764

Materials - 1.0%
Chemicals - 1.0%
Dow Chemical Co.	250,000	9,212,500
Eastman Chemical Co.	125,000	7,806,250

		17,018,750

Total Common Stocks (cost $1,858,150,900)		1,775,078,210

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 1.3%
Time Deposit - 1.3%
Bank of New York
1.25%, 4/01/08 (cost $23,684,000)	$23,684	23,684,000

Total Investments - 100.5%
(cost $1,881,834,900)		1,798,762,210
Other assets less liabilities - (0.5)%		(9,032,269)

Net Assets - 100.0%		$1,789,729,941

(a)	Non-income producing security.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poor's. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR	-	American Depositary Receipt

-ABVPS Growth and Income Fund

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2008:

Level	Investments in Securities	Other Financial Instruments*

Level 1	$1,775,078,210	$0
Level 2	23,684,000	0
Level 3	0	0

Total	$1,798,762,210	$0

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments In Securities	Other Financial Instruments
Balance as of 12/31/07	$0	$0
Accrued discounts /premiums	0	0
Realized gain	0	0	*
Change in unrealized appreciation/depreciation	0	0
Net purchases (sales)	0	0
Net transfers in and/or out of Level 3	0	0

Balance as of 3/31/08	$0	$0
Net change in unrealized appreciation/depreciation from Investments still held as of 3/31/08	$0	$0

*	The realized gain (loss) recognized during the period ended 3/31/08 for other financial instruments was $0.

AllianceBernstein Variable Products Series Fund

Growth Portfolio

Portfolio of Investments

March 31, 2008 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 99.9%
Information Technology - 29.6%
Communications Equipment - 6.9%
Ciena Corp. (a)	53,400	$1,646,322
Cisco Systems, Inc. (a)	173,260	4,173,834
Juniper Networks, Inc. (a)	92,670	2,316,750
Nokia OYJ (Sponsored)-Class A (ADR)	28,340	902,062
QUALCOMM, Inc.	41,520	1,702,320

		10,741,288

Computers & Peripherals - 4.9%
Apple, Inc. (a)	52,934	7,596,029

Electronic Equipment & Instruments - 3.4%
Amphenol Corp.-Class A	85,950	3,201,638
Dolby Laboratories, Inc.-Class A (a)	56,890	2,062,831

		5,264,469

Internet Software & Services - 5.3%
Google, Inc.-Class A (a)	16,580	7,302,993
VistaPrint Ltd. (a)	24,400	852,780

		8,155,773

IT Services - 0.9%
Iron Mountain, Inc. (a)	35,410	936,240
Visa, Inc.-Class A (a)	6,800	424,048

		1,360,288

Semiconductors & Semiconductor Equipment - 4.8%
Intel Corp.	123,180	2,608,953
MEMC Electronic Materials, Inc. (a)	44,370	3,145,833
Nvidia Corp. (a)	81,565	1,614,171

		7,368,957

Software - 3.4%
Adobe Systems, Inc. (a)	85,380	3,038,674
Salesforce.com, Inc. (a)	27,200	1,574,064
VMware, Inc.-Class A (a)	14,550	623,031

		5,235,769

		45,722,573

Health Care - 22.9%
Biotechnology - 8.9%
Celgene Corp. (a)	70,270	4,306,848
Cepheid, Inc. (a)	12,800	312,192

Genentech, Inc. (a)	40,020	3,248,824
Gilead Sciences, Inc. (a)	112,850	5,815,160

		13,683,024

Health Care Equipment & Supplies - 5.0%
Alcon, Inc.	24,570	3,495,083
Hologic, Inc. (a)	66,650	3,705,740
Intuitive Surgical, Inc. (a)	1,700	551,395

		7,752,218

Health Care Providers & Services - 3.7%
Aetna, Inc.	31,500	1,325,835
Medco Health Solutions, Inc. (a)	100,240	4,389,510

		5,715,345

Pharmaceuticals - 5.3%
Abbott Laboratories	51,300	2,829,195
Merck & Co., Inc.	34,470	1,308,136
Teva Pharmaceutical Industries Ltd. (Sponsored) (ADR)	87,040	4,020,378

		8,157,709

		35,308,296

Industrials - 14.8%
Aerospace & Defense - 0.6%
Honeywell International, Inc.	15,200	857,584

Construction & Engineering - 4.8%
Fluor Corp.	19,450	2,745,562
Jacobs Engineering Group, Inc. (a)	63,670	4,685,475

		7,431,037

Electrical Equipment - 4.5%
Ametek, Inc.	77,510	3,403,464
Baldor Electric Co.	33,730	944,440
Emerson Electric Co.	49,950	2,570,427

		6,918,331

Machinery - 4.9%
Danaher Corp.	60,200	4,577,006
Deere & Co.	36,870	2,965,823

		7,542,829

		22,749,781

Consumer Discretionary - 9.4%
Diversified Consumer Services - 1.1%
Strayer Education, Inc.	10,820	1,650,050

Hotels, Restaurants & Leisure - 0.8%
Chipotle Mexican Grill, Inc.-Class A (a)	11,400	1,293,102

Household Durables - 0.8%
NVR, Inc. (a)	1,980	1,183,050

Specialty Retail - 3.0%
Dick’s Sporting Goods, Inc. (a)	124,480	3,333,574
J. Crew Group, Inc. (a)	30,100	1,329,517

		4,663,091

Textiles, Apparel & Luxury Goods - 3.7%
Coach, Inc. (a)	34,720	1,046,808
Nike, Inc.-Class B	25,130	1,708,840
Under Armour, Inc.-Class A (a)	79,880	2,923,608

		5,679,256

		14,468,549

Financials - 7.4%
Capital Markets - 2.8%
The Charles Schwab Corp.	72,190	1,359,338
The Goldman Sachs Group, Inc.	9,390	1,553,012
Greenhill & Co., Inc.	20,660	1,437,110

		4,349,460

Diversified Financial Services - 4.6%
CME Group, Inc.-Class A	6,513	3,055,248
JPMorgan Chase & Co.	94,200	4,045,890

		7,101,138

		11,450,598

Energy - 7.0%
Energy Equipment & Services - 7.0%
Cameron International Corp. (a)	116,000	4,830,240
Schlumberger Ltd.	67,730	5,892,510

		10,722,750

Consumer Staples - 6.6%
Beverages - 3.5%
The Coca-Cola Co.	36,870	2,244,277
PepsiCo, Inc.	42,640	3,078,608

		5,322,885

Household Products - 3.1%
Procter & Gamble Co.	69,290	4,855,150

		10,178,035

Materials - 2.0%
Chemicals - 2.0%
Air Products & Chemicals, Inc.	17,200	1,582,400
Monsanto Co.	13,600	1,516,400

		3,098,800

Telecommunication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Time Warner Telecom, Inc.-Class A (a)	24,700	382,603

Total Common Stocks (cost $140,023,748)		154,081,985

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 0.7%
Time Deposit - 0.7%
Bank of New York
1.25%, 4/01/08 (cost $978,000)	$978	978,000

Total Investments - 100.6%
(cost $141,001,748)		155,059,985
Other assets less liabilities - (0.6)%		(865282)

Net Assets - 100.0%		$154,194,703

(a)	Non-income producing security.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poor's. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR - American Depositary Receipt

ABVPS Growth Fund

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2008:

Level	Investments in Securities	Other Financial Instruments*
Level 1	$154,081,985	$0
Level 2	978,000	0
Level 3	0	0

Total	$155,059,985	$0

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments In Securities	Other Financial Instruments
Balance as of 12/31/07	$0	$0
Accrued discounts /premiums	0	0
Realized gain (loss)	0	0	*
Change in unrealized
appreciation/depreciation	0	0
Net purchases (sales)	0	0
Net transfers in and/or out of Level 3	0	0

Balance as of 3/31/08	$0	$0
Net change in unrealized appreciation/depreciation from Investments still held as of 3/31/08	$0	$0

*	The realized gain (loss) recognized during the period ended 3/31/08 for other financial instruments was $0.

AllianceBernstein Variable Products Series Fund

High Yield Portfolio

Portfolio of Investments

March 31, 2008 (unaudited)

	Principal Amount (000)	U.S. $ Value
CORPORATES - NON-INVESTMENT GRADES - 85.5%
Industrial - 61.9%
Basic - 7.1%
Arch Western Finance LLC
6.75%, 7/01/13	$90	$89,775
Basell AF SCA
8.375%, 8/15/15 (a)	110	80,300
Citigroup (JSC Severstal)
9.25%, 4/19/14 (a)	160	170,352
Evraz Group SA
8.25%, 11/10/15 (a)	123	120,386
Freeport-McMoRan Copper & Gold, Inc.
8.375%, 4/01/17	275	291,844
Georgia-Pacific Corp.
7.00%, 1/15/15 (a)	85	79,688
7.125%, 1/15/17 (a)	95	87,875
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC
7.565%, 11/15/14 (b)	60	56,100
Huntsman International LLC
7.875%, 11/15/14	105	111,300
Huntsman LLC
11.50%, 7/15/12	143	152,295
Ineos Group Holdings PLC
8.50%, 2/15/16 (a)	179	139,172
The Mosaic Co.
7.875%, 12/01/16 (a)(c)	290	311,750
NewPage Corp.
10.00%, 5/01/12	100	101,500
Novelis, Inc.
7.25%, 2/15/15	170	150,450
Peabody Energy Corp.
7.375%, 11/01/16	40	41,400
Series B
6.875%, 3/15/13	190	192,850

		2,177,037

Capital Goods - 7.4%
Allied Waste North America, Inc.
6.375%, 4/15/11	174	171,173
6.875%, 6/01/17	85	83,300
Series B
7.375%, 4/15/14	60	59,025
Associated Materials, Inc.
11.25%, 3/01/14 (d)	235	160,388
Berry Plastics Holding Corp.
8.875%, 9/15/14	105	91,613
10.25%, 3/01/16	35	26,950
Bombardier, Inc.
6.30%, 5/01/14 (a)	270	256,500
8.00%, 11/15/14 (a)	225	231,750
Case Corp.
7.25%, 1/15/16	170	164,900
Case New Holland, Inc.
7.125%, 3/01/14	175	171,500
Crown Americas
7.625%, 11/15/13	155	158,100
L-3 Communications Corp.
5.875%, 1/15/15	130	124,475
Owens Brockway Glass Container, Inc.
6.75%, 12/01/14	205	203,975
Owens Corning, Inc.
6.50%, 12/01/16	75	62,175
7.00%, 12/01/36	95	68,694
Russell-Stanley Holdings, Inc.
9.00%, 11/30/08 (e)(f)(g)	36	4,566
Terex Corp.
8.00%, 11/15/17	52	51,740
United Rentals North America, Inc.
7.75%, 11/15/13	220	179,300

		2,270,124

Communications - Media - 8.5%
Allbritton Communications Co.
7.75%, 12/15/12	125	122,500
CCH I Holdings LLC
11.75%, 5/15/14	420	212,100
Clear Channel Communications, Inc.
5.50%, 9/15/14	238	171,360
CSC Holdings, Inc.
6.75%, 4/15/12	120	115,800
7.625%, 7/15/18	125	114,063
7.875%, 2/15/18	45	41,625

Dex Media West LLC
Series B
8.50%, 8/15/10	60	58,350
DirecTV Holdings LLC
6.375%, 6/15/15	216	201,420
EchoStar DBS Corp.
6.375%, 10/01/11	89	85,440
6.625%, 10/01/14	255	232,050
7.125%, 2/01/16	85	79,263
Intelsat Bermuda Ltd.
11.25%, 6/15/16	174	176,393
Intelsat Subsidiary Holding Co. Ltd.
8.625%, 1/15/15	135	136,012
Liberty Media Corp.
7.875%, 7/15/09	58	58,201
8.25%, 2/01/30	50	41,961
Quebecor Media, Inc.
7.75%, 3/15/16	230	209,875
Rainbow National Services LLC
10.375%, 9/01/14 (a)	30	31,800
RH Donnelley Corp.
Series A-2
6.875%, 1/15/13	128	78,080
Sirius Satellite Radio, Inc.
9.625%, 8/01/13	70	58,975
Univision Communications, Inc.
7.85%, 7/15/11	115	102,062
WDAC Subsidiary Corp.
8.375%, 12/01/14 (a)	70	49,000
WMG Holdings Corp.
9.50%, 12/15/14 (d)	333	173,160
XM Satellite Radio, Inc.
9.75%, 5/01/14	60	57,900

		2,607,390

Communications - Telecommunications - 4.7%
Alltel Corp.
7.875%, 7/01/32	170	112,200
American Tower Corp.
7.00%, 10/15/17 (a)	20	20,050
Citizens Communications Co.
6.25%, 1/15/13	210	190,050
Cricket Communications, Inc.
9.375%, 11/01/14	55	52,113
Digicel Ltd.
9.25%, 9/01/12 (a)	61	60,543
Inmarsat Finance PLC
7.625%, 6/30/12	45	44,888
10.375%, 11/15/12 (d)	155	150,350

Level 3 Financing, Inc.
9.25%, 11/01/14	135	110,362
Mobile Telesystems Finance SA
8.00%, 1/28/12 (a)	231	235,042
PanAmSat Corp.
9.00%, 8/15/14	143	144,072
Qwest Capital Funding, Inc.
7.25%, 2/15/11	100	95,000
Time Warner Telecom Holdings, Inc.
9.25%, 2/15/14	50	50,500
Windstream Corp.
8.125%, 8/01/13	88	86,460
8.625%, 8/01/16	77	75,652

		1,427,282

Consumer Cyclical - Automotive - 6.9%
Affinia Group, Inc.
9.00%, 11/30/14	85	73,419
Allison Transmission
11.00%, 11/01/15 (a)	15	13,050
Ford Motor Co.
7.45%, 7/16/31	364	240,240
Ford Motor Credit Co.
7.00%, 10/01/13	204	159,124
7.127%, 1/13/12 (b)	240	177,538
General Motors Acceptance Corp.
6.75%, 12/01/14	135	95,540
6.875%, 9/15/11	271	207,414
8.00%, 11/01/31	135	96,753
General Motors Corp.
8.25%, 7/15/23	350	245,000
8.375%, 7/15/33	320	225,600
The Goodyear Tire & Rubber Co.
9.00%, 7/01/15	130	137,475
Keystone Automotive Operations, Inc.
9.75%, 11/01/13	108	60,480
Lear Corp.
Series B
5.75%, 8/01/14	70	56,000
8.50%, 12/01/13	45	40,050
8.75%, 12/01/16	195	166,481
Visteon Corp.
7.00%, 3/10/14	165	104,362

		2,098,526

Consumer Cyclical - Other - 8.1%
Broder Brothers Co.
Series B
11.25%, 10/15/10	77	51,975
Greektown Holdings LLC
10.75%, 12/01/13 (a)	90	81,900
Harrah’s Operating Co., Inc.
5.625%, 6/01/15	117	67,860
5.75%, 10/01/17	16	8,880
6.50%, 6/01/16	237	140,422
10.75%, 2/01/16 (a)	160	134,800
Host Hotels & Resorts LP
6.875%, 11/01/14	45	42,863
Series Q
6.75%, 6/01/16	250	233,750
KB Home
7.75%, 2/01/10	125	119,531
Levi Strauss & Co.
8.875%, 4/01/16	63	60,165
MGM Mirage
6.625%, 7/15/15	302	262,740
7.625%, 1/15/17	55	50,050
8.375%, 2/01/11	280	280,700
Mohegan Tribal Gaming Auth
7.125%, 8/15/14	135	110,700
Six Flags, Inc.
9.625%, 6/01/14	115	64,975
Station Casinos, Inc.
6.625%, 3/15/18	270	149,850
Turning Stone Resort Casino Enterprise
9.125%, 12/15/10 (a)	117	113,490
Universal City Development Partners
11.75%, 4/01/10	120	123,300
Universal City Florida Holding Co.
8.375%, 5/01/10	60	58,800
William Lyon Homes, Inc.
10.75%, 4/01/13	112	58,240
Wynn Las Vegas Capital Corp.
6.625%, 12/01/14	260	250,250

		2,465,241

Consumer Cyclical - Retailers - 2.1%
Burlington Coat Factory Warehouse Corp.
11.125%, 4/15/14	55	42,487
Couche-Tard, Inc.
7.50%, 12/15/13	144	143,640
Dollar General Corp.
10.625%, 7/15/15	65	62,725
GSC Holdings Corp.
8.00%, 10/01/12	134	141,705

Michaels Stores, Inc.
10.00%, 11/01/14	50	43,750
Rite Aid Corp.
6.875%, 8/15/13	160	105,600
9.25%, 6/01/13	85	70,125
9.375%, 12/15/15	10	7,850
9.50%, 6/15/17	15	11,775

		629,657

Consumer Non-Cyclical - 6.2%
ARAMARK Corp.
8.50%, 2/01/15	105	105,262
DaVita, Inc.
7.25%, 3/15/15	75	73,125
Dole Food Co., Inc.
8.625%, 5/01/09	60	52,200
8.875%, 3/15/11	38	30,780
Elan Finance PLC/Elan Finance Corp.
7.75%, 11/15/11	225	209,250
Hanger Orthopedic Group, Inc.
10.25%, 6/01/14	80	80,400
HCA, Inc.
6.375%, 1/15/15	215	181,944
6.50%, 2/15/16	155	130,588
6.75%, 7/15/13	120	106,200
9.625%, 11/15/16 (h)	175	181,563
IASIS Healthcare Corp.
8.75%, 6/15/14	145	144,275
LVB Acquisition Merger Sub, Inc.
11.625%, 10/15/17 (a)	75	75,000
Select Medical Corp.
7.625%, 2/01/15	117	92,430
Spectrum Brands, Inc.
7.375%, 2/01/15	70	45,500
Stater Brothers Holdings
8.125%, 6/15/12	65	65,162
Tenet Healthcare Corp.
7.375%, 2/01/13	115	102,637
9.875%, 7/01/14	80	77,400
Viant Holdings, Inc.
10.125%, 7/15/17 (a)	85	68,850
Visant Corp.
7.625%, 10/01/12	80	77,800

		1,900,366

Energy - 2.5%
Chesapeake Energy Corp.
6.50%, 8/15/17	75	72,375
6.625%, 1/15/16	30	29,400
7.50%, 9/15/13	75	77,250
7.75%, 1/15/15	210	216,300
CIE Generale De Geophysique
7.50%, 5/15/15	85	86,275
7.75%, 5/15/17	15	15,225
Forest Oil Corp.
7.25%, 6/15/19	120	122,100
Hilcorp Energy I LP/Hilcorp Finance Co.
7.75%, 11/01/15 (a)	55	51,563
PetroHawk Energy Corp.
9.125%, 7/15/13	107	109,942

		780,430

Other Industrial - 0.8%
RBS Global, Inc. and Rexnord Corp.
9.50%, 8/01/14	85	79,475
11.75%, 8/01/16	60	51,900
Sensus Metering Systems, Inc.
8.625%, 12/15/13	125	118,750

		250,125

Services - 0.6%
Realogy Corp.
10.50%, 4/15/14	155	104,237
Travelport LLC
9.875%, 9/01/14	35	31,413
West Corp.
9.50%, 10/15/14	40	35,800

		171,450

Technology - 5.3%
Amkor Technology, Inc.
9.25%, 6/01/16	180	173,250
Avago Technologies Finance
10.125%, 12/01/13	110	116,050
CA, Inc.
4.75%, 12/01/09	110	110,729
First Data Corp.
9.875%, 9/24/15 (a)	94	77,315
Flextronics International Ltd.
6.50%, 5/15/13	175	167,125
Freescale Semiconductor, Inc.
8.875%, 12/15/14	290	226,925
10.125%, 12/15/16	105	70,875

Iron Mountain, Inc.
6.625%, 1/01/16	145	138,112
Nortel Networks Ltd.
10.125%, 7/15/13	125	114,375
NXP BV / NXP Funding LLC
7.008%, 10/15/13 (b)	90	74,250
9.50%, 10/15/15	40	32,900
Seagate Technology HDD Holding
6.375%, 10/01/11	119	117,513
Sungard Data Systems, Inc.
9.125%, 8/15/13	210	212,100

		1,631,519

Transportation - Airlines - 0.8%
AMR Corp.
9.00%, 8/01/12	131	96,940
Continental Airlines, Inc.
8.75%, 12/01/11	145	112,737
Series RJO3
7.875%, 7/02/18	42	35,345

		245,022

Transportation - Services - 0.9%
Avis Budget Car Rental
7.75%, 5/15/16	90	73,350
Hertz Corp.
8.875%, 1/01/14	105	99,488
10.50%, 1/01/16	100	93,625

		266,463

		18,920,632

Utility - 11.3%
Electric - 9.8%
The AES Corp.
7.75%, 3/01/14	250	251,563
8.00%, 10/15/17	110	111,375
8.75%, 5/15/13 (a)	35	36,400
Allegheny Energy Supply
8.25%, 4/15/12 (a)	175	189,000
Dynegy Holdings, Inc.
7.75%, 6/01/19	55	51,425
8.375%, 5/01/16	205	202,950
Dynegy Roseton/Danskammer Pass Through Trust
Series B
7.67%, 11/08/16	195	195,367
Edison Mission Energy
7.00%, 5/15/17	255	253,725
7.50%, 6/15/13	150	153,750
7.75%, 6/15/16	80	82,400
Energy Future Holdings Corp.
10.875%, 11/01/17 (a)	100	101,000

Mirant Americas Generation LLC
8.50%, 10/01/21	175	158,812
NRG Energy, Inc.
7.25%, 2/01/14	45	44,437
7.375%, 2/01/16 - 1/15/17	440	429,325
Reliant Energy, Inc.
7.625%, 6/15/14	120	119,100
7.875%, 6/15/17	155	154,225
Sierra Pacific Resources
8.625%, 3/15/14	80	84,005
Texas Competitive Electric Holdings Co. LLC
10.25%, 11/01/15 (a)	108	107,595
TXU Corp.
Series P
5.55%, 11/15/14	133	103,852
Series Q
6.50%, 11/15/24	234	166,158

		2,996,464

Natural Gas - 1.5%
El Paso Corp.
7.375%, 12/15/12	100	100,996
Enterprise Products Operating LP
8.375%, 8/01/66 (i)	305	296,875
Regency Energy Partners
8.375%, 12/15/13	50	51,000

		448,871

		3,445,335

Non Corporate Sectors - 11.1%
Derivatives - RACERS - 5.5%
Racers
Series 06-6-T
3.179%, 7/01/08 (a)(b)	1,950	1,679,160

Derivatives - Total Return Swaps - 5.6%
High Yield Total Return Trust
Series 2007-1
4.669%, 7/01/08 (a)(b)	1,950	1,722,876

		3,402,036

Financial Institutions - 1.2%
Finance - 0.9%
Countrywide Financial Corp.
6.25%, 5/15/16	74	60,042
Residential Capital LLC
8.375%, 6/30/10	175	87,937
8.50%, 4/17/13	125	60,625
8.875%, 6/30/15	140	67,900

		276,504

Insurance - 0.3%
Crum & Forster Holdings Corp.
7.75%, 5/01/17	95	90,013

		366,517

Total Corporates - Non-Investment Grades (cost $29,656,142)		26,134,520

CORPORATES - INVESTMENT GRADES - 8.8%
Industrial - 4.2%
Basic - 1.0%
United States Steel Corp.
7.00%, 2/01/18	80	78,143
Weyerhaeuser Co.
7.375%, 3/15/32	220	217,441

		295,584

Communications - Telecommunications - 1.1%
Nextel Communications, Inc.
Series D
7.375%, 8/01/15	140	107,800
Qwest Corp.
8.875%, 3/15/12	165	168,300
Sprint Capital Corp.
8.75%, 3/15/32	75	63,375

		339,475

Consumer Cyclical - Retailers - 0.5%
Limited Brands, Inc.
5.25%, 11/01/14	133	113,098
6.90%, 7/15/17	45	40,089

		153,187

Consumer Non-Cyclical - 1.6%
Cadbury Schweppes US Finance LLC
5.125%, 10/01/13 (a)	105	100,989
Reynolds American, Inc.
7.25%, 6/01/13	105	111,212
7.625%, 6/01/16	185	194,650
Ventas Realty LP/Ventas Capital Corp.
6.75%, 4/01/17	84	82,110

		488,961

		1,277,207

Financial Institutions - 3.5%
Banking - 0.1%
Royal Bank of Scotland Group PLC
7.648%, 9/30/31 (i)	36	34,359

Brokerage - 0.8%
The Bear Stearns Co., Inc.
5.55%, 1/22/17	129	115,176
Lehman Brothers Holdings, Inc.
5.75%, 1/03/17	155	140,025

		255,201

Finance - 1.6%
Capital One Financial Corp.
6.75%, 9/15/17	45	42,686
CIT Group, Inc.
5.125%, 9/30/14	150	114,166
5.40%, 1/30/16	35	27,696
Countrywide Financial Corp.
Series MTN
5.80%, 6/07/12	38	34,427
Countrywide Home Loans, Inc.
Series MTNL
4.00%, 3/22/11	4	3,567
iStar Financial, Inc.
5.15%, 3/01/12	175	129,500
SLM Corp.
4.50%, 7/26/10	90	73,847
5.125%, 8/27/12	90	69,438

		495,327

Insurance - 0.6%
Liberty Mutual Group, Inc.
7.80%, 3/15/37 (a)	80	67,181
MBIA, Inc.
5.70%, 12/01/34	200	125,216

		192,397

Other Finance - 0.4%
Aiful Corp.
6.00%, 12/12/11 (a)	125	115,932

		1,093,216

Utility - 1.1%
Natural Gas - 1.1%
Williams Cos, Inc.
7.625%, 7/15/19	207	220,972
7.875%, 9/01/21	105	113,794

		334,766

Total Corporates - Investment Grades (cost $2,811,989)		2,705,189

	Shares
NON-CONVERTIBLE - PREFERRED STOCKS - 0.8%
Non Corporate Sectors - 0.4%
Agencies - Government Sponsored - 0.4%
Federal Home Loan Mortgage Corp.
8.375%	2,400	58,560
Federal National Mortgage Association
8.25%	2,950	70,948

		129,508

Financial Institutions - 0.4%
REITS - 0.4%
Sovereign REIT
12.00% (a)	93	104,160

Total Non-Convertible - Preferred Stocks (cost $221,408)		233,668

	Principal Amount (000)
EMERGING MARKETS - CORPORATE BONDS - 0.5%
Industrial - 0.5%
Consumer Cyclical - Other - 0.5%
Royal Caribbean Cruises Ltd.
8.75%, 2/02/11 (cost $134,120)	$140	144,217

SHORT-TERM INVESTMENTS - 2.9%
Time Deposit - 2.9%
The Bank of New York
1.25%, 4/01/08 (cost $878,000)	878	878,000

Total Investments - 98.5%
(cost $33,701,659)		30,095,594
Other assets less liabilities - 1.5%		447,865

Net Assets - 100.0%		$30,543,459

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2008, the aggregate market value of these securities amounted to $6,714,469 or 22.0% of net assets.

(b)	Floating Rate Security. Stated interest rate was in effect at March 31, 2008.

(c)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at March 31, 2008.

(d)	Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.

(e)	Illiquid security, valued at fair value.

(f)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security, which represents 0.01% of net assets as of March 31, 2008, is considered illiquid and restricted.

Restricted Securities	Acquisition Date	Acquisition Cost	Market Value	Percentage of Net Assets
Russell-Stanley Holdings, Inc.
9.00%, 11/30/08	11/09/01-6/06/05	$463,798	$4,566	0.01%

(g)	Security is in default and is non-income producing.

(h)	Pay-In-Kind Payments (PIK).

(i)	Variable rate coupon, rate shown as of March 31, 2008.

Please note: The issuer classifications presented herein are based on the Lehman Brothers Fixed Income Indices developed by Lehman Brothers. The fund components are divided either into duration, country, bond ratings or corporate sectors as classified by Lehman Brothers.

ABVPS High Yield Fund

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2008:

Level	Investments in Securities	Other Financial Instruments*
Level 1	$129,508	$0
Level 2	26,388,143	0
Level 3	3,577,943	0

Total	$30,095,594	$0

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments In Securities	Other Financial Instruments
Balance as of 12/31/07	$3,862,030	$0
Accrued discounts /premiums	0	0
Realized gain	0	0	*
Change in unrealized appreciation/depreciation	(284,087)	0
Net purchases (sales)	0	0
Net transfers in and/or out of Level 3	0	0

Balance as of 3/31/08	$3,577,943	$0
Net change in unrealized appreciation/depreciation from Investments still held as of 3/31/08	$(284,087)	$0

*	The realized gain (loss) recognized during the period ended 3/31/08 for other financial instruments was $0.

AllianceBernstein Variable Products Series Fund

International Growth Portfolio

Portfolio of Investments

March 31, 2008 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 95.6%
Financials - 22.3%
Capital Markets - 9.7%
Credit Suisse Group	37,397	$1,904,177
Gottex Fund Management Holdings Ltd. (a)	38,391	1,619,759
ICAP PLC	158,970	1,796,485
Julius Baer Holding AG	56,304	4,156,058
Macquarie Group Ltd.	73,501	3,548,060
Man Group PLC	222,432	2,448,490
Partners Group	18,418	2,675,039
UBS AG (Swiss Virt-X)	41,669	1,213,320

		19,361,388

Commercial Banks - 9.4%
Banco Santander Central Hispano SA	296,024	5,897,409
Industrial & Commercial Bank of China Ltd.-Class H	3,615,000	2,545,842
Investimentos Itau SA	333,914	1,935,320
National Bank of Greece SA	72,943	3,840,258
Standard Chartered PLC	96,040	3,284,133
Turkiye Is Bankasi-Class C	341,283	1,269,817

		18,772,779

Diversified Financial Services - 1.5%
Bolsa De Mercadorias E Futuros	69,200	623,498
Deutsche Boerse AG	8,346	1,353,540
IG Group Holdings PLC	174,939	1,136,977

		3,114,015

Insurance - 1.7%
Assicurazioni Generali SpA	32,771	1,474,976
Prudential Corp. PLC	149,744	1,977,113

		3,452,089

		44,700,271

Materials - 14.7%
Chemicals - 2.5%
Bayer AG	20,871	1,673,015
Incitec Pivot Ltd.	26,112	3,376,113

		5,049,128

Metals & Mining - 12.2%
BHP Billiton PLC	63,693	1,875,994
Cia Vale do Rio Doce (ADR)	41,404	1,434,235
Cia Vale do Rio Doce (Sponsored) (ADR)	138,350	4,032,903

Equinox Minerals Ltd. (a)	381,448	1,813,499
Evraz Group SA (GDR) (b)	37,400	3,227,620
Fortescue Metals Group Ltd. (a)	234,972	1,403,090
Rio Tinto PLC	53,140	5,522,624
Xstrata PLC	71,398	5,000,770

		24,310,735

		29,359,863

Energy - 12.5%
Energy Equipment & Services - 3.4%
Schlumberger Ltd.	12,737	1,108,119
Tenaris SA (ADR)	44,200	2,203,370
WorleyParsons Ltd.	117,235	3,593,176

		6,904,665

Oil, Gas & Consumable Fuels - 9.1%
Addax Petroleum Corp.	46,880	1,861,133
China Shenhua Energy Co. Ltd.-Class H	531,500	2,152,402
Gazprom OAO (Sponsored) (ADR) (b)	77,021	3,928,071
Sasol Ltd.	108,504	5,225,637
StatoilHydro ASA	56,823	1,704,745
Total SA	44,047	3,263,191

		18,135,179

		25,039,844

Industrials - 10.5%
Aerospace & Defense - 1.7%
BAE Systems PLC	347,924	3,354,976

Commercial Services & Supplies - 0.6%
Capita Group PLC	91,604	1,234,244

Construction & Engineering - 0.9%
China Communications Construction Co. Ltd.-Class H	555,000	1,242,924
Orascom Construction Industries (GDR)	4,422	662,194

		1,905,118

Electrical Equipment - 1.0%
ABB Ltd.	74,301	2,002,574

Industrial Conglomerates - 1.0%
Siemens AG	18,699	2,043,884

Machinery - 2.4%
Atlas Copco AB-Class A	167,047	2,856,394
Komatsu Ltd.	66,700	1,877,998

		4,734,392

Trading Companies & Distributors - 2.9%
Mitsubishi Corp.	91,500	2,799,536
Mitsui & Co. Ltd.	144,000	2,954,969

		5,754,505

		21,029,693

Consumer Discretionary - 8.3%
Auto Components - 0.6%
Denso Corp.	33,900	1,105,158

Automobiles - 2.6%
DaimlerChrysler AG	21,760	1,862,727
Fiat SpA	60,600	1,404,174
Porsche Automobil Holding SE	5,850	1,072,664
Suzuki Motor Corp.	33,300	847,009

		5,186,574

Hotels, Restaurants & Leisure - 1.2%
Ctrip.com International Ltd. (ADR)	17,200	911,944
Ladbrokes PLC	132,265	818,209
OPAP, SA	21,136	753,810

		2,483,963

Household Durables - 1.0%
Gafisa SA (ADR)	19,200	640,512
Matsushita Electric Industrial Co. Ltd.	43,000	934,691
Urbi Desarrollos Urbanos SA de C.V. (a)	119,400	389,296

		1,964,499

Leisure Equipment & Products - 0.3%
Nikon Corp.	25,000	669,114

Media - 1.8%
Eutelsat Communications	67,497	1,844,611
SES Global (FDR)	38,001	808,728
WPP Group PLC	81,281	970,375

		3,623,714

Multiline Retail - 0.3%
Harvey Norman Holdings Ltd	167,182	600,221

Specialty Retail - 0.5%
Esprit Holdings Ltd.	77,369	938,820

		16,572,063

Telecommunication Services - 7.2%
Diversified Telecommunication Services - 2.3%
Global Village Telecom Holding SA (a)	36,000	676,629
Iliad SA	10,636	1,058,657
Telefonica SA	101,130	2,905,682

		4,640,968

Wireless Telecommunication Services - 4.9%
America Movil SAB de CV Series L (ADR)	26,300	1,675,047
Bharti Airtel Ltd. (a)	34,904	721,790
China Mobile Ltd.	48,271	725,258
MTN Group Ltd.	107,735	1,637,726
Turkcell Iletisim Hizmet AS (ADR)	38,300	800,087
Turkcell Iletisim Hizmet AS	0	3
Vimpel-Communications (ADR)	34,385	1,027,768
Vodafone Group PLC	1,072,594	3,188,189

		9,775,868

		14,416,836

Consumer Staples - 6.7%
Beverages - 1.2%
Central European Distribution Corp. (a)	14,700	855,393
Fomento Economico Mexicano SAB de CV (ADR)	20,668	863,509
Pernod-Ricard SA	6,688	689,084

		2,407,986

Food & Staples Retailing - 0.9%
Tesco PLC	244,377	1,841,761

Food Products - 2.1%
Nestle SA	8,341	4,169,187

Personal Products - 1.0%
L’Oreal SA	15,467	1,963,766

Tobacco - 1.5%
British American Tobacco PLC	41,358	1,553,393
ITC Ltd.	150,239	772,963
Japan Tobacco, Inc.	147	735,367

		3,061,723

		13,444,423

Health Care - 5.6%
Biotechnology - 0.6%
Basilea Pharmaceutica (a)	1,710	248,904
CSL Ltd./Australia	29,664	1,005,564

		1,254,468

Health Care Equipment & Supplies - 1.3%
Essilor International SA	27,919	1,824,639
Nobel Biocare Holding AG	3,114	725,188

		2,549,827

Health Care Providers & Services - 0.3%
Orpea (a)	10,491	635,720

Pharmaceuticals - 3.4%
Novartis AG	41,328	2,120,706
Roche Holding AG	15,228	2,870,020
Stada Arzneimittel AG	11,782	858,745
Teva Pharmaceutical Industries Ltd. (Sponsored) (ADR)	22,300	1,030,037

		6,879,508

		11,319,523

Information Technology - 5.4%
Communications Equipment - 1.4%
Nokia OYJ	66,255	2,091,706
Research In Motion (a)	6,461	726,953

		2,818,659

Computers & Peripherals - 0.5%
InnoLux Display Corp.	93,000	248,559
InnoLux Display Corp. (GDR) (a)(b)	126,127	663,428

		911,987

Electronic Equipment & Instruments - 0.7%
Nippon Electric Glass Co. Ltd.	87,000	1,366,322

IT Services - 0.3%
Cap Gemini SA	12,198	694,554

Office Electronics - 0.5%
Konica Minolta Holdings, Inc.	76,000	1,045,589

Semiconductors & Semiconductor Equipment - 1.3%
Advanced Semiconductor Engineering, Inc.	960,000	941,178
Elpida Memory, Inc. (a)	20,900	704,991
Tokyo Electron Ltd.	13,900	851,930

		2,498,099

Software - 0.7%
Nintendo Co. Ltd.	1,600	837,127
Shanda Interactive Entertainment Ltd. (Sponsored) (ADR) (a)	19,500	567,450

		1,404,577

		10,739,787

Utilities - 2.4%
Electric Utilities - 1.9%
CEZ	24,868	1,904,031
Cia Energetica de Minas Gerais (Sponsored) (ADR)	51,926	936,745
E.ON AG	5,020	936,281

		3,777,057

Independent Power Producers & Energy Traders - 0.5%
International Power PLC	119,426	944,289

		4,721,346

Total Common Stocks (cost $171,816,493)		191,343,649

WARRANTS - 1.0%
Financials - 1.0%
Commercial Banks - 1.0%
Sberbank-CLS, (Merrill Lynch) expiring 2/23/10 (a) (cost $2,711,359)	625	1,952,337

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 2.2%
Time Deposit - 2.2%
Bank of New York
1.25%, 4/01/08 (cost $4,554,000)	$4,554	4,554,000

Total Investments - 98.8% (cost $179,081,852)		197,849,986
Other assets less liabilities - 1.2%		2,330,504

Net Assets - 100.0%		$200,180,490

(a)	Non-income producing security.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2008, the aggregate market value of these securities amounted to $7,819,119 or 3.9% of net assets.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poor's. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR	American Depositary Receipt
FDR	Fiduciary Depositary Receipt
GDR	Global Depositary Receipt

Country Breakdown *

March 31, 2008 (unaudited)

Summary

18.7%	United Kingdom
12.0%	Switzerland
8.5%	Japan
6.8%	Australia
6.0%	France
5.2%	Brazil
5.1%	Russia
5.0%	Germany
4.4%	Spain
3.5%	South Africa
3.3%	China
2.3%	Greece
2.2%	Canada
14.7%	Other
2.3%	Short-Term Investments

100.0%	Total Investments

*	All data are as of March 31, 2008. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. ‘Other’ country weightings represents 2.2% or less in the following countries: Argentina, Cayman Islands, Czech Republic, Egypt, Finland, Hong Kong, India, Israel, Italy, Luxembourg, Mexico, Netherlands Antilles, Norway, Sweden, Taiwan, Turkey, United States.

VARP International Growth

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2008:

Level	Investments in Securities	Other Financial Instruments*
Level 1	$41,051,487		$-0-
Level 2	156,135,071		-0-
Level 3	663,428		(-0-)

Total	$197,849,986	$	(-0-)

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments In Securities	Other Financial Instruments
Balance as of 12/31/2007	$857,664	$	(-0-)
Accrued discounts /premiums	-0-		-0-
Realized gain (loss)	-0-		-0- *
Change in unrealized appreciation/depreciation	(194,236)		(-0-)
Net purchases (sales)	-0-		-0-
Net transfers in and/or out of Level 3	-0-		-0-

Balance as of 3/31/08	$663,428	$	(-0-)
Net change in unrealized appreciation/depreciation from Investments still held as of 3/31/08	$(194,236)		$-0-

*	The realized gain (loss) recognized during the period ended 3/31/08 for other financial instruments was $(-0-).

AllianceBernstein Variable Products Series

Fund

International Value Portfolio

Portfolio of Investments

March 31, 2008 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 96.9%
Financials - 34.4%
Capital Markets - 4.2%
Credit Suisse Group	972,800	$49,532,936
Deutsche Bank AG	629,900	71,487,615

		121,020,551

Commercial Banks - 17.6%
Bank Hapoalim BM	990,700	3,848,922
Barclays PLC	5,629,700	50,789,252
BNP Paribas SA	570,620	57,537,130
Credit Agricole SA	2,008,543	62,100,096
Hana Financial Group, Inc.	218,500	8,955,664
HBOS PLC	6,935,360	77,155,071
Kookmin Bank	247,600	13,897,179
Mitsubishi UFJ Financial Group, Inc.	6,751,200	59,058,325
Royal Bank of Scotland Group PLC (London Virt-X)	9,882,528	66,204,524
Societe Generale	390,631	38,223,016
Societe Generale-New (a)	97,657	9,397,064
Sumitomo Mitsui Financial Group, Inc.	8,348	55,454,223

		502,620,466

Consumer Finance - 1.4%
ORIX Corp.	285,120	39,322,705

Diversified Financial Services - 5.0%
Fortis (Euronext Brussels)	2,623,332	65,917,183
ING Groep NV	2,070,871	77,420,641

		143,337,824

Insurance - 6.2%
Allianz SE	383,300	75,973,447
Aviva PLC	2,515,285	30,840,823
Fondiaria-Sai SpA (ordinary shares)	372,337	15,436,038
Fondiaria-Sai SpA (saving shares)	51,100	1,384,159
Muenchener Rueckversicherungs AG	276,900	54,313,134

		177,947,601

Real Estate Management & Development - 0.0%
Leopalace21 Corp.	49,300	799,388

		985,048,535

Materials - 17.5%
Chemicals - 5.4%
BASF SE	738,800	99,759,675
Mitsubishi Chemical Holdings Corp.	5,846,500	38,940,038
Mitsui Chemicals, Inc.	2,457,000	16,473,155

		155,172,868

Construction Materials - 0.4%
Buzzi Unicem SpA	513,712	12,814,555

Metals & Mining - 10.8%
Antofagasta PLC	864,300	12,033,285
ArcelorMittal (Euronext Paris)	779,824	63,589,002
Cia Vale do Rio Doce (Sponsored) (ADR)	1,028,300	29,974,945
JFE Holdings, Inc.	1,773,400	79,325,591
Kazakhmys PLC	785,100	24,895,830
Nippon Steel Corp.	4,964,000	25,380,001
POSCO	57,800	27,668,737
Xstrata PLC	649,690	45,504,777

		308,372,168

Paper & Forest Products - 0.9%
Stora Enso Oyj-Class R	1,675,300	19,373,179
Svenska Cellulosa AB-Class B	344,400	6,279,440

		25,652,619

		502,012,210

Energy - 11.3%
Oil, Gas & Consumable Fuels - 11.3%
China Petroleum & Chemical Corp.-Class H	38,524,000	33,325,466
ENI SpA	1,753,500	59,688,150
LUKOIL (Sponsored) (ADR)	355,050	30,356,775
Petro-Canada	747,200	32,553,738
Royal Dutch Shell PLC-Class A	2,377,400	81,994,935
StatoilHydro ASA	1,840,400	55,213,776
Total SA	408,300	30,248,619

		323,381,459

Consumer Discretionary - 9.4%
Auto Components - 2.3%
Compagnie Generale des Etablissements Michelin-Class B	395,100	41,377,208
Hyundai Mobis	313,312	24,509,318

		65,886,526

Automobiles - 4.8%
Nissan Motor Co. Ltd.	7,711,000	64,647,443
Renault SA	656,000	72,613,136

		137,260,579

Household Durables - 1.2%
Sharp Corp.	1,807,000	31,015,197
Taylor Wimpey PLC	1,043,423	3,883,601

		34,898,798

Media - 1.1%
Lagardere SCA	408,000	30,574,793

		268,620,696

Information Technology - 6.4%
Computers & Peripherals - 3.3%
Asustek Computer, Inc.	5,459,000	16,080,613
Compal Electronics, Inc. (GDR) (b)	2,174,835	10,433,988
Fujitsu Ltd.	6,093,000	40,295,733
Toshiba Corp.	4,103,000	27,575,113

		94,385,447

Electronic Equipment & Instruments - 0.0%
AU Optronics Corp.	630	1,088

Semiconductors & Semiconductor Equipment - 3.1%
Hynix Semiconductor, Inc. (a)	1,012,200	28,542,234
Samsung Electronics Co., Ltd.	25,510	16,131,311
United Microelectronics Corp.	73,195,350	44,589,973

		89,263,518

		183,650,053

Utilities - 4.5%
Electric Utilities - 3.3%
E.ON AG	242,000	45,135,477
The Tokyo Electric Power Co.	1,890,800	50,861,876

		95,997,353

Multi-Utilities - 1.2%
RWE AG	267,820	33,081,153

		129,078,506

Industrials - 4.1%
Aerospace & Defense - 1.1%
BAE Systems PLC	3,426,500	33,041,199

Airlines - 1.4%
Air France-KLM	515,700	14,507,986
Deutsche Lufthansa AG	898,200	24,395,050

		38,903,036

Marine - 1.6%
Mitsui OSK Lines Ltd.	2,103,000	25,728,332
Nippon Yusen KK	2,000,000	18,963,520

		44,691,852

		116,636,087

Telecommunication Services - 3.6%
Diversified Telecommunication Services - 1.8%
China Netcom Group Corp. Ltd.	11,096,500	32,049,488
Nippon Telegraph & Telephone Corp.	4,377	18,959,422

		51,008,910

Wireless Telecommunication Services - 1.8%
Vodafone Group PLC	17,609,975	52,344,058

		103,352,968

Health Care - 3.0%
Pharmaceuticals - 3.0%
AstraZeneca PLC	334,700	12,554,534
GlaxoSmithKline PLC	1,511,200	31,965,045
Sanofi-Aventis SA	542,527	40,691,234

		85,210,813

Consumer Staples - 2.7%
Food & Staples Retailing - 1.6%
Koninklijke Ahold NV	2,966,540	44,037,544

Food Products - 1.1%
Associated British Foods PLC	1,826,000	31,717,106

		75,754,650

Total Common Stocks (cost $2,742,530,249)		2,772,745,977

NON-CONVERTIBLE - PREFERRED STOCKS - 0.5%
Information Technology - 0.5%
Semiconductors & Semiconductor Equipment - 0.5%
Samsung Electronics Co., Ltd. (cost $15,192,945)	33,400	15,134,920

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 1.2%
Time Deposit - 1.2%
The Bank of New York
1.25%, 4/01/08 (cost $34,041,000)	$34,041	34,041,000

Total Investments - 98.6% (cost $2,791,764,194)		2,821,921,897
Other assets less liabilities - 1.4%		40,198,304

Net Assets - 100.0%		$2,862,120,201

FINANCIAL FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at March 31, 2008	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
EURO STOXX 50 Index	415	June 2008	$22,071,578	$23,252,474	$1,180,896

(a)	Non-income producing security.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2008, the market value of this security amounted to $10,433,988 or 0.4% of net assets.

An amount equivalent to U.S. $196,555 has been segregated to collateralize margin requirements for the open futures contracts at March 31, 2008.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poor's. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt

Country Breakdown *

March 31, 2008 (unaudited)

Summary

21.0%	Japan
19.7%	United Kingdom
14.3%	Germany
14.1%	France
6.6%	Netherlands
4.8%	South Korea
3.2%	Italy
2.5%	Taiwan
2.3%	Belgium
2.3%	China
2.0%	Norway
1.7%	Switzerland
1.1%	Canada
3.2%	Other
1.2%	Short-Term Investments

100.0%	Total Investments

*	All data are as of March 31, 2008. The Fund's country breakdown is expressed as a percentage of total investments and may vary over time. ‘Other’ country weightings represents 1.1% or less in the following countries: Brazil, Finland, Israel, Russia, Sweden.

ABVPS International Value Fund

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2008:

Level	Investments in Securities	Other Financial Instruments*
Level 1	$176,305,511	$1,180,896
Level 2	2,645,616,386	0
Level 3	0	0

Total	$2,821,921,897	$1,180,896

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments In Securities	Other Financial Instruments
Balance as of 12/31/07	$0	$0
Accrued discounts /premiums	0	0
Realized gain	0	0	*
Change in unrealized appreciation/depreciation	0	0
Net purchases (sales)	0	0
Net transfers in and/or out of Level 3	0	0

Balance as of 3/31/08	$0	$0
Net change in unrealized appreciation/depreciation from Investments still held as of 3/31/08	$0	$0

*	The realized gain (loss) recognized during the period ended 3/31/08 for other financial instruments was $0.

AllianceBernstein Variable Products Series Fund

Large Cap Growth Portfolio

Portfolio of Investments

March 31, 2008 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 99.2%
Information Technology - 30.8%
Communications Equipment - 9.9%
Cisco Systems, Inc. (a)	1,081,300	$26,048,517
Nokia OYJ (Sponsored)-Class A (ADR)	450,000	14,323,500
Research In Motion Ltd. (a)	215,150	24,146,284

		64,518,301

Computers & Peripherals - 10.0%
Apple, Inc. (a)	276,260	39,643,310
Hewlett-Packard Co.	559,300	25,537,638

		65,180,948

Internet Software & Services - 5.7%
Google, Inc.-Class A (a)	84,150	37,065,551

Semiconductors & Semiconductor Equipment - 3.5%
Broadcom Corp.-Class A (a)	220,150	4,242,290
MEMC Electronic Materials, Inc. (a)	122,100	8,656,890
Nvidia Corp. (a)	519,800	10,286,842

		23,186,022

Software - 1.7%
Adobe Systems, Inc. (a)	82,110	2,922,295
Microsoft Corp.	219,900	6,240,762
VMware, Inc.-Class A (a)	48,650	2,083,193

		11,246,250

		201,197,072

Health Care - 22.0%
Biotechnology - 9.1%
Celgene Corp. (a)	290,200	17,786,358
Genentech, Inc. (a)	183,600	14,904,648
Gilead Sciences, Inc. (a)	519,600	26,774,988

		59,465,994

Health Care Equipment & Supplies - 4.5%
Alcon, Inc.	127,050	18,072,862
Becton Dickinson & Co.	29,200	2,506,820
Hologic, Inc. (a)	153,000	8,506,800

		29,086,482

Health Care Providers & Services - 2.5%
Medco Health Solutions, Inc. (a)	362,800	15,887,012

WellPoint, Inc. (a)	11,900	525,147

		16,412,159

Pharmaceuticals - 5.9%
Abbott Laboratories	437,500	24,128,125
Teva Pharmaceutical Industries Ltd. (Sponsored) (ADR)	310,200	14,328,138

		38,456,263

		143,420,898

Consumer Staples - 11.2%
Beverages - 2.8%
The Coca-Cola Co.	127,000	7,730,490
PepsiCo, Inc.	148,900	10,750,580

		18,481,070

Food & Staples Retailing - 2.2%
Costco Wholesale Corp.	129,800	8,433,106
Wal-Mart Stores, Inc.	113,900	6,000,252

		14,433,358

Food Products - 2.4%
WM Wrigley Jr Co.	245,000	15,395,800

Household Products - 2.8%
Colgate-Palmolive Co.	117,700	9,170,007
Procter & Gamble Co.	125,800	8,814,806

		17,984,813

Tobacco - 1.0%
Altria Group, Inc.	92,100	2,044,620
Philip Morris International, Inc. (a)	92,100	4,658,418

		6,703,038

		72,998,079

Industrials - 9.8%
Aerospace & Defense - 3.5%
Honeywell International, Inc.	349,250	19,704,685
Spirit Aerosystems Holdings, Inc.-Class A (a)	152,500	3,382,450

		23,087,135

Construction & Engineering - 1.6%
Fluor Corp.	75,500	10,657,580

Electrical Equipment - 0.9%
ABB Ltd. (Sponsored) (ADR)	68,900	1,854,788
Emerson Electric Co.	77,600	3,993,296

		5,848,084

Industrial Conglomerates - 1.5%
Textron, Inc.	170,100	9,426,942

Machinery - 2.3%
Deere & Co.	187,650	15,094,566

		64,114,307

Financials - 9.7%
Capital Markets - 4.1%
The Blackstone Group LP	191,800	3,045,784
Franklin Resources, Inc.	148,400	14,393,316
The Goldman Sachs Group, Inc.	58,660	9,701,777

		27,140,877

Diversified Financial Services - 5.0%
CME Group, Inc.-Class A	56,625	26,562,788
NYSE Euronext	95,100	5,868,621

		32,431,409

Thrifts & Mortgage Finance - 0.6%
Federal National Mortgage Association	155,200	4,084,864

		63,657,150

Energy - 7.9%
Energy Equipment & Services - 5.4%
Baker Hughes, Inc.	79,050	5,414,925
Cameron International Corp. (a)	151,200	6,295,968
Schlumberger Ltd.	269,900	23,481,300

		35,192,193

Oil, Gas & Consumable Fuels - 2.5%
EOG Resources, Inc.	138,600	16,632,000

		51,824,193

Materials - 5.6%
Chemicals - 5.2%
Air Products & Chemicals, Inc.	106,150	9,765,800
Monsanto Co.	218,165	24,325,398

		34,091,198

Metals & Mining - 0.4%
Freeport-McMoRan Copper & Gold, Inc.-Class B	24,300	2,338,146

		36,429,344

Consumer Discretionary - 1.8%
Hotels, Restaurants & Leisure - 0.9%
McDonald’s Corp.	68,800	3,836,976
Yum! Brands, Inc.	53,300	1,983,293

		5,820,269

Multiline Retail - 0.6%
Kohl’s Corp. (a)	54,900	2,354,661
Target Corp.	29,850	1,512,798

		3,867,459

Textiles, Apparel & Luxury Goods - 0.3%
Nike, Inc.-Class B	29,500	2,006,000

		11,693,728

Telecommunication Services - 0.4%
Wireless Telecommunication Services - 0.4%
America Movil SAB de CV Series L (ADR)	38,300	2,439,327

Total Common Stocks (cost $588,591,064)		647,774,098

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 0.3%
Time Deposit - 0.3%
Bank of New York
1.25%, 4/01/08 (cost $1,675,000)	$1,675	1,675,000

Total Investments - 99.5%
(cost $590,266,064)		649,449,098
Other assets less liabilities - 0.5%		3,399,561

Net Assets - 100.0%		$652,848,659

(a)	Non-income producing security.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR	-	American Depositary Receipt

ABVPS Large Cap Growth Fund

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2008:

Level	Investments in Securities	Other Financial Instruments*
Level 1	$647,774,098	$0
Level 2	1,675,000	0
Level 3	0	0

Total	$649,449,098	$0

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments In Securities	Other Financial Instruments
Balance as of 12/31/07	$0	$0
Accrued discounts /premiums	0	0
Realized gain (loss)	0	0	*
Change in unrealized appreciation/depreciation	0	0
Net purchases (sales)	0	0
Net transfers in and/or out of Level 3	0	0

Balance as of 3/31/08	$0	$0
Net change in unrealized appreciation/depreciation from Investments still held as of 3/31/08	$0	$0

*	The realized gain (loss) recognized during the period ended 3/31/08 for other financial instruments was $0.

AllianceBernstein Variable Products Series Fund

Money Market Portfolio

Portfolio of Investments

March 31, 2008 (unaudited)

	Yield*	Principal Amount (000)	U.S. $ Value
SHORT-TERM INVESTMENTS - 100.4%
Commercial Paper - 61.9%
AIG Funding, Inc.
6/11/08	2.39%	$450	$447,888
5/14/08	2.41%	450	448,710
4/17/08	2.81%	450	449,440
American Express Credit Corp.
6/25/08	3.01%	800	794,371
ASB Finance LTD
4/09/08 (a)	3.15%	450	449,688
Austin & NZ Banking Group
4/07/08 (a)	4.46%	600	599,559
Bank of America Corp.
6/19/08	2.78%	1,300	1,292,126
Bank of Ireland
5/08/08 (a)	3.03%	750	747,680
Banque Caisse Depargne
6/12/08	2.59%	1,400	1,392,804
Barclays US Funding LLC
5/13/08	2.55%	450	448,669
6/18/08	2.55%	950	944,782
BASF Ag
4/28/08 (a)	2.92%	900	898,042
Citigroup Funding Inc.
8/11/08	2.97%	500	494,647
6/03/08	2.98%	500	497,419
5/05/08	3.07%	450	448,704
Danske Corp.
4/18/08 (a)	2.67%	800	798,991
Dexia Delaware LLC
4/07/08	3.00%	850	849,576
DNB Nor Bank ASA
4/08/08 (a)	3.92%	700	699,472
General Electric Capital Corp.
6/09/08	2.66%	1,400	1,392,916
HSBC Finance Corp.
4/14/08	3.79%	700	699,052
ING Funding LLC
6/26/08	2.95%	800	794,420
JP Morgan
4/22/08	3.07%	800	798,577

Lloyds TSB Bank PLC
5/20/08	2.47%	1,300	1,295,647
Morgan Stanley
7/14/08	3.12%	400	396,441
8/07/08	3.12%	400	395,634
Nordea North America
5/12/08	2.51%	850	847,580
Pfizer Inc.
8/08/08 (a)	2.67%	750	742,932
7/07/08 (a)	2.68%	750	744,645
Prudential PLC
5/09/08 (a)	3.38%	1,400	1,395,049
San Paolo IMI US Fin Co.
4/09/08	4.28%	700	699,342
Santander Central Hispanano
6/13/08	2.67%	450	447,582
State Street Corp.
4/10/08	2.93%	1,450	1,448,941
Svenska Handelsbanken Inc.
4/16/08	3.80%	700	698,903
Swedbank
4/14/08	3.88%	700	699,029
Toyota Motor Credit
5/30/08	2.83%	1,400	1,393,553
Unicred Bank Ireland
5/15/08 (a)	3.49%	700	697,048
Wells Fargo & Company
4/29/08	2.48%	1,400	1,397,310
Westpac Trust
4/03/08 (a)	4.44%	600	599,854

			30,287,023

Certificate of Deposit - 18.0%
Bank of Nova Scotia
4/16/08	3.86%	850	850,021
Chase Bank USA
6/24/08	2.47%	600	600,000
Depfa Bank PLC
7/28/08	3.12%	400	400,000
5/28/08	3.17%	350	350,000
Deutsche Bank
6/18/08	2.80%	450	450,000
5/19/08	2.90%	400	400,000
PNC Bank
7/25/08	3.19%	750	750,000
Royal Bank of Scotland
4/21/08	4.75%	900	900,000
Societe Generale
8/04/08	3.02%	400	400,000
6/02/08	3.08%	450	450,000
Toronto Dominion Bank
5/23/08	2.65%	850	850,000

Union Bank Of California
6/23/08	2.95%	750	750,000
US Bank
6/24/08	2.47%	1,650	1,650,000

			8,800,021

U.S. Government & Government Sponsored Agency Obligations - 14.4%
Fannie Mae Discount Notes
5/02/08	2.07%	800	798,578
4/11/08	4.17%	850	849,027
Federal Home Loan Bank Discount Notes
4/01/08	1.50%	1,600	1,600,000
7/25/08	2.80%	1,500	1,486,775
4/02/08	4.14%	900	899,898
Federal Home Loan Mortgage Discount Note
4/30/08	3.74%	1,400	1,395,827

			7,030,105

Corporates - Investment Grades - 6.1%
K2 USA LLC
Series MTN
5/01/08 (a)(b)(c)	3.19%	1,000	1,000,000
Sigma Finance, Inc.
4/30/08 (a)(b)(c)	3.19%	1,000	1,000,000
World Savings Bank FSB
5/08/08 (c)	3.06%	1,000	1,000,029

			3,000,029

Total Investments - 100.4%
(cost $49,117,178)			49,117,178
Other assets less liabilities - (0.4)%			(206,123)

Net Assets - 100.0%			$48,911,055

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2008, the aggregate market value of these securities amounted to $10,372,960 or 21.2% of net assets.

(b)	Illiquid security, valued at fair value.

(c)	Floating Rate Security. Stated interest rate was in effect at March 31, 2008.

*	Represents annualized yield from date of purchase for discount securities, and stated interest rate for interest-bearing securities.

ABVPS Money Market Fund

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2008:

Level	Investments in Securities	Other Financial Instruments*
Level 1	$0	$0
Level 2	49,117,178	0
Level 3	0	0

Total	$49,117,178	$0

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments In Securities	Other Financial Instruments
Balance as of 12/31/07	$0	$0
Accrued discounts /premiums	0	0
Realized gain	0	0	*
Change in unrealized appreciation/depreciation	0	0
Net purchases (sales)	0	0
Net transfers in and/or out of Level 3	0	0

Balance as of 3/31/08	$0	$0
Net change in unrealized appreciation/depreciation from Investments still held as of 3/31/08	$0	$0

*	The realized gain (loss) recognized during the period ended 3/31/08 for other financial instruments was $0.

AllianceBernstein Variable Products Series Fund

Real Estate Investment Portfolio

Portfolio of Investments

March 31, 2008 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.9%
Equity:Other - 34.1%
Diversified/Specialty - 18.2%
Alexandria Real Estate Equities, Inc.	14,100	$1,307,352
BioMed Realty Trust, Inc.	13,800	329,682
Digital Realty Trust, Inc.	76,000	2,698,000
Entertainment Properties Trust	25,800	1,272,714
Plum Creek Timber Co., Inc. (REIT)	7,900	321,530
Rayonier, Inc.	67,700	2,940,888
Vornado Realty Trust	33,600	2,896,656

		11,766,822

Health Care - 13.9%
HCP, Inc.	44,700	1,511,307
Health Care REIT, Inc.	41,100	1,854,843
Nationwide Health Properties, Inc.	48,300	1,630,125
Omega Healthcare Investors, Inc.	49,500	859,320
Ventas, Inc.	69,400	3,116,754

		8,972,349

Triple Net - 2.0%
National Retail Properties, Inc.	60,200	1,327,410

		22,066,581

Retail - 26.6%
Regional Mall - 18.8%
General Growth Properties, Inc.	71,900	2,744,423
Macerich Co.	17,700	1,243,779
Simon Property Group, Inc.	66,800	6,206,388
Taubman Centers, Inc.	37,200	1,938,120

		12,132,710

Shopping Center/Other Retail - 7.8%
Federal Realty Investment Trust	13,000	1,013,350
Kimco Realty Corp.	50,300	1,970,251
Tanger Factory Outlet Centers	54,000	2,077,380

		5,060,981

		17,193,691

Residential - 16.9%
Multi-Family - 12.4%
Apartment Investment & Management Co.-Class A	26,817	960,317

AvalonBay Communities, Inc.	6,600	637,032
Equity Residential	66,700	2,767,383
Essex Property Trust, Inc.	3,700	421,726
Home Properties, Inc.	16,500	791,835
Mid-America Apartment Communities, Inc.	26,700	1,330,728
UDR, Inc.	46,700	1,145,084

		8,054,105

Self Storage - 4.5%
Extra Space Storage, Inc.	21,800	352,942
Public Storage	28,800	2,552,256

		2,905,198

		10,959,303

Industrial - 7.8%
Industrial Warehouse Distribution - 7.8%
First Industrial Realty Trust, Inc.	36,300	1,121,307
ProLogis	67,100	3,949,506

		5,070,813

Office - 6.9%
Boston Properties, Inc.	16,400	1,509,948
Brookfield Properties Corp.	52,250	1,008,947
Highwoods Properties, Inc.	42,600	1,323,582
SL Green Realty Corp.	7,700	627,319

		4,469,796

Lodging - 6.6%
Ashford Hospitality Trust, Inc.	52,400	297,632
DiamondRock Hospitality Co.	74,900	948,983
FelCor Lodging Trust, Inc.	18,500	222,555
Host Hotels & Resorts, Inc.	100,640	1,602,189
Strategic Hotels & Resorts, Inc.	42,900	563,277
Sunstone Hotel Investors, Inc.	39,200	627,592

		4,262,228

Total Common Stocks (cost $46,813,474)		64,022,412

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 1.1%
Time Deposit - 1.1%
Bank of New York
1.25%, 4/01/08 (cost $703,000)	$703	703,000

Total Investments - 100.0%
(cost $47,516,474)		64,725,412
Other assets less liabilities - 0.0%		8,370

Net Assets - 100.0%		$64,733,782

Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

ABVPS Real Estate Investment Trust Fund

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2008:

Level	Investments in Securities	Other Financial Instruments*
Level 1	$64,022,412	$0
Level 2	703,000	0
Level 3	0	0

Total	$64,725,412	$0

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments In Securities	Other Financial Instruments
Balance as of 12/31/07	$0	$0
Accrued discounts/premiums	0	0
Realized gain	0	0	*
Change in unrealized appreciation/depreciation	0	0
Net purchases (sales)	0	0
Net transfers in and/or out of Level 3	0	0

Balance as of 3/31/08	$0	$0
Net change in unrealized appreciation/depreciation from Investments still held as of 3/31/08	$0	$0

*	The realized gain (loss) recognized during the period ended 3/31/08 for other financial instruments was $0.

AllianceBernstein Variable Products Series Fund

Small Cap Growth Portfolio

Portfolio of Investments

March 31, 2008 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 97.9%
Information Technology - 25.3%
Communications Equipment - 4.2%
Dycom Industries, Inc. (a)	27,500	$330,275
Foundry Networks, Inc. (a)	50,100	580,158
Infinera Corp. (a)	49,000	588,000
Netgear, Inc. (a)	27,730	553,213

		2,051,646

Computers & Peripherals - 0.4%
3PAR, Inc. (a)	31,200	210,912

Internet Software & Services - 6.6%
comScore, Inc. (a)	24,600	493,476
Constant Contact, Inc. (a)	21,100	305,528
DealerTrack Holdings, Inc. (a)	26,100	527,742
Omniture, Inc. (a)	18,400	427,064
VistaPrint Ltd. (a)	26,200	915,690
Websense, Inc. (a)	28,400	532,500

		3,202,000

IT Services - 0.6%
CyberSource Corp. (a)	20,700	302,427

Semiconductors & Semiconductor Equipment - 4.8%
Hittite Microwave Corp. (a)	17,300	647,366
Integrated Device Technology, Inc. (a)	38,100	340,233
Intellon Corp. (a)	45,400	223,368
Monolithic Power Systems, Inc. (a)	21,300	375,519
ON Semiconductor Corp. (a)	35,100	199,368
Verigy Ltd. (a)	29,900	563,316

		2,349,170

Software - 8.7%
Blackbaud, Inc.	26,020	631,766
Commvault Systems, Inc. (a)	47,500	589,000
Informatica Corp. (a)	34,110	581,917
MICROS Systems, Inc. (a)	15,900	535,194
Synchronoss Technologies, Inc. (a)	27,580	552,427
Taleo Corp.-Class A (a)	21,100	409,340
THQ, Inc. (a)	27,950	609,310

Ultimate Software Group, Inc. (a)	11,300	339,678

		4,248,632

		12,364,787

Consumer Discretionary - 19.8%
Distributors - 1.6%
LKQ Corp. (a)	35,120	789,146

Diversified Consumer Services - 4.6%
American Public Education, Inc. (a)	15,100	458,587
Bright Horizons Family Solutions, Inc. (a)	16,900	727,376
K12, Inc. (a)	19,010	372,406
Strayer Education, Inc.	4,500	686,250

		2,244,619

Hotels, Restaurants & Leisure - 6.4%
Great Wolf Resorts, Inc. (a)	50,000	319,000
Home Inns & Hotels Management, Inc. (ADR) (a)	8,900	175,241
Life Time Fitness, Inc. (a)	10,700	333,947
Orient-Express Hotels Ltd.-Class A	11,500	496,340
Red Robin Gourmet Burgers, Inc. (a)	17,150	644,326
Sonic Corp. (a)	28,400	625,936
Texas Roadhouse, Inc.-Class A (a)	52,600	515,480

		3,110,270

Internet & Catalog Retail - 1.1%
NetFlix, Inc. (a)	15,700	544,005

Media - 2.7%
Morningstar, Inc. (a)	11,000	674,850
National CineMedia, Inc.	29,700	667,656

		1,342,506

Specialty Retail - 2.6%
Citi Trends, Inc. (a)	25,800	476,010
Dick’s Sporting Goods, Inc. (a)	15,800	423,124
J. Crew Group, Inc. (a)	8,600	379,862

		1,278,996

Textiles Apparel & Luxury Goods - 0.8%
Lululemon Athletica, Inc. (a)	13,000	369,590

		9,679,132

Health Care - 19.1%
Biotechnology - 3.9%
Acorda Therapeutics, Inc. (a)	6,600	118,470
Alexion Pharmaceuticals, Inc. (a)	10,300	610,790
Allos Therapeutics, Inc. (a)	28,200	171,456
Cougar Biotechnology, Inc. (a)	9,000	189,000
Genomic Health, Inc. (a)	18,100	341,909
OSI Pharmaceuticals, Inc. (a)	8,500	317,815
Savient Pharmaceuticals, Inc. (a)	7,100	142,000

		1,891,440

Health Care Equipment & Supplies - 7.7%
Abaxis, Inc. (a)	20,100	465,717
ArthroCare Corp. (a)	13,900	463,565
Hansen Medical, Inc. (a)	29,220	410,833
Insulet Corp. (a)	17,800	256,320
Masimo Corp. (a)	10,700	278,200
Meridian Bioscience, Inc.	21,850	730,445
NuVasive, Inc. (a)	17,800	614,278
TomoTherapy, Inc. (a)	38,400	551,040

		3,770,398

Health Care Providers & Services - 1.9%
HealthExtras, Inc. (a)	20,100	499,284
LHC Group, Inc. (a)	23,800	399,840

		899,124

Health Care Technology - 1.6%
MedAssets, Inc. (a)	14,600	216,372
Trizetto Group (a)	34,000	567,460

		783,832

Life Sciences Tools & Services - 3.0%
AMAG Pharmaceuticals, Inc. (a)	12,000	485,160
Icon PLC SP (ADR) (a)	10,600	687,834
WuXi PharmaTech Cayman, Inc. (ADR) (a)	13,400	299,624

		1,472,618

Pharmaceuticals - 1.0%
Alexza Pharmaceuticals, Inc. (a)	21,700	149,296
Auxilium Pharmaceuticals, Inc. (a)	4,700	125,678
Jazz Pharmaceuticals, Inc. (a)	10,300	92,906
XenoPort, Inc. (a)	3,400	137,598

		505,478

		9,322,890

Industrials - 18.2%
Aerospace & Defense - 1.4%
Hexcel Corp. (a)	36,700	701,337

Commercial Services & Supplies - 3.2%
Duff & Phelps Corp.-Class A (a)	8,900	160,111
FTI Consulting, Inc. (a)	10,700	760,128
Stericycle, Inc. (a)	12,580	647,870

		1,568,109

Construction & Engineering - 0.9%
Granite Construction, Inc.	12,900	421,959

Electrical Equipment - 2.2%
Baldor Electric Co.	24,500	686,000
EnerSys (a)	15,600	373,152

		1,059,152

Machinery - 7.8%
Actuant Corp.-Class A	5,900	178,239
Astec Industries, Inc. (a)	16,800	651,168

Bucyrus International, Inc.-Class A	4,100	416,765
Chart Industries, Inc. (a)	15,500	524,520
IDEX Corp.	26,755	821,111
Kaydon Corp.	10,400	456,664
RBC Bearings, Inc. (a)	21,200	787,156

		3,835,623

Marine - 1.6%
Kirby Corp. (a)	13,700	780,900

Trading Companies & Distributors - 1.1%
MSC Industrial Direct Co.-Class A	12,900	545,025

		8,912,105

Energy - 10.6%
Energy Equipment & Services - 6.7%
Complete Production Services, Inc. (a)	33,000	757,020
Core Laboratories NV (a)	4,884	582,661
Dril-Quip, Inc. (a)	11,600	539,052
T-3 Energy Services, Inc.-Class 3 (a)	8,100	344,736
Tesco Corp. (a)	18,900	452,655
W-H Energy Services, Inc.-Class H (a)	8,500	585,225

		3,261,349

Oil, Gas & Consumable Fuels - 3.9%
Bill Barrett Corp. (a)	12,600	595,350
BPZ Resources, Inc. (a)	7,700	167,321
Carrizo Oil & Gas, Inc. (a)	6,900	408,963
EXCO Resources, Inc. (a)	20,400	377,400
Penn Virginia Corp.	8,500	374,765

		1,923,799

		5,185,148

Financials - 4.4%
Capital Markets - 4.4%
Affiliated Managers Group, Inc. (a)	5,600	508,144
Greenhill & Co., Inc.	10,100	702,556
MF Global Ltd. (a)	30,400	301,264
optionsXpress Holdings, Inc.	19,480	403,431
Stifel Financial Corp. (a)	5,100	228,990

		2,144,385

Materials - 0.3%
Chemicals - 0.3%
Calgon Carbon Corp. (a)	11,600	174,580

Telecommunication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Cbeyond, Inc. (a)	5,130	96,393

Total Common Stocks (cost $46,863,933)		47,879,420

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 2.5%
Time Deposit - 2.5%
Bank of New York
1.25%, 4/01/08 (cost $1,227,000)	$1,227	1,227,000

Total Investments - 100.4%
(cost $48,090,933)		49,106,420
Other assets less liabilities - (0.4)%		(215,696)

Net Assets - 100.0%		$48,890,724

(a)	Non-income producing security.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR	-	American Depositary Receipt

ABVPS Small Cap Growth Fund

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2008:

Level	Investments in Securities	Other Financial Instruments*
Level 1	$47,879,420	$0
Level 2	1,227,000	0
Level 3	0	0

Total	$49,106,420	$0

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments In Securities	Other Financial Instruments
Balance as of 12/31/07	$0	$0
Accrued discounts /premiums	0	0
Realized gain (loss)	0	0	*
Change in unrealized appreciation/depreciation	0	0
Net purchases (sales)	0	0
Net transfers in and/or out of Level 3	0	0

Balance as of 3/31/08	$0	$0
Net change in unrealized appreciation/depreciation from Investments still held as of 3/31/08	$0	$0

*	The realized gain (loss) recognized during the period ended 3/31/08 for other financial instruments was $0.

AllianceBernstein Variable Products Series Fund

Small-Mid Cap Value Portfolio

Portfolio of Investments

March 31, 2008 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.1%
Industrials - 22.5%
Aerospace & Defense - 0.7%
Goodrich Corp.	50,600	$2,910,006	382388106

Airlines - 1.5%
Alaska Air Group, Inc. (a)	109,700	2,152,314	011659109
Continental Airlines, Inc.-Class B (a)	94,700	1,821,081	210795308
Skywest, Inc.	109,500	2,312,640	830879102

		6,286,035

Commercial Services & Supplies - 2.9%
IKON Office Solutions, Inc.	447,500	3,401,000	451713101
Kelly Services, Inc.-Class A	171,500	3,526,040	488152208
United Stationers, Inc. (a)	98,795	4,712,521	913004107

		11,639,561

Electrical Equipment - 4.1%
Acuity Brands, Inc.	72,500	3,113,875	00508Y102
Cooper Industries Ltd.-Class A	84,400	3,388,660	G24182100
EnerSys (a)	217,450	5,201,404	29275Y102
Regal-Beloit Corp.	129,200	4,732,596	758750103

		16,436,535

Machinery - 6.3%
AGCO Corp. (a)	73,700	4,413,156	001084102
Briggs & Stratton Corp.	170,900	3,059,110	109043109
Kennametal, Inc.	157,600	4,638,168	489170100
Mueller Industries, Inc.	145,900	4,209,215	624756102
SPX Corp.	45,200	4,741,480	784635104
Terex Corp. (a)	71,000	4,437,500	880779103

		25,498,629

Road & Rail - 5.7%
Arkansas Best Corp.	127,000	4,046,220	040790107
Avis Budget Group, Inc. (a)	280,600	2,979,972	053774105
Con-way, Inc.	115,625	5,721,125	205944101
Ryder System, Inc.	99,000	6,030,090	783549108
Werner Enterprises, Inc.	245,100	4,549,056	950755108

		23,326,463

Trading Companies & Distributors - 1.3%
GATX Corp.	138,200	5,399,474	361448103

		91,496,703

Financials - 22.5%
Commercial Banks - 6.9%
Central Pacific Financial Corp.	206,400	3,890,640	154760102
The South Financial Group, Inc.	321,200	4,773,032	837841105
Susquehanna Bancshares, Inc.	218,600	4,452,882	869099101
Trustmark Corp.	224,306	4,997,538	898402102
UnionBanCal Corp.	45,900	2,252,772	908906100
Webster Financial Corp.	171,600	4,782,492	947890109
Whitney Holding Corp.	116,500	2,888,035	966612103

		28,037,391

Insurance - 9.0%
Arch Capital Group Ltd. (a)	114,200	7,842,114	G0450A105
Aspen Insurance Holdings, Ltd.	229,400	6,051,572	G05384105
Fidelity National Financial, Inc.-Class A	231,000	4,234,230	31620R105
Old Republic International Corp.	286,875	3,703,556	680223104
PartnerRe Ltd.	17,700	1,350,510	G6852T105
Platinum Underwriters Holdings, Ltd.	199,000	6,459,540	G7127P100
RenaissanceRe Holdings Ltd.	33,600	1,744,176	G7496G103
StanCorp Financial Group, Inc.	107,400	5,124,054	852891100

		36,509,752

Real Estate Investment Trusts (REITs) - 3.7%
Ashford Hospitality Trust, Inc.	211,000	1,198,480	044103109
Digital Realty Trust, Inc.	104,800	3,720,400	253868103
FelCor Lodging Trust, Inc.	119,300	1,435,179	31430F101
Mid-America Apartment Communities, Inc.	60,000	2,990,400	59522J103
Strategic Hotels & Resorts, Inc.	85,500	1,122,615	86272T106
Tanger Factory Outlet Centers	63,600	2,446,692	875465106
Taubman Centers, Inc.	40,300	2,099,630	876664103

		15,013,396

Thrifts & Mortgage Finance - 2.9%
Astoria Financial Corp.	163,200	4,432,512	046265104
First Niagara Financial Group, Inc.	146,800	1,995,012	33582V108
Provident Financial Services, Inc.	366,100	5,176,654	74386T105

		11,604,178

		91,164,717

Materials - 11.5%
Chemicals - 5.8%
Ashland, Inc.	120,825	5,715,022	044209104
Cytec Industries, Inc.	97,300	5,239,605	232820100
Lubrizol Corp.	38,100	2,114,931	549271104
Methanex Corp.	112,700	2,949,359	2654416
Rockwood Holdings, Inc. (a)	216,200	7,084,874	774415103
Westlake Chemical Corp.	24,900	324,945	960413102

		23,428,736

Containers & Packaging - 2.0%
Aptargroup, Inc.	75,900	2,954,787	038336103
Silgan Holdings, Inc.	68,400	3,394,692	827048109
Sonoco Products Co.	66,800	1,912,484	835495102

		8,261,963

Metals & Mining - 3.7%
Commercial Metals Co.	164,100	4,918,077	201723103
Quanex Corp.	105,800	5,474,092	747620102
Reliance Steel & Aluminum Co.	42,100	2,520,106	759509102
Steel Dynamics, Inc.	61,400	2,028,656	858119100

		14,940,931

		46,631,630

Consumer Staples - 10.8%
Beverages - 1.8%
Molson Coors Brewing Co.-Class B	139,100	7,312,487	60871R209

Food & Staples Retailing - 4.7%
Performance Food Group Co. (a)	211,100	6,898,748	713755106
Ruddick Corp.	212,500	7,832,750	781258108
Supervalu, Inc.	152,400	4,568,952	868536103

		19,300,450

Food Products - 2.2%
Corn Products International, Inc.	35,000	1,299,900	219023108
Del Monte Foods Co.	334,900	3,191,597	24522P103
Smithfield Foods, Inc. (a)	78,500	2,022,160	832248108
Tyson Foods, Inc.-Class A	143,500	2,288,825	902494103

		8,802,482

Tobacco - 2.1%
Universal Corp.	129,200	8,466,476	913456109

		43,881,895

Information Technology - 8.2%
Communications Equipment - 0.9%
CommScope, Inc. (a)	104,700	3,646,701	203372107

Electronic Equipment & Instruments - 4.6%
Arrow Electronics, Inc. (a)	127,700	4,297,105	042735100
Checkpoint Systems, Inc. (a)	121,500	3,262,275	162825103
Flextronics International Ltd. (a)	32,852	308,480	Y2573F102
Ingram Micro, Inc.-Class A (a)	112,800	1,785,624	457153104
Insight Enterprises, Inc. (a)	114,100	1,996,750	45765U103
Sanmina-SCI Corp. (a)	411,679	666,920	800907107
Tech Data Corp. (a)	93,300	3,060,240	878237106
Vishay Intertechnology, Inc. (a)	351,000	3,180,060	928298108

		18,557,454

Semiconductors & Semiconductor Equipment - 2.7%
Amkor Technology, Inc. (a)	266,900	2,855,830	031652100
Siliconware Precision Industries Co. (Sponsored) (ADR)	243,774	2,047,702	827084864
Spansion, Inc.-Class A (a)	240,000	660,000	84649R101
Teradyne, Inc. (a)	159,600	1,982,232	880770102
Zoran Corp. (a)	255,900	3,495,594	98975F101

		11,041,358

		33,245,513

Consumer Discretionary - 7.6%
Auto Components - 2.9%
ArvinMeritor, Inc.	333,200	4,168,332	043353101
Autoliv, Inc.	38,500	1,932,700	052800109
TRW Automotive Holdings Corp. (a)	245,100	5,727,987	87264S106

		11,829,019

Automobiles - 0.5%
Thor Industries, Inc.	65,300	1,943,981	885160101

Hotels Restaurants & Leisure - 0.4%
Papa John’s International, Inc. (a)	69,900	1,692,279	698813102

Household Durables - 0.9%
Furniture Brands International, Inc.	186,000	2,176,200	360921100
KB Home	52,000	1,285,960	48666K109

		3,462,160

Leisure Equipment & Products - 0.7%
Brunswick Corp.	181,600	2,900,152	117043109

Multiline Retail - 0.7%
Big Lots, Inc. (a)	61,100	1,362,530	089302103
Dillard’s, Inc.-Class A	79,100	1,361,311	254067101

		2,723,841

Specialty Retail - 0.9%
AutoNation, Inc. (a)	215,849	3,231,260	05329W102
Office Depot, Inc. (a)	55,000	607,750	676220106

		3,839,010

Textiles Apparel & Luxury Goods - 0.6%
Jones Apparel Group, Inc.	139,700	1,874,774	480074103
VF Corp.	8,400	651,084	918204108

		2,525,858

		30,916,300

Utilities - 6.5%
Electric Utilities - 1.6%
Allegheny Energy, Inc.	40,500	2,045,250	017361106
Northeast Utilities	188,500	4,625,790	664397106

		6,671,040

Gas Utilities - 1.0%
Atmos Energy Corp.	158,800	4,049,400	049560105

Independent Power Producers & Energy Traders - 2.3%
Constellation Energy Group, Inc.	36,600	3,230,682	210371100
Reliant Energy, Inc. (a)	255,700	6,047,305	75952B105

		9,277,987

Multi-Utilities - 1.6%
Puget Energy, Inc.	81,600	2,110,992	745310102
Wisconsin Energy Corp.	96,200	4,231,838	976657106

		6,342,830

		26,341,257

Health Care - 4.4%
Health Care Providers & Services - 3.0%
Apria Healthcare Group, Inc. (a)	98,100	1,937,475	037933108
LifePoint Hospitals, Inc. (a)	106,945	2,937,779	53219L109
Molina Healthcare, Inc. (a)	162,925	3,978,629	60855R100
Omnicare, Inc.	78,500	1,425,560	681904108
Universal Health Services, Inc.-Class B	37,800	2,029,482	913903100

		12,308,925

Life Sciences Tools & Services - 1.4%
PerkinElmer, Inc.	229,300	5,560,525	714046109

		17,869,450

Energy - 4.1%
Energy Equipment & Services - 3.0%
Exterran Holdings, Inc. (a)	26,300	1,697,402	30225X103
Helmerich & Payne, Inc.	44,700	2,095,089	423452101
Oil States International, Inc. (a)	137,300	6,152,413	678026105
Rowan Cos., Inc.	52,900	2,178,422	779382100

		12,123,326

Oil, Gas & Consumable Fuels - 1.1%
Hess Corp.	49,200	4,338,456	42809H107

		16,461,782

Total Common Stocks (cost $405,554,430)		398,009,247

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 2.4%
Time Deposit - 2.4%
The Bank of New York
1.25%, 4/01/08 (cost $9,941,000)	$9,941	9,941,000	BNY040108

Total Investments - 100.5% (cost $415,495,430)		407,950,247
Other assets less liabilities - (0.5)%		(2212886)

Net Assets - 100.0%		$405,737,361

(a)	Non-income producing security.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR	-	American Depositary Receipt

ABVPS Small/Mid Cap Value Fund

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2008:

Level	Investments in Securities	Other Financial Instruments*
Level 1	$398,009,247	$0
Level 2	9,941,000	0
Level 3	0	0

Total	$407,950,247	$0

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments In Securities	Other Financial Instruments
Balance as of 12/31/07	$0	$0
Accrued discounts /premiums	0	0
Realized gain (loss)	0	0	*
Change in unrealized appreciation/depreciation	0	0
Net purchases (sales)	0	0
Net transfers in and/or out of Level 3	0	0

Balance as of 3/31/08	$0	$0
Net change in unrealized appreciation/depreciation from Investments still held as of 3/31/08	$0	$0

*	The realized gain (loss) recognized during the period ended 3/31/08 for other financial instruments was $0.

AllianceBernstein Variable Products Series Fund

U.S. Government/High Grade Securities Portfolio

Portfolio of Investments

March 31, 2008 (unaudited)

	Principal Amount (000)	U.S. $ Value
CORPORATES - INVESTMENT GRADES - 36.4%
Industrial - 18.3%
Basic - 2.8%
Alcoa, Inc.
6.50%, 6/01/11	$80	$84,032
BHP Billiton Finance USA Ltd.
7.25%, 3/01/16	157	172,468
Dow Chemical Co.
5.75%, 12/15/08	220	223,243
5.97%, 1/15/09	200	203,804
7.375%, 11/01/29	20	21,456
ICI Wilmington, Inc.
4.375%, 12/01/08	225	226,165
International Paper Co.
5.30%, 4/01/15	190	176,938
Lubrizol Corp.
4.625%, 10/01/09	120	120,437
Packaging Corp. of America
5.75%, 8/01/13	155	156,279
Ppg Industries Inc
5.75%, 3/15/13	190	196,009
Southern Copper Corp.
7.50%, 7/27/35	195	199,956
United States Steel Corp.
6.65%, 6/01/37	239	202,027
Westvaco Corp.
8.20%, 1/15/30	50	51,391
Weyerhaeuser Co.
5.95%, 11/01/08	175	177,670
7.375%, 3/15/32	230	227,325

		2,439,200

Capital Goods - 2.0%
Brookfield Asset Management
8.125%, 12/15/08	215	220,767
Caterpillar Financial Services
4.50%, 6/15/09	115	116,282

CRH America, Inc.
6.95%, 3/15/12	215	225,307
Hutchison Whampoa International Ltd.
7.45%, 11/24/33 (a)	185	190,066
Illinois Tool Works, Inc.
5.75%, 3/01/09	87	89,203
John Deere Capital Corp.
4.875%, 3/16/09	225	227,944
6.00%, 2/15/09	220	224,787
Textron Financial Corp.
5.125%, 11/01/10	100	104,010
Tyco International Group SA
6.00%, 11/15/13	155	155,646
Waste Management, Inc.
6.875%, 5/15/09	205	210,305

		1,764,317

Communications - Media - 1.8%
British Sky Broadcasting Group PLC
6.875%, 2/23/09	100	102,635
BSKYB Finance UK PLC
5.625%, 10/15/15 (a)	170	169,944
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22	125	152,135
Comcast Cable Communications LLC
6.875%, 6/15/09	250	258,153
News America Holdings, Inc.
6.55%, 3/15/33	100	98,070
RR Donnelley & Sons Co.
4.95%, 4/01/14	65	59,759
5.50%, 5/15/15	185	168,885
TCI Communications, Inc.
7.875%, 2/15/26	210	221,271
Time Warner Entertainment Co.
8.375%, 3/15/23	235	260,404
WPP Finance Corp.
5.875%, 6/15/14	120	119,836

		1,611,092

Communications - Telecommunications - 4.3%
America Movil SAB de CV
5.75%, 1/15/15	230	232,678
AT&T Corp.
8.00%, 11/15/31	20	23,370
British Telecommunications PLC
8.625%, 12/15/10	310	340,927
Embarq Corp.
6.738%, 6/01/13	20	19,340
7.082%, 6/01/16	355	336,092

New Cingular Wireless Services, Inc.
8.75%, 3/01/31	105	127,427
Pacific Bell Telephone Co.
6.625%, 10/15/34	280	268,960
Qwest Corp.
7.50%, 10/01/14	225	219,375
8.875%, 3/15/12	200	204,000
Sprint Capital Corp.
6.875%, 11/15/28	235	175,075
8.375%, 3/15/12	365	337,625
Telecom Italia Capital SA
4.00%, 11/15/08 - 1/15/10	500	491,671
6.375%, 11/15/33	40	34,975
Telefonos de Mexico SAB de CV
4.50%, 11/19/08	203	203,033
US Cellular Corp.
6.70%, 12/15/33	250	216,366
Verizon Communications, Inc.
4.90%, 9/15/15	115	111,304
Verizon New Jersey, Inc.
Series A
5.875%, 1/17/12	170	175,251
Vodafone Group PLC
5.50%, 6/15/11	200	203,392

		3,720,861

Consumer Cyclical - Automotive - 0.4%
Daimler Finance North America LLC
4.875%, 6/15/10	110	110,664
Toyota Motor Credit Corp.
5.50%, 12/15/08	220	222,303

		332,967

Consumer Cyclical - Other - 0.6%
Starwood Hotels & Resorts Worldwide, Inc.
7.375%, 11/15/15	179	174,172
7.875%, 5/01/12	187	195,266
Toll Brothers Finance Corp.
5.15%, 5/15/15	40	36,180
6.875%, 11/15/12	95	95,380

		500,998

Consumer Non-Cyclical - 3.6%
Abbott Laboratories
3.50%, 2/17/09	109	109,344
5.375%, 5/15/09	215	219,921
Bunge Ltd Finance Corp.
4.375%, 12/15/08	225	226,223
5.10%, 7/15/15	71	70,410

Cadbury Schweppes US Finance LLC
5.125%, 10/01/13 (a)	245	235,640
ConAgra Foods, Inc.
7.875%, 9/15/10	102	111,433
Fisher Scientific International, Inc.
6.125%, 7/01/15	230	229,065
6.75%, 8/15/14	171	174,416
Fortune Brands, Inc.
4.875%, 12/01/13	230	220,122
5.125%, 1/15/11	115	115,133
Kraft Foods, Inc.
4.125%, 11/12/09	415	415,778
5.25%, 10/01/13	220	219,997
The Kroger Co.
6.80%, 12/15/18	75	80,723
Reynolds American, Inc.
7.625%, 6/01/16	210	220,954
Safeway, Inc.
4.125%, 11/01/08	108	108,369
Tyson Foods, Inc.
6.85%, 4/01/16	220	220,266
Wyeth
5.50%, 2/01/14	141	146,049

		3,123,843

Energy - 1.6%
Amerada Hess Corp.
7.875%, 10/01/29	165	195,812
Canadian Natural Resources Ltd.
5.15%, 2/01/13	60	61,207
ConocoPhillips
6.375%, 3/30/09	95	97,620
Gaz Capital SA
6.212%, 11/22/16 (a)	460	426,291
Statoilhydro Asa
6.36%, 1/15/09	66	67,583
Valero Energy Corp.
6.875%, 4/15/12	180	193,488
Vastar Resources, Inc.
6.50%, 4/01/09	215	221,920
Weatherford International Ltd.
5.15%, 3/15/13	80	80,069
6.00%, 3/15/18	35	35,182

		1,379,172

Technology - 1.1%
Computer Sciences Corp.
5.50%, 3/15/13 (a)	115	115,386

Electronic Data Systems Corp.
7.45%, 10/15/29	90	85,127
Series B
6.50%, 8/01/13	281	278,521
International Business Machines Corp.
4.375%, 6/01/09	90	91,889
5.375%, 2/01/09	98	99,862
Motorola, Inc.
6.50%, 9/01/25	125	102,646
7.50%, 5/15/25	25	21,806
7.625%, 11/15/10	22	22,800
Xerox Corp.
7.625%, 6/15/13	40	41,355
9.75%, 1/15/09	146	151,694

		1,011,086

Transportation - Railroads - 0.1%
Norfolk Southern Corp.
6.20%, 4/15/09	110	113,216

		15,996,752

Financial Institutions - 15.0%
Banking - 6.7%
Bank of America Corp.
3.375%, 2/17/09	20	20,008
5.875%, 2/15/09	220	224,649
BankAmerica Capital II
Series 2
8.00%, 12/15/26	98	100,832
Barclays Bank PLC
8.55%, 6/15/11 (a)(b)	365	381,662
Citicorp, Inc.
Series MTNF
6.375%, 11/15/08	43	43,845
Citigroup, Inc.
3.625%, 2/09/09	230	229,398
6.20%, 3/15/09	180	183,017
Compass Bank
5.50%, 4/01/20	250	222,128
Credit Suisse USA, Inc.
3.875%, 1/15/09	195	194,932
Deutsche Bank Financial, Inc.
7.50%, 4/25/09	215	222,764
Huntington National Bank
4.375%, 1/15/10	250	246,962
JP Morgan & Co. Inc/Old
6.00%, 1/15/09	150	152,525
JP Morgan Chase & Co.
6.75%, 2/01/11	285	302,615

Marshall & Ilsley Bank
5.00%, 1/17/17	175	155,761
Marshall & Ilsley Corp.
4.375%, 8/01/09	175	172,129
5.626%, 8/17/09	105	105,078
MUFG Capital Finance 1 Ltd.
6.346%, 7/25/16 (b)	105	85,564
National City Bank of Pennsylvania
6.25%, 3/15/11	250	240,007
RBS Capital Trust III
5.512%, 9/30/14 (b)	335	275,173
Regions Financial Corp
6.375%, 5/15/12	215	217,432
Resona Preferred Global Securities
7.191%, 7/30/15 (a)(b)	135	117,899
Royal Bank of Scotland Group PLC
7.648%, 9/30/31 (b)	115	109,759
Sovereign Bank
5.125%, 3/15/13	250	227,079
Standard Chartered PLC
6.409%, 1/30/17 (a)(b)	100	82,156
UBS Preferred Funding Trust I
8.622%, 10/01/10 (b)	180	178,680
UFJ Finance Aruba AEC
6.75%, 7/15/13	240	266,970
Union Bank of California
5.95%, 5/11/16	250	244,183
Union Planters Corp.
7.75%, 3/01/11	143	150,342
US Bancorp
5.30%, 4/28/09	220	224,079
Wachovia Capital Trust III
5.80%, 3/15/11 (b)	180	128,250
Wachovia Corp.
3.625%, 2/17/09	225	224,299
Washington Mutual, Inc.
4.20%, 1/15/10	18	15,120
Zions Bancorporation
5.50%, 11/16/15	105	93,969

		5,839,266

Brokerage - 2.0%
Bear Stearns Co., Inc.
5.30%, 10/30/15	100	93,874
5.70%, 11/15/14	145	139,506
7.625%, 12/07/09	215	213,005

The Goldman Sachs Group, Inc.
3.875%, 1/15/09	177	177,324
4.75%, 7/15/13	125	121,549
5.125%, 1/15/15	105	102,070
7.35%, 10/01/09	48	50,467
Lehman Brothers Holdings, Inc.
6.00%, 5/03/32 (b)	225	179,780
6.20%, 9/26/14	75	73,974
6.50%, 7/19/17	75	71,223
7.875%, 11/01/09	43	43,684
Merrill Lynch & Co., Inc.
6.00%, 2/17/09	175	175,356
6.11%, 1/29/37	250	197,602
Series MTNC
4.125%, 1/15/09	66	65,185

		1,704,599

Finance - 3.1%
American Express Centurion
4.375%, 7/30/09	250	250,435
American Express Co.
4.75%, 6/17/09	98	98,306
American General Finance Corp.
4.625%, 5/15/09	225	223,195
Capital One Bank
4.25%, 12/01/08	225	221,761
5.00%, 6/15/09	100	98,595
6.50%, 6/13/13	140	132,144
Capital One Financial Corp.
5.50%, 6/01/15	42	36,916
CIT Group, Inc.
5.125%, 9/30/14	45	34,250
5.65%, 2/13/17	240	186,107
7.625%, 11/30/12	185	153,760
Countrywide Financial Corp.
Series MTN
5.80%, 6/07/12	191	173,044
General Electric Capital Corp.
4.375%, 11/21/11	35	35,617
6.75%, 3/15/32	20	21,362
Household Finance Corp.
4.125%, 12/15/08	45	44,946
HSBC Finance Corp.
7.00%, 5/15/12	115	119,279
International Lease Finance Corp.
6.375%, 3/15/09	220	222,601
iStar Financial, Inc.
5.15%, 3/01/12	145	107,300
Series B
5.95%, 10/15/13	230	167,900

SLM Corp.
5.375%, 1/15/13	250	191,593
5.45%, 4/25/11	235	188,949

		2,708,060

Insurance - 2.3%
Aegon NV
4.75%, 6/01/13	35	34,264
The Allstate Corp.
6.125%, 5/15/37 (b)	215	197,970
Allstate Life Global Funding Trust
Series 04-1
4.50%, 5/29/09	97	98,155
Assurant, Inc.
5.625%, 2/15/14	70	68,753
Genworth Financial, Inc.
4.75%, 6/15/09	83	83,391
5.231%, 5/16/09	225	226,968
Hartford Financial Services Group, Inc.
6.10%, 10/01/41	205	181,272
Humana, Inc.
6.30%, 8/01/18	215	213,689
Liberty Mutual Group, Inc.
5.75%, 3/15/14 (a)	145	149,807
Prudential Financial, Inc.
5.15%, 1/15/13	130	129,803
UnitedHealth Group, Inc.
4.125%, 8/15/09	82	81,263
5.25%, 3/15/11	95	96,912
WellPoint, Inc.
4.25%, 12/15/09	72	71,882
XL Capital Ltd.
5.25%, 9/15/14	235	214,048
6.25%, 5/15/27	200	161,341

		2,009,518

REITS - 0.9%
ERP Operating LP
5.25%, 9/15/14	230	213,407
HCP, Inc.
5.95%, 9/15/11	225	218,143
Simon Property Group LP
5.00%, 3/01/12	220	214,174
5.625%, 8/15/14	165	159,054

		804,778

		13,066,221

Utility - 3.1%
Electric - 2.0%
Carolina Power & Light Co.
6.50%, 7/15/12	215	231,582
Consumers Energy Co.
Series C
4.25%, 4/15/08	130	129,999
Exelon Corp.
6.75%, 5/01/11	95	100,243
FirstEnergy Corp.
Series B
6.45%, 11/15/11	95	99,442
Series C
7.375%, 11/15/31	105	114,219
MidAmerican Energy Holdings Co.
5.875%, 10/01/12	135	142,657
Nisource Finance Corp.
7.875%, 11/15/10	110	119,576
Pacific Gas & Electric Co.
4.80%, 3/01/14	215	216,863
Progress Energy, Inc.
7.10%, 3/01/11	73	78,579
Public Service Company of Colorado
Series 10
7.875%, 10/01/12	100	115,272
SPI Electricity & Gas Australia Holdings Pty Ltd.
6.15%, 11/15/13 (a)	235	244,948
Wisconsin Energy Corp.
6.25%, 5/15/67 (b)	204	182,029

		1,775,409

Natural Gas - 1.1%
Duke Energy Field Services Corp.
7.875%, 8/16/10	70	75,043
Energy Transfer Partners LP
6.125%, 2/15/17	230	223,782
6.625%, 10/15/36	245	227,191
Enterprise Products Operating LP
Series B
5.60%, 10/15/14	95	95,050
TransCanada Pipelines Ltd.
6.35%, 5/15/67 (b)	235	207,713
Williams Cos, Inc.
8.125%, 3/15/12	79	86,308

		915,087

		2,690,496

Total Corporates - Investment Grades (cost $32,435,320)		31,753,469

MORTGAGE PASS-THRU’S - 24.3%
Agency Fixed Rate 30-Year - 21.6%
Federal Gold Loan Mortgage Corp.
Series 2005
4.50%, 8/01/35 - 10/01/35	1,287	1,241,363
Series 2007
5.50%, 7/01/35	332	336,139
7.00%, 2/01/37	947	994,356
Federal National Mortgage Association
Series 2003
5.00%, 11/01/33	331	328,681
5.50%, 4/01/33 - 7/01/33	1,375	1,392,702
Series 2004
5.50%, 4/01/34 - 11/01/34	1,138	1,151,861
6.00%, 9/01/34	671	689,552
Series 2005
4.50%, 8/01/35	991	956,524
5.50%, 2/01/35	1,362	1,379,681
Series 2006
5.00%, 2/01/36	2,333	2,312,956
6.50%, 9/01/36	1,408	1,459,144
Series 2007
4.50%, 9/01/35 - 8/01/37	1,177	1,137,864
5.00%, 7/01/36	366	363,090
5.50%, 11/01/36	1,194	1,207,407
6.50%, 9/01/37	924	957,358
Series 2008
5.50%, 3/01/37	2,812	2,847,577

		18,756,255

Agency ARMS - 2.7%
Federal Home Loan Mortgage Corp.
Series 2007
5.689%, 12/01/37 (c)	146	148,613
6.053%, 4/01/37 (c)	415	426,705
6.098%, 1/01/37 (c)	251	257,831
Federal National Mortgage Association
Series 2006
5.85%, 11/01/36 (c)	693	713,704
Series 2007
6.033%, 2/01/37 (c)	404	416,120
6.04%, 3/01/37 (c)	402	414,120

		2,377,093

Total Mortgage Pass-Thru’s (cost $20,727,705)		21,133,348

COMMERCIAL MORTGAGE-BACKED SECURITIES - 12.4%
Non-Agency Fixed Rate CMBS - 12.4%
Banc of America Commercial Mortgage, Inc.
Series 2001-PB1, Class A2
5.787%, 5/11/35	321	323,421
Series 2004-4, Class A3
4.128%, 7/10/42	410	410,000
Series 2004-6, Class A2
4.161%, 12/10/42	525	516,085
Series 2005-6, Class A4
5.181%, 9/10/47	470	464,501
Series 2006-5, Class A4
5.414%, 9/10/47	455	440,671
Bear Stearns Commercial Mortgage Securities, Inc.
Series 2005-PWR7, Class A3
5.116%, 2/11/41	505	500,192
Series 2005-T18, Class A4
4.933%, 2/13/42	530	511,994
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-CK2, Class A2
3.861%, 3/15/36	58	56,917
Credit Suisse Mortgage Capital Certificates
Series 2006-C5, Class A3
5.311%, 12/15/39	225	218,551
GE Capital Commercial Mortgage Corp.
Series 2005-C3, Class A3FX
4.863%, 7/10/45	455	447,063
Greenwich Capital Commercial Funding Corp.
Series 2003-C1, Class A4
4.111%, 7/05/35	450	416,661
Series 2005-GG3, Class A2
4.305%, 8/10/42	530	522,849
GS Mortgage Securities Corp. II
Series 2004-GG2, Class A6
5.396%, 8/10/38	300	299,845
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2004-C1, Class A2
4.302%, 1/15/38	95	93,972
Series 2005-LDP3, Class A2
4.851%, 8/15/42	405	396,858
Series 2005-LDP4, Class A2
4.79%, 10/15/42	465	455,431
Series 2005-LDP5, Class A2
5.198%, 12/15/44	360	353,848
Series 2006-CB17, Class A4
5.429%, 12/12/43	420	411,490

JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2005-LDP1, Class A4
5.038%, 3/15/46	550	517,716
LB-UBS Commercial Mortgage Trust
Series 2003-C3, Class A4
4.166%, 5/15/32	430	411,266
Series 2004-C4, Class A4
5.125%, 6/15/29	830	835,258
Series 2004-C8, Class A2
4.201%, 12/15/29	420	412,814
Series 2005-C1, Class A4
4.742%, 2/15/30	365	350,582
Series 2005-C7, Class A4
5.197%, 11/15/30	340	336,019
Series 2006-C6, Class A4
5.372%, 9/15/39	475	457,854
Morgan Stanley Capital I
Series 2005-T17, Class A5
4.78%, 12/13/41	655	640,151

Total Commercial Mortgage-Backed Securities (cost $10,974,574)		10,802,009

GOVERNMENTS - TREASURIES - 5.4%
Treasuries - 5.4%
U.S. Treasury Bonds
4.50%, 2/15/36	1,455	1,503,083
U.S. Treasury Notes
2.125%, 1/31/10	1,110	1,119,453
3.625%, 12/31/12	1,965	2,070,466

Total Governments - Treasuries (cost $4,618,791)		4,693,002

CMOS - 2.9%
Non-Agency ARMS - 1.8%
Bear Stearns Alt-A Trust
Series 2006-3, Class 22A1
6.213%, 5/25/36 (b)	175	113,541
Series 2007-1, Class 21A1
5.731%, 1/25/47 (b)	251	175,531
Citigroup Mortgage Loan Trust, Inc.
Series 2005-2, Class 1A4
5.11%, 5/25/35 (b)	461	442,879
Series 2006-AR1, Class 3A1
5.50%, 3/25/36 (c)	538	421,114

Indymac Index Mortgage Loan Trust
Series 2006-AR7, Class 4A1
6.22%, 5/25/36 (b)	235	160,992
Residential Funding Mortgage Securities, Inc.
Series 2005-SA3, Class 3A
5.242%, 8/25/35 (b)	299	289,440

		1,603,497

Non-Agency Floating Rate - 1.0%
Countrywide Alternative Loan Trust
Series 2005-62, Class 2A1
5.236%, 12/25/35 (c)	154	105,937
Series 2007-OA3, Class M1
2.909%, 4/25/47 (c)(d)	145	41,994
JPMorgan Alternative Loan Trust
Series 2006-A3, Class 2A1
6.067%, 7/25/36 (b)	466	326,464
Washington Mutual Mortgage Pass Through
Series 2007-OA1, Class A1A
5.026%, 2/25/47 (c)	365	250,725
Series 2007-OA3, Class B1
3.049%, 4/25/47 (c)(d)	449	114,694

		839,814

Agency Floating Rate - 0.1%
Fannie Mae Grantor Trust
Series 2004-T5, Class AB4
3.292%, 5/28/35 (c)	50	50,021

Total CMOs (cost $3,582,657)		2,493,332

ASSET-BACKED SECURITIES - 2.7%
Home Equity Loans - Floating Rate - 1.7%
Asset Backed Funding Certificates
Series 2003-WF1, Class A2
3.885%, 12/25/32 (c)	136	130,867
Bear Stearns Asset Backed Securities, Inc.
Series 2005-SD1, Class 1A1
2.749%, 4/25/22 (c)	0	129
Credit-Based Asset Servicing & Securities, Inc.
Series 2005-CB7, Class AF2
5.147%, 11/25/35 (e)	101	100,075
GE-WMC Mortgage Securities LLC
Series 2005-2, Class A2B
2.769%, 12/25/35 (c)	184	181,428
HFC Home Equity Loan Asset Backed Certificates
Series 2005-3, Class A1
2.796%, 1/20/35 (c)	162	136,407

Home Equity Asset Trust
Series 2007-2, Class M1
3.029%, 7/25/37 (c)	475	113,630
Home Equity Mortgage Trust
Series 2006-1, Class A2
5.30%, 5/25/36 (e)	120	38,413
Indymac Residential Asset Backed Trust
Series 2006-D, Class 2A2
2.709%, 11/25/36 (c)	490	459,222
Option One Mortgage Loan Trust
Series 2007-2, Class M1
2.959%, 3/25/37 (c)	160	33,043
RAAC Series
Series 2006-SP3, Class A1
2.679%, 8/25/36 (c)	81	78,501
Residential Asset Mortgage Products, Inc.
Series 2005-RS3, Class AIA2
2.769%, 3/25/35 (c)	72	63,845
Series 2005-RZ1, Class A2
2.799%, 4/25/35 (c)	108	97,286
Saxon Asset Securities Trust
Series 2005-4, Class A2B
2.779%, 11/25/37 (c)	16	16,095
Specialty Underwriting & Residential Finance
Series 2006-BC1, Class A2A
2.679%, 12/25/36 (c)	23	22,626

		1,471,567

Home Equity Loans - Fixed Rate - 0.9%
Citifinancial Mortgage Securities, Inc.
Series 2003-1, Class AFPT
3.36%, 1/25/33	116	91,580
Countrywide Asset-Backed Certificates
Series 2007-S1, Class A3
5.81%, 11/25/36	475	318,886
Credit-Based Asset Servicing & Securities, Inc.
Series 2003-CB1, Class AF
3.45%, 1/25/33	252	222,793
Home Equity Mortgage Trust
Series 2005-4, Class A3
4.742%, 1/25/36	86	81,956
Residential Funding Mortgage Securities II, Inc.
Series 2005-HI2, Class A3
4.46%, 5/25/35	84	83,550

		798,765

Other ABS - Fixed Rate - 0.1%
DB Master Finance, LLC
Series 2006-1, Class A2
5.779%, 6/20/31 (a)	100	89,000

Autos - Fixed Rate - 0.0%
Capital One Prime Auto Receivables Trust
Series 2005-1, Class A3
4.32%, 8/15/09	17	16,724

Total Asset-Backed Securities (cost $3,250,865)		2,376,056

INFLATION-LINKED SECURITIES - 2.3%
U.S. Treasury Notes
2.375%, 4/15/11 (TIPS) (cost $1,839,847)	1,861	1,999,132

AGENCIES - 2.1%
Agency Debentures - 2.1%
Fannie Mae
6.25%, 5/15/29	850	1,002,076
6.625%, 11/15/30	135	167,045
Freddie Mac
5.50%, 8/23/17	565	626,037

Total Agencies (cost $1,793,604)		1,795,158

GOVERNMENTS - SOVEREIGN BONDS - 1.8%
United Mexican States
5.625%, 1/15/17	256	268,961
Russian Federation
7.50%, 3/31/30 (a)(e)	1,103	1,270,754

Total Governments - Sovereign Bonds (cost $1,343,512)		1,539,715

QUASI-SOVEREIGNS - 0.2%
Quasi-Sovereign Bonds - 0.2%
Rshb Captl (russ Ag Bk)
6.299%, 5/15/17 (a) (cost $213,642)	230	212,681

SUPRANATIONALS - 0.1%
European Investment Bank
4.875%, 2/15/36 (cost $109,785)	110	110,865

GOVERNMENTS - SOVEREIGN AGENCIES - 0.1%
Landwirtschaftliche Rentenbank
5.125%, 2/01/17 (cost $72,301)	70	76,732

CORPORATES - NON-INVESTMENT GRADES - 0.0%
Financial Institutions - 0.0%
Finance - 0.0%
Countrywide Financial Corp.
6.25%, 5/15/16 (cost $27,504)	28	22,719

SHORT-TERM INVESTMENTS - 12.0%
Time Deposit - 10.5%
The Bank of New York
1.25%, 4/01/08	9,096	9,096,000

Agency Discount Notes - 1.5%
Federal Home Loan Bank Discount Notes
Zero Coupon, 4/25/08	1,345	1,343,162

Total Short-Term Investments (cost $10,439,162)		10,439,162

Total Investments - 102.7% (cost $91,429,269)		89,447,380
Other assets less liabilities - (2.7)%		(2,339,856)

Net Assets - 100.0%		$87,107,524

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio		Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
Lehman Brothers	$1,500	12/04/11	BMA	*	4.8504%	$117,135
Lehman Brothers	1,000	3/02/16	BMA	*	5.0625%	85,741
Lehman Brothers	6,025	11/28/17	BMA	*	4.7225%	409,166

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2008, the aggregate market value of these securities amounted to $3,686,234 or 4.2% of net assets.

(b)	Variable rate coupon, rate shown as of March 31, 2008.

(c)	Floating Rate Security. Stated interest rate was in effect at March 31, 2008.

(d)	Illiquid security, valued at fair value. (See note A)

(e)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at March 31, 2008.

*	Variable interest rate based on the Securities Industry & Financial Markets Association, formerly the Bond Market Association (BMA).

The fund currently owns investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of March 31, 2008, the fund’s total exposure to subprime investments was 5.08%. These investments are valued in accordance with the fund's Valuation Policies.

Glossary:

TIPS	-	Treasury Inflation Protected Security

ABVPS U.S. Government High Grade Securities Fund

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2008:

Level	Investments in Securities	Other Financial Instruments*
Level 1	$0	$0
Level 2	82,842,319	509,735
Level 3	6,605,061	0

Total	$89,447,380	$509,735

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments In Securities	Other Financial Instruments
Balance as of 12/31/07	$8,616,044	$0
Accrued discounts /premiums	22,727	0
Realized gain	63,814	0	*
Change in unrealized appreciation/depreciation	(1,155,765)	0
Net purchases (sales)	(941,759)	0
Net transfers in and/or out of Level 3	0	0

Balance as of 3/31/08	$6,605,061	$0
Net change in unrealized appreciation/depreciation from Investments still held as of 3/31/08	$(1,155,765)	$0

*	The realized gain (loss) recognized during the period ended 3/31/08 for other financial instruments was $0.

AllianceBernstein Variable Products Series Fund

U.S. Large Cap Blended Style Portfolio

Portfolio of Investments

March 31, 2008 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 100.4%
Financials - 19.5%
Capital Markets - 3.4%
The Blackstone Group LP	2,050	$32,554
Deutsche Bank AG	375	42,394
Franklin Resources, Inc.	1,655	160,518
The Goldman Sachs Group, Inc.	700	115,773
Merrill Lynch & Co., Inc.	1,200	48,888
Morgan Stanley	2,000	91,400

		491,527

Commercial Banks - 1.6%
Comerica, Inc.	900	31,572
Fifth Third Bancorp	1,700	35,564
Keycorp	600	13,170
SunTrust Banks, Inc.	135	7,444
U.S. Bancorp	800	25,888
Wachovia Corp.	1,300	35,100
Wells Fargo & Co.	2,800	81,480

		230,218

Consumer Finance - 0.4%
Discover Financial Services	3,400	55,658

Diversified Financial Services - 7.0%
Bank of America Corp.	6,400	242,624
CIT Group, Inc.	1,400	16,590
Citigroup, Inc.	7,600	162,792
CME Group, Inc.-Class A	630	295,533
JPMorgan Chase & Co.	5,100	219,045
NYSE Euronext	1,035	63,870

		1,000,454

Insurance - 5.8%
ACE Ltd.	1,100	60,566
Allstate Corp.	1,500	72,090
American International Group, Inc.	3,300	142,725
Chubb Corp.	275	13,607
Everest Re Group Ltd.	475	42,527
Genworth Financial, Inc.-Class A	2,400	54,336
Hartford Financial Services Group, Inc.	900	68,193
MetLife, Inc.	1,500	90,390

Old Republic International Corp.	1,800	23,238
RenaissanceRe Holdings Ltd.	800	41,528
Safeco Corp.	500	21,940
Torchmark Corp.	600	36,066
The Travelers Cos, Inc.	2,000	95,700
Unum Group	2,100	46,221
XL Capital Ltd.-Class A	600	17,730

		826,857

Thrifts & Mortgage Finance - 1.3%
Federal Home Loan Mortgage Corp.	2,100	53,172
Federal National Mortgage Association	4,350	114,492
Washington Mutual, Inc.	1,600	16,480

		184,144

		2,788,858

Information Technology - 17.4%
Communications Equipment - 5.0%
Cisco Systems, Inc. (a)	12,025	289,682
Nokia OYJ (Sponsored)-Class A (ADR)	5,000	159,150
Research In Motion Ltd. (a)	2,365	265,424

		714,256

Computers & Peripherals - 5.6%
Apple, Inc. (a)	3,080	441,980
Dell, Inc. (a)	1,100	21,912
Hewlett-Packard Co.	6,220	284,005
International Business Machines Corp.	200	23,028
Lexmark International, Inc.-Class A (a)	900	27,648

		798,573

Electronic Equipment & Instruments - 1.2%
Arrow Electronics, Inc. (a)	1,000	33,650
Avnet, Inc. (a)	1,200	39,276
Flextronics International Ltd. (a)	5,509	51,730
Ingram Micro, Inc.-Class A (a)	1,300	20,579
Sanmina-SCI Corp. (a)	3,000	4,860
Tech Data Corp. (a)	500	16,400
Tyco Electronics Ltd.	300	10,296

		176,791

Internet Software & Services - 2.9%
Google, Inc.-Class A (a)	935	411,839

IT Services - 0.0%
Electronic Data Systems Corp.	500	8,325

Semiconductors & Semiconductor Equipment - 1.8%
Broadcom Corp.-Class A (a)	2,437	46,961
MEMC Electronic Materials, Inc. (a)	1,370	97,133
Nvidia Corp. (a)	5,775	114,287

		258,381

Software - 0.9%
Adobe Systems, Inc. (a)	900	32,031

Microsoft Corp.	2,450	69,531
VMware, Inc.-Class A (a)	525	22,481

		124,043

		2,492,208

Health Care - 14.8%
Biotechnology - 4.7%
Celgene Corp. (a)	3,225	197,660
Genentech, Inc. (a)	2,050	166,419
Gilead Sciences, Inc. (a)	5,775	297,586

		661,665

Health Care Equipment & Supplies - 2.3%
Alcon, Inc.	1,400	199,150
Becton Dickinson & Co.	325	27,901
Covidien Ltd.	300	13,275
Hologic, Inc. (a)	1,650	91,740

		332,066

Health Care Providers & Services - 1.5%
Cardinal Health, Inc.	600	31,506
Medco Health Solutions, Inc. (a)	4,000	175,160
WellPoint, Inc. (a)	200	8,826

		215,492

Pharmaceuticals - 6.3%
Abbott Laboratories	4,850	267,478
Eli Lilly & Co.	1,100	56,749
Johnson & Johnson	1,200	77,844
Merck & Co., Inc.	1,500	56,925
Pfizer, Inc.	10,500	219,765
Sanofi-Aventis SA (ADR)	1,000	37,540
Schering-Plough Corp.	1,900	27,379
Teva Pharmaceutical Industries Ltd. (Sponsored) (ADR)	3,400	157,046

		900,726

		2,109,949

Energy - 12.6%
Energy Equipment & Services - 2.7%
Baker Hughes, Inc.	875	59,937
Cameron International Corp. (a)	1,700	70,788
Schlumberger Ltd.	3,025	263,175

		393,900

Oil, Gas & Consumable Fuels - 9.9%
Anadarko Petroleum Corp.	1,100	69,333
BP PLC (Sponsored) (ADR)	600	36,390
Chevron Corp.	3,150	268,884
ConocoPhillips	2,400	182,904
EOG Resources, Inc.	1,550	186,000
Exxon Mobil Corp.	5,400	456,732
Marathon Oil Corp.	1,800	82,080

Occidental Petroleum Corp.	200	14,634
Royal Dutch Shell PLC (ADR)	500	34,490
Total SA (ADR)	600	44,406
Valero Energy Corp.	800	39,288

		1,415,141

		1,809,041

Consumer Staples - 10.5%
Beverages - 1.8%
The Coca-Cola Co.	1,700	103,479
Pepsi Bottling Group, Inc.	1,200	40,692
PepsiCo, Inc.	1,650	119,130

		263,301

Food & Staples Retailing - 2.3%
Costco Wholesale Corp.	1,450	94,206
The Kroger Co.	2,200	55,880
Safeway, Inc.	1,600	46,960
Supervalu, Inc.	1,800	53,964
Wal-Mart Stores, Inc.	1,550	81,654

		332,664

Food Products - 2.2%
Del Monte Foods Co.	1,800	17,154
General Mills, Inc.	500	29,940
Kraft Foods, Inc.-Class A	600	18,606
Sara Lee Corp.	3,000	41,940
Tyson Foods, Inc.-Class A	2,000	31,900
WM Wrigley Jr Co.	2,725	171,239

		310,779

Household Products - 2.7%
Colgate-Palmolive Co.	1,300	101,283
Procter & Gamble Co.	4,040	283,083

		384,366

Tobacco - 1.5%
Altria Group, Inc.	2,950	65,490
Philip Morris International, Inc. (a)	2,950	149,211

		214,701

		1,505,811

Industrials - 8.8%
Aerospace & Defense - 2.1%
Honeywell International, Inc.	3,900	220,038
Northrop Grumman Corp.	600	46,686
Spirit Aerosystems Holdings, Inc.-Class A (a)	1,725	38,261

		304,985

Commercial Services & Supplies - 0.3%
Allied Waste Industries, Inc. (a)	3,500	37,835

Construction & Engineering - 0.8%
Fluor Corp.	845	119,280

Electrical Equipment - 0.4%
ABB Ltd. (Sponsored) (ADR)	750	20,190
Emerson Electric Co.	850	43,741

		63,931

Industrial Conglomerates - 3.1%
General Electric Co.	8,900	329,389
Textron, Inc.	1,850	102,527
Tyco International Ltd.	300	13,215

		445,131

Machinery - 2.0%
Caterpillar, Inc.	600	46,974
Deere & Co.	2,075	166,913
SPX Corp.	400	41,960
Terex Corp. (a)	425	26,562

		282,409

Road & Rail - 0.1%
Avis Budget Group, Inc. (a)	900	9,558

		1,263,129

Materials - 6.4%
Chemicals - 4.3%
Air Products & Chemicals, Inc.	1,275	117,300
Ashland, Inc.	500	23,650
Dow Chemical Co.	2,200	81,070
E.I. Du Pont de Nemours & Co.	1,625	75,985
Lubrizol Corp.	700	38,857
Monsanto Co.	2,425	270,388

		607,250

Containers & Packaging - 0.9%
Ball Corp.	800	36,752
Owens-Illinois, Inc. (a)	1,000	56,430
Smurfit-Stone Container Corp. (a)	1,900	14,630
Sonoco Products Co.	900	25,767

		133,579

Metals & Mining - 1.2%
Alcoa, Inc.	2,200	79,332
ArcelorMittal	800	65,440
Freeport-McMoRan Copper & Gold, Inc.-Class B	250	24,055

		168,827

		909,656

Consumer Discretionary - 5.2%
Auto Components - 0.4%
Autoliv, Inc.	850	42,670
Magna International, Inc.-Class A	250	18,037

		60,707

Automobiles - 0.3%
General Motors Corp.	2,200	41,910

Hotels Restaurants & Leisure - 0.7%
McDonald’s Corp.	1,175	65,530
Yum! Brands, Inc.	800	29,768

		95,298

Household Durables - 0.3%
Centex Corp.	900	21,789
KB Home	800	19,784

		41,573

Leisure Equipment & Products - 0.1%
Brunswick Corp.	1,300	20,761

Media - 1.2%
CBS Corp.-Class B	2,375	52,440
Gannett Co., Inc.	1,400	40,670
Idearc, Inc.	1,300	4,732
Time Warner, Inc.	1,400	19,628
Viacom, Inc.-Class B (a)	1,000	39,620
The Walt Disney Co.	600	18,828

		175,918

Multiline Retail - 0.8%
Family Dollar Stores, Inc.	1,100	21,450
Kohl’s Corp. (a)	610	26,163
Macy’s, Inc.	1,900	43,814
Target Corp.	375	19,005

		110,432

Specialty Retail - 1.0%
The Gap, Inc.	1,700	33,456
Home Depot, Inc.	2,200	61,534
Lowe’s Cos, Inc.	1,500	34,410
Office Depot, Inc. (a)	1,000	11,050

		140,450

Textiles Apparel & Luxury Goods - 0.4%
Jones Apparel Group, Inc.	2,100	28,182
Nike, Inc.-Class B	350	23,800

		51,982

		739,031

Telecommunication Services - 4.3%
Diversified Telecommunication Services - 3.5%
AT&T, Inc.	8,400	321,720
Verizon Communications, Inc.	4,900	178,605

		500,325

Wireless Telecommunication Services - 0.8%
America Movil SAB de CV Series L (ADR)	425	27,068
Sprint Nextel Corp.	6,400	42,816
Vodafone Group PLC (ADR)	1,400	41,314

		111,198

		611,523

Utilities - 0.9%
Electric Utilities - 0.5%
American Electric Power Co., Inc.	1,400	58,282
Entergy Corp.	175	19,089

		77,371

Multi-Utilities - 0.4%
Ameren Corp.	1,100	48,444
Dominion Resources, Inc.	200	8,168

		56,612

		133,983

Total Investments - 100.4%
(cost $13,423,455)		14,363,189
Other assets less liabilities - (0.4)%		(53,452)

Net Assets - 100.0%		$14,309,737

(a)	Non-income producing security.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR - American Depositary Receipt

ABVPS U.S. Large Cap Blended Style Portfolio

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2008:

Level	Investments in Securities	Other Financial Instruments*
Level 1	$14,363,189	$0
Level 2	0	0
Level 3	0	0

Total	$14,363,189	$0

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments In Securities	Other Financial Instruments
Balance as of 12/31/07	$0	$0
Accrued discounts /premiums	0	0
Realized gain (loss)	0	0	*
Change in unrealized appreciation/depreciation	0	0
Net purchases (sales)	0	0
Net transfers in and/or out of Level 3	0	0

Balance as of 3/31/08	$0	$0
Net change in unrealized appreciation/depreciation from Investments still held as of 3/31/08	$0	$0

*	The realized gain (loss) recognized during the period ended 3/31/08 for other financial instruments was $0.

AllianceBernstein Variable Products Series Fund

Utility Income Portfolio

Portfolio of Investments

March 31, 2008 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 93.1%
Utilities - 69.2%
Electric Utilities - 34.0%
Allegheny Energy, Inc.	39,950	$2,017,475
American Electric Power Co., Inc.	18,983	790,262
CEZ	6,200	474,706
CLP Holdings Ltd.	163,000	1,348,797
CPFL Energia SA (ADR)	9,400	573,212
Duke Energy Corp.	61,948	1,105,772
Edison International	27,500	1,348,050
Electricite de France	8,000	695,896
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA-Class B	5,411,000	424,320
Enel SpA (Sponsored) (ADR)	14,150	753,363
Entergy Corp.	10,700	1,167,156
Exelon Corp.	28,000	2,275,560
FirstEnergy Corp.	27,600	1,893,912
Fortum Oyj	31,700	1,293,266
FPL Group, Inc.	35,300	2,214,722
ITC Holdings Corp.	29,300	1,525,358
Northeast Utilities	16,900	414,726
PPL Corp.	37,500	1,722,000
Progress Energy, Inc.	16,000	667,200
Scottish & Southern Energy PLC	42,291	1,179,606
The Southern Co.	27,200	968,592

		24,853,951

Gas Utilities - 9.8%
AGL Resources, Inc.	22,000	755,040
Equitable Resources, Inc.	33,100	1,949,590
Hong Kong & China Gas Co.	467,500	1,414,450
New Jersey Resources Corp.	19,650	610,132
Oneok, Inc.	36,500	1,628,995
Questar Corp.	14,300	808,808

		7,167,015

Independent Power Producers & Energy Traders - 10.7%
The AES Corp. (a)	47,400	790,158
AES Tiete SA	46,593,600	1,804,052
Constellation Energy Group, Inc.	12,400	1,094,548
Dynegy, Inc.-Class A (a)	68,563	540,962

Iberdrola Renovables (a)	112,566	783,720
NRG Energy, Inc. (a)	52,100	2,031,379
Ormat Technologies, Inc.	10,800	464,508
Tractebel Energia SA	27,800	350,134

		7,859,461

Multi-Utilities - 14.7%
Centerpoint Energy, Inc.	102,100	1,456,967
National Grid PLC (Sponsored) (ADR)	11,238	785,873
NSTAR	45,400	1,381,522
PG&E Corp.	16,600	611,212
Public Service Enterprise Group, Inc.	38,600	1,551,334
Sempra Energy	42,274	2,252,359
Suez SA	7,100	465,387
Veolia Environnement	9,693	676,412
Xcel Energy, Inc.	80,500	1,605,975

		10,787,041

		50,667,468

Telecommunication Services - 17.7%
Diversified Telecommunication Services - 9.6%
AT&T, Inc.	62,305	2,386,282
Chunghwa Telecom Co. Ltd. (ADR)	34,009	884,914
Telefonica SA	21,400	614,868
Verizon Communications, Inc.	50,600	1,844,370
Windstream Corp.	109,200	1,304,940

		7,035,374

Wireless Telecommunication Services - 8.1%
America Movil SAB de CV Series L (ADR)	31,260	1,990,949
MTN Group Ltd.	53,500	813,277
Turkcell Iletisim Hizmet AS (ADR)	44,000	919,160
Vimpel-Communications (Sponsored) (ADR)	38,600	1,153,754
Vodafone Group PLC (Sponsored) (ADR)	35,100	1,035,801

		5,912,941

		12,948,315

Energy - 3.2%
Oil, Gas & Consumable Fuels - 3.2%
China Shenhua Energy Co. Ltd.-Class H	141,500	573,029
Williams Cos, Inc.	53,650	1,769,377

		2,342,406

Information Technology - 1.6%
Communications Equipment - 1.6%
Nokia OYJ	37,568	1,186,042

Industrials - 1.4%
Construction & Engineering - 1.4%
Fluor Corp.	6,950	981,062

Total Common Stocks (cost $52,054,232)		68,125,293

INVESTMENT COMPANIES - 1.9%
Energy - 1.9%
Oil, Gas & Consumable Fuels - 1.9%
Tortoise Energy Capital Corp. (cost $1,411,234)	55,534	1,403,344

CONVERTIBLE - PREFERRED STOCKS - 1.9%
Utilities - 1.9%
Electric Utilities - 1.9%
Entergy Corp.
7.625% (cost $1,065,400)	21,400	1,396,350

NON-CONVERTIBLE - PREFERRED STOCKS - 1.2%
Other Instruments - 1.2%
Other Instruments - 1.2%
Georgia Power Co.
6.00% (cost $861,200)	34,000	874,480

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 1.9%
Time Deposit - 1.9%
The Bank of New York
1.25%, 4/01/08 (cost $1,401,000)	$1,401	1,401,000

Total Investments - 100.0% (cost $56,793,066)		73,200,467
Other assets less liabilities - 0.0%		16,365

Net Assets - 100.0%		$73,216,832

(a)	Non-income producing security.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poor's. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR	-	American Depositary Receipt

ABVPS Utility Income Fund

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2008:

Level	Investments in Securities	Other Financial Instruments*
Level 1	$60,310,368	$0
Level 2	$12,890,099	0
Level 3	0	0

Total	$73,200,467	$0

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments In Securities	Other Financial Instruments
Balance as of 12/31/07	$0	$0
Accrued discounts /premiums	0	0
Realized gain (loss)	0	0	*
Change in unrealized appreciation/depreciation	0	0
Net purchases (sales)	0	0
Net transfers in and/or out of Level 3	0	0

Balance as of 3/31/08	$0	$0
Net change in unrealized appreciation/depreciation from Investments still held as of 3/31/08	$0	$0

*	The realized gain (loss) recognized during the period ended 3/31/08 for other financial instruments was $0.

AllianceBernstein Variable Products Series Fund

Value Portfolio

Portfolio of Investments

March 31, 2008 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 97.0%
Financials - 26.6%
Capital Markets - 2.5%
Deutsche Bank AG	12,100	$1,367,905
The Goldman Sachs Group, Inc.	3,600	595,404
Merrill Lynch & Co., Inc.	49,000	1,996,260
Morgan Stanley	84,500	3,861,650

		7,821,219

Commercial Banks - 3.2%
BB&T Corp.	13,500	432,810
Comerica, Inc.	33,800	1,185,704
Fifth Third Bancorp	35,900	751,028
Keycorp	37,200	816,540
National City Corp.	67,300	669,635
SunTrust Banks, Inc.	19,600	1,080,744
U.S. Bancorp	37,400	1,210,264
Wachovia Corp.	46,100	1,244,700
Wells Fargo & Co.	85,300	2,482,230

		9,873,655

Consumer Finance - 0.8%
Discover Financial Services	144,000	2,357,280

Diversified Financial Services - 7.9%
Bank of America Corp.	244,200	9,257,622
Citigroup, Inc.	302,800	6,485,976
JPMorgan Chase & Co.	208,200	8,942,190

		24,685,788

Insurance - 10.2%
ACE Ltd.	42,100	2,318,026
Allstate Corp.	65,000	3,123,900
American International Group, Inc.	139,400	6,029,050
Chubb Corp.	51,200	2,533,376
Fidelity National Financial, Inc.-Class A	62,700	1,149,291
Genworth Financial, Inc.-Class A	91,100	2,062,504
Hartford Financial Services Group, Inc.	36,100	2,735,297
MetLife, Inc.	46,000	2,771,960
Old Republic International Corp.	70,300	907,573
PartnerRe Ltd.	4,300	328,090
RenaissanceRe Holdings Ltd.	16,300	846,133
Safeco Corp.	20,700	908,316

Torchmark Corp.	12,700	763,397
The Travelers Cos, Inc.	63,600	3,043,260
Unum Group	95,000	2,090,950
XL Capital Ltd.-Class A	14,900	440,295

		32,051,418

Thrifts & Mortgage Finance - 2.0%
Federal Home Loan Mortgage Corp.	96,300	2,438,316
Federal National Mortgage Association	120,800	3,179,456
Washington Mutual, Inc.	61,200	630,360

		6,248,132

		83,037,492

Energy - 16.4%
Oil, Gas & Consumable Fuels - 16.4%
Anadarko Petroleum Corp.	46,900	2,956,107
BP PLC (Sponsored) (ADR)	24,800	1,504,120
Chevron Corp.	124,100	10,593,176
ConocoPhillips	99,500	7,582,895
Exxon Mobil Corp.	238,500	20,172,330
Marathon Oil Corp.	64,200	2,927,520
Occidental Petroleum Corp.	7,000	512,190
Royal Dutch Shell PLC (ADR)	21,900	1,510,662
Total SA (Sponsored) (ADR)	23,400	1,731,834
Valero Energy Corp.	39,600	1,944,756

		51,435,590

Consumer Staples - 8.8%
Beverages - 1.0%
The Coca-Cola Co.	11,500	700,005
Molson Coors Brewing Co.-Class B	42,800	2,249,996
Pepsi Bottling Group, Inc.	6,550	222,110

		3,172,111

Food & Staples Retailing - 2.0%
The Kroger Co.	59,500	1,511,300
Safeway, Inc.	63,200	1,854,920
Supervalu, Inc.	68,100	2,041,638
Wal-Mart Stores, Inc.	14,500	763,860

		6,171,718

Food Products - 1.8%
ConAgra Foods, Inc.	53,000	1,269,350
Del Monte Foods Co.	76,600	729,998
Kraft Foods, Inc.-Class A	22,400	694,624
Sara Lee Corp.	119,800	1,674,804
Tyson Foods, Inc.-Class A	80,200	1,279,190

		5,647,966

Household Products - 2.2%
Procter & Gamble Co.	97,200	6,810,804

Tobacco - 1.8%
Altria Group, Inc.	76,900	1,707,180
Philip Morris International, Inc. (a)	76,900	3,889,602

		5,596,782

		27,399,381

Industrials - 8.5%
Aerospace & Defense - 0.8%
Lockheed Martin Corp.	5,700	566,010
Northrop Grumman Corp.	25,000	1,945,250

		2,511,260

Commercial Services & Supplies - 0.5%
Allied Waste Industries, Inc. (a)	137,100	1,482,051

Industrial Conglomerates - 5.6%
3M Co.	12,500	989,375
General Electric Co.	367,200	13,590,072
Tyco International Ltd.	67,770	2,985,269

		17,564,716

Machinery - 1.5%
Caterpillar, Inc.	22,500	1,761,525
SPX Corp.	18,900	1,982,610
Terex Corp. (a)	14,600	912,500

		4,656,635

Road & Rail - 0.1%
Avis Budget Group, Inc. (a)	36,900	391,878

		26,606,540

Consumer Discretionary - 8.1%
Auto Components - 0.8%
Autoliv, Inc.	27,900	1,400,580
Magna International, Inc.-Class A	14,500	1,046,175

		2,446,755

Automobiles - 0.5%
General Motors Corp.	83,700	1,594,485

Hotels, Restaurants & Leisure - 0.3%
McDonald’s Corp.	17,900	998,283

Household Durables - 0.8%
Black & Decker Corp.	13,500	892,350
Centex Corp.	29,600	716,616
KB Home	31,200	771,576
Newell Rubbermaid, Inc.	13,100	299,597

		2,680,139

Leisure Equipment & Products - 0.3%
Brunswick Corp.	53,500	854,395

Media - 2.3%
CBS Corp.-Class B	83,300	1,839,264
Gannett Co., Inc.	63,000	1,830,150
Idearc, Inc.	53,600	195,104
Time Warner, Inc.	91,800	1,287,036
Viacom, Inc.-Class B (a)	41,300	1,636,306
The Walt Disney Co.	13,500	423,630

		7,211,490

Multiline Retail - 0.9%
Family Dollar Stores, Inc.	48,800	951,600
Macy’s, Inc.	79,700	1,837,882

		2,789,482

Specialty Retail - 1.7%
The Gap, Inc.	89,200	1,755,456
Home Depot, Inc.	86,100	2,408,217
Limited Brands, Inc.	39,500	675,450
Office Depot, Inc. (a)	43,000	475,150

		5,314,273

Textiles, Apparel & Luxury Goods - 0.5%
Jones Apparel Group, Inc.	107,000	1,435,940

		25,325,242

Health Care - 8.1%
Health Care Equipment & Supplies - 0.2%
Covidien Ltd.	13,000	575,250

Health Care Providers & Services - 1.2%
AmerisourceBergen Corp.-Class A	16,600	680,268
Cardinal Health, Inc.	28,700	1,507,037
McKesson Corp.	31,800	1,665,366

		3,852,671

Pharmaceuticals - 6.7%
GlaxoSmithKline PLC (Sponsored) (ADR)	34,500	1,463,835
Johnson & Johnson	53,500	3,470,545
Merck & Co., Inc.	67,300	2,554,035
Pfizer, Inc.	405,800	8,493,394
Sanofi-Aventis SA (ADR)	38,500	1,445,290
Schering-Plough Corp.	82,800	1,193,148
Wyeth	53,000	2,213,280

		20,833,527

		25,261,448

Telecommunication Services - 7.2%
Diversified Telecommunication Services - 6.1%
AT&T, Inc.	332,500	12,734,750
Verizon Communications, Inc.	174,300	6,353,235

		19,087,985

Wireless Telecommunication Services - 1.1%
Sprint Nextel Corp.	254,800	1,704,612
Vodafone Group PLC (ADR)	59,800	1,764,698

		3,469,310

		22,557,295

Materials - 6.6%
Chemicals - 2.8%
Ashland, Inc.	22,300	1,054,790
Dow Chemical Co.	91,600	3,375,460
E.I. Du Pont de Nemours & Co.	69,200	3,235,792
Lubrizol Corp.	21,600	1,199,016

		8,865,058

Containers & Packaging - 1.8%
Ball Corp.	38,300	1,759,502
Owens-Illinois, Inc. (a)	34,900	1,969,407
Smurfit-Stone Container Corp. (a)	82,700	636,790
Sonoco Products Co.	40,400	1,156,652

		5,522,351

Metals & Mining - 2.0%
Alcoa, Inc.	93,800	3,382,428
ArcelorMittal	35,200	2,879,360

		6,261,788

		20,649,197

Information Technology - 4.6%
Communications Equipment - 0.2%
Nokia OYJ (Sponsored)-Class A (ADR)	15,100	480,633

Computers & Peripherals - 0.8%
Dell, Inc. (a)	26,500	527,880
International Business Machines Corp.	8,300	955,662
Lexmark International, Inc.-Class A (a)	36,100	1,108,992

		2,592,534

Electronic Equipment & Instruments - 2.6%
Arrow Electronics, Inc. (a)	42,800	1,440,220
Avnet, Inc. (a)	55,600	1,819,788
Flextronics International Ltd. (a)	211,318	1,984,276
Ingram Micro, Inc.-Class A (a)	55,200	873,816
Sanmina-SCI Corp. (a)	111,000	179,820
Tech Data Corp. (a)	21,100	692,080
Tyco Electronics Ltd.	13,000	446,160
Vishay Intertechnology, Inc. (a)	66,500	602,490

		8,038,650

IT Services - 0.4%
Electronic Data Systems Corp.	81,900	1,363,635

Semiconductors & Semiconductor Equipment - 0.6%
Taiwan Semiconductor Manufacturing Co. Ltd. (Sponsored) (ADR)	190,300	1,954,381

		14,429,833

Utilities - 2.1%
Electric Utilities - 1.0%
Entergy Corp.	18,900	2,061,612
Pinnacle West Capital Corp.	26,600	933,128

		2,994,740

Independent Power Producers & Energy Traders - 0.6%
Constellation Energy Group, Inc.	21,600	1,906,632

Multi-Utilities - 0.5%
Dominion Resources, Inc.	35,400	1,445,736
Wisconsin Energy Corp.	3,000	131,970

		1,577,706

		6,479,078

Total Common Stocks (cost $311,623,511)		303,181,096

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 3.3%
Time Deposit - 3.3%
The Bank of New York
1.25%, 4/01/08
(cost $10,454,000)	$10,454	10,454,000

Total Investments - 100.3% (cost $322,077,511)		313,635,096
Other assets less liabilities - (0.3)%		(1,062,796)

Net Assets - 100.0%		$312,572,300

(a)	Non-income producing security.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poor's. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR	-	American Depositary Receipt

ABVPS Value Fund

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2008:

Level	Investments in Securities	Other Financial Instruments*
Level 1	$303,181,096	$0
Level 2	10,454,000	0
Level 3	0	0

Total	$313,635,096	$0

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments In Securities	Other Financial Instruments
Balance as of 12/31/07	$0	$0
Accrued discounts /premiums	0	0
Realized gain (loss)	0	0	*
Change in unrealized appreciation/depreciation	0	0
Net purchases (sales)	0	0
Net transfers in and/or out of Level 3	0	0

Balance as of 3/31/08	$0	$0
Net change in unrealized appreciation/depreciation from Investments still held as of 3/31/08	$0	$0

*	The realized gain (loss) recognized during the period ended 3/31/08 for other financial instruments was $0.

AllianceBernstein Variable Products Series Fund

Wealth Appreciation Strategy Portfolio

Portfolio of Investments

March 31, 2008 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 97.1%
Financials - 28.8%
Capital Markets - 3.6%
3i Group PLC	2,308	$38,026
The Blackstone Group LP	2,336	37,096
Credit Suisse Group	1,200	61,101
Deutsche Bank AG	700	79,443
Franklin Resources, Inc.	1,940	188,161
The Goldman Sachs Group, Inc.	880	145,543
ICAP PLC	3,000	33,902
Julius Baer Holding AG	792	58,461
Macquarie Group Ltd.	573	27,660
Man Group PLC	10,176	112,016
Merrill Lynch & Co., Inc.	1,500	61,110
Morgan Stanley	2,200	100,540

		943,059

Commercial Banks - 3.8%
Banco Santander Central Hispano SA	1,322	26,337
Barclays PLC	6,900	62,249
BNP Paribas SA	900	90,749
Comerica, Inc.	1,325	46,481
Credit Agricole SA	2,056	63,567
Fifth Third Bancorp	2,100	43,932
HBOS PLC	6,510	72,423
Keycorp	500	10,975
Kookmin Bank	600	33,677
Mitsubishi UFJ Financial Group, Inc.	9,000	78,730
National Bank of Greece SA	290	15,268
Royal Bank of Scotland Group PLC (London Virt-X)	9,812	65,732
Societe Generale -New (a)	132	12,702
Societe Generale	530	51,860
Standard Chartered PLC	2,247	76,837
Sumitomo Mitsui Financial Group, Inc.	11	73,071
SunTrust Banks, Inc.	425	23,435
U.S. Bancorp	800	25,888
Wachovia Corp.	1,500	40,500
Wells Fargo & Co.	2,600	75,660

		990,073

Consumer Finance - 0.4%
Discover Financial Services	3,700	60,569
ORIX Corp.	360	49,650

		110,219

Diversified Financial Services - 5.2%
Bank of America Corp.	6,800	257,788
CIT Group, Inc.	1,500	17,775
Citigroup, Inc.	7,500	160,650
CME Group, Inc.-Class A	690	323,679
Deutsche Boerse AG	737	119,526
Fortis (Euronext Brussels)	3,232	81,211
ING Groep NV	2,900	108,418

JP Morgan Chase & Co.	5,400	231,930
NYSE Euronext	1,125	69,424

		1,370,401

Insurance - 5.2%
ACE Ltd.	1,200	66,072
Allianz SE	500	99,104
Allstate Corp.	1,800	86,508
American International Group, Inc.	3,600	155,700
Assicurazioni Generali SpA	645	29,031
Aviva PLC	4,170	51,130
Chubb Corp.	900	44,532
Everest Re Group Ltd.	225	20,144
Fondiaria-Sai SpA (ordinary shares)	800	33,166
Genworth Financial, Inc.-Class A	2,500	56,600
Hartford Financial Services Group, Inc.	1,175	89,030
Marsh & McLennan Cos, Inc.	1,500	36,525
MetLife, Inc.	1,600	96,416
Muenchener Rueckversicherungs AG	400	78,459
Old Republic International Corp.	3,000	38,730
The Progressive Corp.	3,400	54,638
Prudential Corp. PLC	1,368	18,062
Prudential Financial, Inc.	150	11,737
QBE Insurance Group Ltd.	1,555	31,816
Safeco Corp.	600	26,328
Torchmark Corp.	800	48,088
The Travelers Cos, Inc.	2,100	100,485
Unum Group	2,700	59,427
XL Capital Ltd.-Class A	700	20,685

		1,352,413

Real Estate Investment Trusts (REITs) - 7.3%
Alexandria Real Estate Equities, Inc.	150	13,908
Allied Properties Real Estate Investment Trust	1,116	21,147
Apartment Investment & Management Co.-Class A	398	14,252
Ascendas Real Estate Investment Trust	15,000	26,305
Ashford Hospitality Trust, Inc.	1,800	10,224
AvalonBay Communities, Inc.	100	9,652
BioMed Realty Trust, Inc.	500	11,945
Boardwalk Real Estate Investment Trust	340	12,601
Boston Properties, Inc.	200	18,414
British Land Co. PLC	2,476	45,097
Canadian Real Estate Investment Trust	1,393	36,517
CapitaMall Trust	21,800	55,169
Cominar Real Estate Investment Trust	976	19,399
Corio NV	100	8,747
DB RREEF Trust	45,402	70,204
Derwent Valley Holdings PLC	1,200	36,146
DiamondRock Hospitality Co.	950	12,036
Digital Realty Trust, Inc.	1,150	40,825
Dundee Real Estate Investment Trust	500	15,825
Entertainment Properties Trust	550	27,131
Equity Residential	925	38,378
Essex Property Trust, Inc.	120	13,678
Extra Space Storage, Inc.	800	12,952
Federal Realty Investment Trust	150	11,692
First Industrial Realty Trust, Inc.	475	14,673
Fonciere Des Murs	500	18,917
General Growth Properties, Inc.	925	35,307
Great Portland Estates PLC	2,300	24,184
H&R Real Estate Investment	401	7,629

Hammerson PLC	1,750	38,699
HCP, Inc.	625	21,131
Health Care REIT, Inc.	550	24,821
Highwoods Properties, Inc.	525	16,312
Home Properties, Inc.	275	13,197
Host Hotels & Resorts, Inc.	1,366	21,747
ING Office Fund	17,300	21,022
Japan Real Estate Investment Corp.-Class A	3	35,206
Kimco Realty Corp.	550	21,543
Klepierre	1,350	82,864
Land Securities Group PLC	1,854	55,543
Liberty International PLC	1,200	23,266
Macerich Co.	200	14,054
Macquarie CountryWide Trust	9,400	10,113
Mid-America Apartment Communities, Inc.	400	19,936
Mirvac Group	3,380	12,479
Morguard Real Estate Investment Trust	1,000	12,421
National Retail Properties, Inc.	800	17,640
Nationwide Health Properties, Inc.	775	26,156
Nippon Building Fund, Inc.-Class A	2	25,487
Nomura Real Estate Office Fund, Inc.-Class A	3	24,439
Omega Healthcare Investors, Inc.	700	12,152
Plum Creek Timber Co., Inc. (REIT)	275	11,193
Primaris Retail Real Estate Investment Trust	731	11,855
Prologis	975	57,389
Public Storage	425	37,664
Rayonier, Inc.	950	41,268
RioCan Real Estate Investment Trust	1,340	27,029
Segro PLC	1,530	15,416
Simon Property Group, Inc.	875	81,296
SL Green Realty Corp.	125	10,184
Stockland	2,127	13,659
Stockland-New	85	482
Strategic Hotels & Resorts, Inc.	675	8,863
Sunstone Hotel Investors, Inc.	500	8,005
Tanger Factory Outlet Centers	800	30,776
Taubman Centers, Inc.	475	24,748
UDR, Inc.	600	14,712
Unibail	425	109,277
Ventas, Inc.	900	40,419
Vornado Realty Trust	425	36,639
Westfield Group	4,919	80,565
Westfield Group-new (a)	150	2,358

		1,896,979

Real Estate Management & Development - 2.6%
Beni Stabili SpA	12,900	16,189
Brookfield Properties Corp.	975	18,827
Castellum AB	500	6,106
Citycon Oyj	5,371	32,885
Hang Lung Properties Ltd.	20,300	72,892
Henderson Land Development Co., Ltd.	5,000	36,028
IVG Immobilien AG	500	14,078
Kerry Properties Ltd.	11,949	72,914
Lend Lease Corp. Ltd.	4,500	54,694
Mitsubishi Estate Co., Ltd.	2,000	49,018
Mitsui Fudosan Co., Ltd.	1,900	38,222
New World Development Co., Ltd.	21,786	53,589
NTT Urban Development Corp.	50	72,537

Sino Land Co.	6,735	14,726
Sumitomo Realty & Development	1,000	17,816
Sun Hung Kai Properties Ltd.	6,700	105,808
Tokyu Land Corp.	2,000	12,737

		689,066

Thrifts & Mortgage Finance - 0.7%
Federal Home Loan Mortgage Corp.	2,300	58,236
Federal National Mortgage Association	4,900	128,968

		187,204

		7,539,414

Information Technology - 12.3%
Communications Equipment - 3.3%
Cisco Systems, Inc. (a)	13,400	322,806
Nokia OYJ	2,209	69,739
Nokia OYJ (Sponsored)-Class A (ADR)	5,550	176,657
Research In Motion Ltd. (a)	2,645	296,848

		866,050

Computers & Peripherals - 3.9%
Apple, Inc. (a)	3,425	491,488
Asustek Computer, Inc.	7,000	20,620
Dell, Inc. (a)	1,800	35,856
Fujitsu Ltd.	7,000	46,294
Hewlett-Packard Co.	6,900	315,054
International Business Machines Corp.	200	23,028
Lexmark International, Inc.-Class A (a)	1,000	30,720
Toshiba Corp.	6,000	40,324

		1,003,384

Electronic Equipment & Instruments - 0.7%
Arrow Electronics, Inc. (a)	1,350	45,428
AU Optronics Corp.	161	278
Avnet, Inc. (a)	1,300	42,549
Flextronics International Ltd. (a)	2,100	19,719
Ingram Micro, Inc.-Class A (a)	1,400	22,162
Sanmina-SCI Corp. (a)	7,800	12,636
Tech Data Corp. (a)	500	16,400
Tyco Electronics Ltd.	450	15,444
Vishay Intertechnology, Inc. (a)	1,100	9,966

		184,582

Internet Software & Services - 1.8%
Google, Inc.-Class A (a)	1,040	458,089

IT Services - 0.1%
Electronic Data Systems Corp.	1,800	29,970

Semiconductors & Semiconductor Equipment - 1.6%
Broadcom Corp.-Class A (a)	2,725	52,511
Hynix Semiconductor, Inc. (a)	1,000	28,198
MEMC Electronic Materials, Inc. (a)	1,510	107,059
Nvidia Corp. (a)	6,475	128,140
Samsung Electronics Co. Ltd.	80	50,588
United Microelectronics Corp.	97,677	59,504

		426,000

Software - 0.9%
Adobe Systems, Inc. (a)	975	34,700
Microsoft Corp.	2,750	78,045
Nintendo Co. Ltd.	200	104,641
VMware, Inc.-Class A (a)	600	25,692

		243,078

		3,211,153

Health Care - 10.2%
Biotechnology - 2.9%
Celgene Corp. (a)	3,550	217,580

CSL Ltd./Australia	849	28,780
Genentech, Inc. (a)	2,275	184,684
Gilead Sciences, Inc. (a)	6,425	331,080

		762,124

Health Care Equipment & Supplies - 1.9%
Alcon, Inc.	1,800	256,050
Becton Dickinson & Co.	350	30,048
Covidien Ltd.	450	19,912
Essilor International SA	940	61,433
Hologic, Inc. (a)	1,800	100,080
Smith & Nephew PLC	2,059	27,266

		494,789

Health Care Providers & Services - 0.9%
Cardinal Health, Inc.	800	42,008
Medco Health Solutions, Inc. (a)	4,450	194,866
WellPoint, Inc. (a)	200	8,826

		245,700

Pharmaceuticals - 4.5%
Abbott Laboratories	5,375	296,431
AstraZeneca PLC	400	15,004
Eli Lilly & Co.	700	36,113
GlaxoSmithKline PLC	1,300	27,498
Johnson & Johnson	1,400	90,818
Merck & Co., Inc.	1,700	64,515
Pfizer, Inc.	11,200	234,416
Roche Holding AG	192	36,186
Sanofi-Aventis SA	700	52,502
Schering-Plough Corp.	2,000	28,820
Teva Pharmaceutical Industries Ltd. (Sponsored) (ADR)	5,325	245,962
Wyeth	1,000	41,760

		1,170,025

		2,672,638

Energy - 10.2%
Energy Equipment & Services - 1.8%
Baker Hughes, Inc.	950	65,075
Cameron International Corp. (a)	1,850	77,034
Schlumberger Ltd.	3,350	291,450
Technip SA	501	39,027

		472,586

Oil, Gas & Consumable Fuels - 8.4%
Anadarko Petroleum Corp.	1,200	75,636
BG Group PLC	751	17,402
Chevron Corp.	3,400	290,224
China Petroleum & Chemical Corp.-Class H	64,000	55,364
China Shenhua Energy Co. Ltd.-Class H	4,000	16,199
ConocoPhillips	2,800	213,388
ENI SpA	2,200	74,887
EOG Resources, Inc.	1,700	204,000
Exxon Mobil Corp.	6,100	515,938
Gazprom OAO (Sponsored) (ADR)	1,045	53,295
LUKOIL (ADR)	500	42,750
Marathon Oil Corp.	1,700	77,520
Occidental Petroleum Corp.	400	29,268
Petro-Canada	900	39,211
Petroleo Brasileiro SA (ADR)	700	71,477
Royal Dutch Shell PLC-Class A	2,900	100,019
Royal Dutch Shell PLC (Euronext Amsterdam)-Class A	1,778	61,219
StatoilHydro ASA	2,400	72,002
Total SA	1,810	134,092

Valero Energy Corp.	1,000	49,110

		2,193,001

		2,665,587

Consumer Staples - 8.5%
Beverages - 1.5%
The Coca-Cola Co.	1,875	114,131
Coca-Cola Enterprises, Inc.	2,300	55,660
Molson Coors Brewing Co.-Class B	950	49,942
Pepsi Bottling Group, Inc.	1,300	44,083
PepsiCo, Inc.	1,850	133,570

		397,386

Food & Staples Retailing - 1.5%
Costco Wholesale Corp.	1,600	103,952
Koninklijke Ahold NV	2,600	38,596
The Kroger Co.	2,500	63,500
Supervalu, Inc.	1,700	50,966
Tesco PLC	4,723	35,595
Wal-Mart Stores, Inc.	1,900	100,092

		392,701

Food Products - 2.2%
Associated British Foods PLC	2,200	38,213
Del Monte Foods Co.	2,000	19,060
Kraft Foods, Inc.-Class A	600	18,606
Nestle SA	284	141,955
Sara Lee Corp.	3,400	47,532
Tyson Foods, Inc.-Class A	2,100	33,495
Unilever PLC	2,306	77,999
WM Wrigley Jr Co.	3,025	190,091

		566,951

Household Products - 1.9%
Colgate-Palmolive Co.	1,450	112,970
Procter & Gamble Co.	4,425	310,060
Reckitt Benckiser PLC	1,475	81,793

		504,823

Personal Products - 0.2%
L’Oreal SA	390	49,516

Tobacco - 1.2%
Altria Group, Inc.	3,120	69,264
British American Tobacco PLC	2,061	77,411
Philip Morris International, Inc. (a)	3,120	157,811

		304,486

		2,215,863

Materials - 8.0%
Chemicals - 3.8%
Air Products & Chemicals, Inc.	1,360	125,120
Ashland, Inc.	600	28,380
BASF SE	900	121,526
Bayer AG	905	72,545
Dow Chemical Co.	2,300	84,755
E.I. Du Pont de Nemours & Co.	1,900	88,844
Incitec Pivot Ltd.	141	18,230
Lubrizol Corp.	800	44,408
Mitsubishi Chemical Holdings Corp.	6,500	43,293
Mitsui Chemicals, Inc.	8,500	56,989
Monsanto Co.	2,705	301,607
Syngenta AG	61	17,821

		1,003,518

Construction Materials - 0.1%
Buzzi Unicem SpA	600	14,967

Containers & Packaging - 0.6%
Ball Corp.	900	41,346

Owens-Illinois, Inc. (a)	1,200	67,716
Smurfit-Stone Container Corp. (a)	2,800	21,560
Sonoco Products Co.	600	17,178

		147,800

Metals & Mining - 3.3%
Alcoa, Inc.	2,400	86,544
Anglo American PLC	801	48,013
Antofagasta PLC	2,400	33,414
ArcelorMittal	878	71,595
BHP Billiton PLC	1,633	48,098
Cia Vale do Rio Doce (ADR)	1,940	67,202
Cia Vale do Rio Doce (Sponsored) (ADR)	1,400	40,810
Freeport-McMoRan Copper & Gold, Inc.-Class B	300	28,866
JFE Holdings, Inc.	1,600	71,569
Kazakhmys PLC	1,100	34,882
POSCO	75	35,902
Rio Tinto PLC	1,426	148,198
Xstrata PLC	2,262	158,432

		873,525

Paper & Forest Products - 0.2%
Stora Enso Oyj-Class R	2,200	25,441
Svenska Cellulosa AB-Class B	2,000	36,466

		61,907

		2,101,717

Industrials - 8.0%
Aerospace & Defense - 1.9%
BAE Systems PLC	11,620	112,050
Honeywell International, Inc.	4,300	242,606
Northrop Grumman Corp.	1,100	85,591
Spirit Aerosystems Holdings, Inc.-Class A (a)	1,875	41,587

		481,834

Airlines - 0.2%
Air France-KLM	1,000	28,133
Deutsche Lufthansa AG	1,200	32,592

		60,725

Commercial Services & Supplies - 0.2%
Allied Waste Industries, Inc. (a)	3,600	38,916
Capita Group PLC	1,295	17,448

		56,364

Construction & Engineering - 0.5%
Fluor Corp.	925	130,573

Electrical Equipment - 0.7%
ABB Ltd.	4,190	112,930
ABB Ltd. (Sponsored) (ADR)	850	22,882
Emerson Electric Co.	1,050	54,033

		189,845

Industrial Conglomerates - 2.2%
3M Co.	325	25,724
General Electric Co.	10,200	377,502
Siemens AG	335	36,617
Textron, Inc.	2,100	116,382
Tyco International Ltd.	450	19,822

		576,047

Machinery - 1.2%
Caterpillar, Inc.	600	46,974
Cummins, Inc.	700	32,774
Deere & Co.	2,280	183,403
Terex Corp. (a)	600	37,500

		300,651

Marine - 0.3%
Mitsui OSK Lines Ltd.	3,000	36,702
Nippon Yusen KK	4,000	37,927

		74,629

Road & Rail - 0.0%
Avis Budget Group, Inc. (a)	1,000	10,620

Trading Companies & Distributors - 0.8%
Mitsubishi Corp.	2,400	73,431
Mitsui & Co. Ltd.	7,000	143,644

		217,075

		2,098,363

Consumer Discretionary - 5.4%
Auto Components - 0.6%
Autoliv, Inc.	1,225	61,495
Compagnie Generale des Etablissements Michelin-Class B	500	52,363
Hyundai Mobis	460	35,984

		149,842

Automobiles - 1.1%
General Motors Corp.	2,700	51,435
Nissan Motor Co. Ltd.	10,000	83,838
Porsche Automobil Holding SE	376	68,944
Renault SA	800	88,552

		292,769

Hotels Restaurants & Leisure - 0.4%
McDonald’s Corp.	1,325	73,895
Starwood Hotels & Resorts Worldwide, Inc.	100	5,175
Yum! Brands, Inc.	850	31,629

		110,699

Household Durables - 0.6%
Black & Decker Corp.	800	52,880
Centex Corp.	1,000	24,210
KB Home	1,100	27,203
Sharp Corp.	2,000	34,328

		138,621

Leisure Equipment & Products - 0.1%
Brunswick Corp.	1,500	23,955

Media - 1.2%
CBS Corp.-Class B	3,075	67,896
Gannett Co., Inc.	1,600	46,480
Idearc, Inc.	1,600	5,824
Lagardere SCA	475	35,596
SES Global (FDR)	1,151	24,495
Time Warner, Inc.	1,600	22,432
Viacom, Inc.-Class B (a)	1,200	47,544
The Walt Disney Co.	2,100	65,898

		316,165

Multiline Retail - 0.5%
Family Dollar Stores, Inc.	1,900	37,050
Kohl’s Corp. (a)	650	27,878
Macy’s, Inc.	2,200	50,732
New World Department Store China Ltd. (a)	183	215
Target Corp.	425	21,539

		137,414

Specialty Retail - 0.7%
Esprit Holdings Ltd.	2,800	33,976
The Gap, Inc.	2,700	53,136
Home Depot, Inc.	2,400	67,128
Limited Brands, Inc.	475	8,123
Office Depot, Inc. (a)	1,600	17,680

		180,043

Textiles Apparel & Luxury Goods - 0.2%
Jones Apparel Group, Inc.	2,200	29,524
Nike, Inc.-Class B	350	23,800

		53,324

		1,402,832

Telecommunication Services - 4.0%
Diversified Telecommunication Services - 2.9%
AT&T, Inc.	9,300	356,190
China Netcom Group Corp. Ltd.	15,500	44,768
Nippon Telegraph & Telephone Corp.	8	34,653
Telefonica SA	4,452	127,915
Verizon Communications, Inc.	5,100	185,895

		749,421

Wireless Telecommunication Services - 1.1%
America Movil SAB de CV Series L (ADR)	950	60,506
Sprint Nextel Corp.	6,800	45,492
Vodafone Group PLC	62,233	184,982

		290,980

		1,040,401

Utilities - 1.7%
Electric Utilities - 0.7%
CEZ	271	20,749
E.ON AG	778	145,105
The Tokyo Electric Power Co. Inc	900	24,210

		190,064

Independent Power Producers & Energy Traders - 0.3%
Iberdrola Renovables (a)	3,137	21,841
International Power PLC	4,990	39,455

		61,296

Multi-Utilities - 0.7%
CMS Energy Corp.	2,200	29,788
RWE AG	360	44,467
Suez SA	1,076	70,529
Wisconsin Energy Corp.	1,000	43,990

		188,774

		440,134

Construction & Housing - 0.0%
Real Estate - 0.0%
Canadian Apartment Properties	1	14

Total Common Stocks (cost $24,765,086)		25,388,116

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 2.7%
Time Deposit - 2.7%
The Bank of New York
1.25%, 4/01/08 (cost $695,000)	$695	695,000

Total Investments - 99.8%
(cost $25,460,086)		26,083,116
Other assets less liabilities - 0.2%		63,740

Net Assets - 100.0%		$26,146,856

(a)	Non-income producing security.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR	-	American Depositary Receipt
FDR	-	Fiduciary Depositary Receipt

ABVPS Wealth Appreciation Strategy Portfolio

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2008:

Level	Investments in Securities	Other Financial Instruments*
Level 1	$17,499,521	$0
Level 2	8,583,595	0
Level 3	0	0

Total	$26,083,116	$0

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments In Securities	Other Financial Instruments
Balance as of 12/31/07	$0	$0
Accrued discounts /premiums	0	0
Realized gain (loss)	0	0	*
Change in unrealized appreciation/depreciation	0	0
Net purchases (sales)	0	0
Net transfers in and/or out of Level 3	0	0

Balance as of 3/31/08	$0	$0
Net change in unrealized appreciation/depreciation from Investments still held as of 3/31/08	$0	$0

*	The realized gain (loss) recognized during the period ended 3/31/08 for other financial instruments was $0.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Variable Products Series Fund, Inc.

By:	/s/ Marc O. Mayer
Marc O. Mayer
President

Date: May 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marc O. Mayer
Marc O. Mayer
President

Date: May 23, 2008

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date: May 23, 2008